                                                               File No. 33-12109
                                                   Filed pursuant to Rule 497(b)

-------------------------------------------------------------------------------
LIBERTY INTERMEDIATE TAX EXEMPT BOND FUND  PROSPECTUS, NOVEMBER 25, 2002
-------------------------------------------------------------------------------

CLASS A, B AND C SHARES

Advised by Fleet Investment Advisors Inc.

-------------------------------------------------------------------------------
TABLE OF CONTENTS

THE FUND                                                                      2
-------------------------------------------------------------------------------
Investment Goal ......................................................        2
Principal Investment Strategies ......................................        2
Principal Investment Risks ...........................................        3
Performance History ..................................................        5
Your Expenses ........................................................        7

YOUR ACCOUNT                                                                  9
-------------------------------------------------------------------------------
How to Buy Shares ....................................................        9
Sales Charges ........................................................       10
How to Exchange Shares ...............................................       13
How to Sell Shares ...................................................       13
Fund Policy on Trading of Fund Shares ................................       14
Distribution and Service Fees ........................................       14
Other Information About Your Account .................................       15

MANAGING THE FUND                                                            18
-------------------------------------------------------------------------------
Investment Advisor ...................................................       18
Portfolio Manager ....................................................       18

FINANCIAL HIGHLIGHTS                                                         19
-------------------------------------------------------------------------------

Although these securities have been registered with the Securities and Exchange Commission, the Commission has not approved or disapproved any shares offered in this prospectus or determined whether this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

                                                    ---------------------------
                                                    Not FDIC   May Lose Value
                                                    Insured   -----------------
                                                              No Bank Guarantee
                                                    ---------------------------

-------------------------------------------------------------------------------
THE FUND
-------------------------------------------------------------------------------

INVESTMENT GOAL
-------------------------------------------------------------------------------
The Fund seeks to provide investors with current income, exempt from federal income tax, consistent with preservation of capital.

PRINCIPAL INVESTMENT STRATEGIES
-------------------------------------------------------------------------------

The Fund invests primarily in a diversified portfolio of municipal securities, which are securities issued by state and local governments and other political or public bodies or agencies and that pay interest which is exempt from federal income tax (including the federal alternative minimum tax). The Fund normally invests at least 80% of its net assets (plus any borrowings for investment purposes) in municipal securities and mutual funds that invest in municipal securities. The Fund may also invest up to 20% of its net assets in debt securities that pay interest that is not exempt from federal income tax, such as U.S. Government obligations, corporate bonds, money market instruments, including commercial paper and bank obligations, and repurchase agreements.

Municipal securities purchased by the Fund may include general obligation securities, revenue securities and private activity bonds. The interest on private activity bonds may be subject to the federal alternative minimum tax. Investments in private activity bonds will not be treated as investments in municipal securities for purposes of the 80% requirement stated above.

The Fund may, from time to time, invest as a hedging strategy in a limited amount of futures contracts or options on futures contracts. The Fund may only use futures contracts and options on futures contracts, commonly referred to as derivatives, in an effort to offset unfavorable changes in the value of securities held by the Fund for investment purposes.

-------------------------------------------------------------------------------
  A DERIVATIVE is an investment whose value is based on or derived from the performance of other securities or interest or currency exchange rates or indices. Derivatives are considered to carry a higher degree of risk than other types of securities.
-------------------------------------------------------------------------------

In selecting portfolio securities for the Fund, the Fund's investment advisor evaluates the suitability of available bonds according to such factors as creditworthiness, maturity, liquidity and interest rates. It also determines the appropriate allocation of the Fund's assets among various geographic regions, issuers and industry sectors.

Nearly all of the Fund's investments will be of investment grade quality. These are securities which have one of the top four ratings assigned by Standard & Poor's Ratings Group (S&P) or Moody's Investors Service, Inc. (Moody's), or are unrated securities determined by the advisor to be of comparable quality. The advisor expects, however, that most of the securities purchased by the Fund will have one of the top three ratings assigned by S&P or Moody's, or will be unrated securities determined by the advisor to be of comparable quality. Occasionally, the rating of a security held by the Fund may be downgraded to below investment grade. If that happens, the Fund does not have to sell the security unless the advisor determines that under the circumstances the security is no longer an appropriate investment for the Fund. However, the Fund will sell promptly any debt securities that are not rated investment grade by either S&P or Moody's to the extent such securities exceed 5% of the Fund's net assets.

The Fund is permitted to invest in municipal securities with any maturity. However, under normal circumstances, the Fund's average weighted maturity will be between five and ten years. The Fund will sell a portfolio security when, as a result of changes in the economy or the performance of the security or other circumstances, the advisor believes that holding the security is no longer consistent with the Fund's investment goal.

At times, the advisor may determine that adverse market conditions make it desirable to suspend temporarily the Fund's normal investment activities. During such times, the Fund may, but is not required to, invest in cash or high-quality, short-term debt securities, without limit. Taking a temporary defensive position may prevent the Fund from achieving its investment goal.

In seeking to achieve its investment goal, the Fund may invest in various types of securities and engage in various investment techniques which are not the principal focus of the Fund and, therefore, are not described in this prospectus. These types of securities and investment practices are identified and discussed in the Fund's Statement of Additional Information, which you may obtain free of charge (see back cover). Approval by the Fund's shareholders is not required to modify or change the Fund's investment goal or investment strategies.

As part of its investment strategy, the Fund may buy and sell securities frequently. Frequent trading of investments usually increases the chance that the Fund will pay investors short term capital gains (which are taxable at higher rates than long-term capital gains). Frequent trading could also mean higher brokerage commissions and other transaction costs, which could reduce the Fund's returns.

PRINCIPAL INVESTMENT RISKS
-------------------------------------------------------------------------------
The principal risks of investing in the Fund are described below. There are many circumstances (including additional risks that are not described here) which could prevent the Fund from achieving its investment goal. You may lose money by investing in the Fund.

Management risk means that the advisor's investment decisions might produce losses or cause the Fund to underperform when compared to other funds with a similar investment goal. Market risk means that security prices in a market, sector or industry may fall, reducing the value of your investment. Because of management and market risk, there is no guarantee that the Fund will achieve its investment goal or perform favorably compared with comparable funds.

Interest rate risk is the risk of a change in the price of a bond when prevailing interest rates increase or decline. In general, if interest rates rise, bond prices fall, and if interest rates fall, bond prices rise. Changes in the values of bonds usually will not affect the amount of income the Fund receives from them but will affect the value of the Fund's shares. Interest rate risk is generally greater for bonds with longer maturities.

The value of debt securities, including municipal securities, also depends on the ability of issuers to make principal and interest payments, and thus are subject to issuer risk. If an issuer cannot meet its payment obligations or if its credit rating is lowered, the value of its debt securities will fall. Debt securities which have the lowest of the top four ratings assigned by S&P or Moody's have speculative characteristics. Changes in the economy are more likely to affect the ability of issuers of these securities to make payments of principal and interest than is the case with higher-rated securities. The ability of a state or local government issuer to make payments can be affected by many factors, including economic conditions, the flow of tax revenues and changes in the level of federal, state or local aid. Some municipal obligations are payable only from limited revenue sources or by private entities.

Structure risk is the risk that an event will occur (such as a security being prepaid or called) that alters the security's cash flows. Two particular types of structure risk are prepayment risk and extension risk. Prepayment risk is the possibility that a decrease in the prevailing interest rates may cause certain fixed income investments held by the Fund to be paid off sooner than expected, which could adversely affect the Fund's value. In that event, the Fund may be unable to recoup all of its initial investment and may also suffer from having to reinvest in lower-yielding securities. Extension risk is the possibility that a rise in interest rates may cause certain fixed income investments held by the Fund to be paid off later than expected. In that event, the value of the obligation will decrease and the Fund may be unable to invest in higher-yielding securities.

Tax-exempt bonds are subject to special risks. Changes in tax laws or adverse determinations by the Internal Revenue Service may make the income from some of these bonds taxable. Bonds that are backed by the issuer's taxing authority, known as general obligation bonds, may partially depend for payment on legislative appropriation and/or aid from other governments. These bonds may be vulnerable to legal limits on a government's power to raise revenue or increase taxes. Other tax-exempt bonds, known as special revenue obligations, are payable from revenues earned by a particular project or other revenue source. These bonds are subject to greater risk of default than general obligation bonds because investors can look only to the revenue generated by the project or private company, rather than to the credit of the state or local government issuer of the bonds.

The interest income distributed by the Fund from certain tax-exempt bonds may be subject to the federal alternative minimum tax for individuals and corporations. As a fundamental policy that cannot be changed without shareholder approval, the Fund may not invest more than 20% of its total assets in bonds subject to the alternative minimum tax. Consult your tax advisor for more information.

The Fund may invest in derivatives, such as futures and options on futures, to hedge against market risk. There is no guarantee hedging will always work. It can also prevent the Fund from making a gain if markets move in the opposite direction to the hedge. These instruments may be leveraged so that small changes may produce disproportionate losses to the Fund.

An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

PERFORMANCE HISTORY
-------------------------------------------------------------------------------
Because Class A, Class B and Class C shares have not been offered for a full calendar year, the information provided in the bar chart below shows the Fund's calendar year total returns for its Class T shares. The performance table following the bar chart shows how the Fund's average annual returns for Class T shares, adjusted to reflect the sales charges of the Class A shares, and Class G shares, adjusted to reflect the sales charges of the Class B and Class C shares, compare with those of broad measures of market performance for 1 year, 5 years and the life of the Fund. Class T and Class G shares are offered to certain investors through a separate prospectus. The chart and table are intended to illustrate some of the risks of investing in the Fund by showing the changes in the Fund's performance. All returns include the reinvestment of dividends and distributions. Performance results include the effect of expense reduction arrangements, if any. If these arrangements had not been in place, the performance results would have been lower. Any expense reduction arrangements may be discontinued at any time. As with all mutual funds, past performance (before and after taxes) does not predict the Fund's future performance. Returns and value of an investment will vary, resulting in a gain or a loss on sale.

-------------------------------------------------------------------------------
  UNDERSTANDING PERFORMANCE

  CALENDAR YEAR TOTAL RETURNS show the Fund's Class T share performance for each complete calendar year since the Fund commenced operations.(1) They include the effects of Class T expenses, but not the effects of sales charges. Class A, Class B and Class C shares are subject to sales charges, 12b-1 fees and different expenses that are not reflected in the bar chart. If these amounts were reflected, returns would be less than those shown.

  AVERAGE ANNUAL TOTAL RETURNS are a measure of the Fund's Class T average performance, for Class A shares, and Class G average performance, for Class B and Class C shares, over the past one-year, five-year and life of the Fund periods. They include the effects of Class T or Class G expenses, as applicable. The table shows for each class the relevant performance adjusted to reflect the effect of sales charges of each class.(2)

  In 2002, the Fund's benchmark was changed to the Lehman Brothers Quality Intermediate Municipal Bond Index, an unmanaged index that tracks the performance of municipal bonds issued after December 31, 1990 with remaining maturities of between 2 and 12 years and at least $5 million in principal amount outstanding. Previously, the Fund's returns were compared to the Lehman Brothers 3-15 Year Blend Municipal Bond Index, which is an unmanaged index that tracks the performance of municipal bonds issued after December 31, 1990 with remaining maturities between 2 and 17 years and at least $5 million in principal amount outstanding. The advisor believes that the Lehman Brothers Quality Intermediate Municipal Bond Index more accurately reflects the type of securities in which the Fund invests. The Fund's average annual returns for the one-year, five-year and the life of the Fund periods are shown compared to the Lehman Brothers Quality Intermediate Municipal Bond Index, as well as the Fund's previous benchmark, the Lehman Brothers 3-15 Year Blend Municipal Bond Index. Unlike the Fund, indices are not investments, do not incur fees, expenses or taxes and are not professionally managed.
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
CALENDAR YEAR TOTAL RETURNS (CLASS T)(1)
-------------------------------------------------------------------------------

                1994                          -3.01%
                1995                          14.34%
                1996                           4.20%
                1997                           9.10%
                1998                           6.41%
                1999                          -2.95%
                2000                          10.19%
                2001                           4.58%

The Fund's year-to-date total return     For period shown in bar chart:
through September 30, 2002 was           Best quarter:  1st quarter 1995, +5.39%
+7.49%.                                  Worst quarter: 1st quarter 1994, -4.21%
-------------------------------------------------------------------------------

(1) Because Class A, B and C shares have not completed a full calendar year, the bar chart total returns shown are for Class T shares. The returns shown for Class T shares include the returns of Retail A Shares of the Galaxy Intermediate Tax Exempt Bond Fund (the Galaxy Fund), the predecessor to the Fund, for periods prior to the date of this prospectus. Retail A Share returns include returns for BKB shares of the Galaxy Fund for periods prior to June 26, 2001, the date on which BKB shares were converted into Retail A Shares and returns of shares of the Boston 1784 Tax-Exempt Medium-Term Income Fund, the predecessor to the Galaxy Fund (the Boston 1784 Fund), for periods prior to June 26, 2000. Class T shares are not offered in this prospectus. Class A, B and C shares would have substantially similar annual returns because they are invested in the same portfolio of securities, although the returns would be lower to the extent that expenses for Class A, B and C shares exceed expenses paid by Class T shares.

After-tax returns are calculated using the historical highest individual federal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and may not be relevant to investors who hold Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

-------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS -- FOR PERIODS ENDED DECEMBER 31, 2001(2)
-------------------------------------------------------------------------------

                                                                       LIFE OF
                                            1 YEAR       5 YEARS       THE FUND
Class A (%)
  Return Before Taxes                       -0.40         4.34           5.03
  Return After Taxes on Distributions       -0.40         4.18           4.88
  Return After Taxes on Distributions
  and Sale of Fund Shares                    1.21         4.31           4.91
--------------------------------------------------------------------------------
Class B (%)
  Return Before Taxes                       -1.09         4.96           5.59
  Return After Taxes on Distributions       -1.09         4.80           5.43
  Return After Taxes on Distributions
  and Sale of Fund Shares                    0.60         4.83           5.38
--------------------------------------------------------------------------------
Class C (%)
  Return Before Taxes                        2.91         5.29           5.59
  Return After Taxes on Distributions        2.91         5.13           5.43
  Return After Taxes on Distributions
  and Sale of Fund Shares                    3.04         5.10           5.38
--------------------------------------------------------------------------------
Lehman Brothers Quality Intermediate
Municipal Bond Index (%)                     7.45         5.51           5.46(3)
--------------------------------------------------------------------------------
Lehman Brothers 3-15 Year Blend
Municipal Bond Index (%)                     5.27         5.82           5.77(3)
--------------------------------------------------------------------------------

(2) Class A, Class B and Class C are newer classes of shares. Their performance information includes returns of the Fund's Class T shares (for Class A) and Class G shares (for Class B and Class C) for periods prior to their inception (adjusted to reflect the sales charges applicable to Class A, B and C shares, respectively). The returns for Class T and G shares include the returns of Retail A Shares (for Class T) and Retail B Shares (for Class G) of the Galaxy Fund for periods prior to the date of this prospectus. The returns shown for Class G shares also include the returns of Retail A Shares (adjusted to reflect the sales charges applicable to Class G shares) for periods prior to the inception of Retail B Shares (March 1, 2001). The returns shown for Class T and G shares also include the returns of BKB Shares of the Galaxy Fund for periods prior to June 26, 2001, and the returns of shares of the 1784 Connecticut Fund for periods prior to June 26, 2000. The returns have not been restated to reflect any differences in expenses between any of the predecessor shares and the newer classes of shares. Class A, B and C shares were initially offered on November 25, 2002.

(3)   Performance information is from June 30, 1993.

YOUR EXPENSES
-------------------------------------------------------------------------------

Expenses are one of several factors to consider before you invest in a mutual fund. The tables below describe the fees and expenses you may pay when you buy, hold and sell shares of the Fund.

-------------------------------------------------------------------------------
  UNDERSTANDING EXPENSES

  SALES CHARGES are paid directly by shareholders to Liberty Funds Distributor, Inc., the Fund's distributor.

  ANNUAL FUND OPERATING EXPENSES are paid by the Fund. They include management and administration fees, 12b-1 fees and other administrative costs including pricing and custody services.

  EXAMPLE EXPENSES help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The table does not take into account any expense reduction arrangements discussed in the footnotes to the Annual Fund Operating Expenses table. It uses the following hypothetical conditions:

      -     $10,000 initial investment
      -     5% total return for each year
      -     Fund operating expenses remain the same
      -     Assumes reinvestment of all dividends and distributions
      -     Assumes Class B shares convert to Class A shares after eight years
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
SHAREHOLDER FEES(4) (PAID DIRECTLY FROM YOUR INVESTMENT)
-------------------------------------------------------------------------------

                                             CLASS A     CLASS B    CLASS C
Maximum sales charge (load) on purchases (%)
(as a percentage of the offering price)       4.75       0.00       0.00
-------------------------------------------------------------------------------
Maximum deferred sales charge (load) on
redemptions (%) (as a percentage of the
lesser of purchase price or redemption
price)                                        1.00(5)    5.00       1.00
-------------------------------------------------------------------------------
Redemption fee (%)
(as a percentage of amount redeemed, if
applicable)                                   (6)         (6)        (6)

-------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (DEDUCTED DIRECTLY FROM FUND ASSETS)
-------------------------------------------------------------------------------

                                            CLASS A    CLASS B     CLASS C
Management fees(7) (%)                        0.75      0.75        0.75
-----------------------------------------------------------------------------
Distribution and service (12b-1) fees (%)     0.20(8)   0.85(9)     0.85(10)
-----------------------------------------------------------------------------
Other expenses(12) (%)                        0.24      0.21(11)    0.21(11)
-----------------------------------------------------------------------------
Total annual fund operating expenses(7) (%)   1.19      1.81(11)    1.81(10)(11)

(4) A $10 annual fee is deducted from accounts of less than $1,000 and paid to the transfer agent.

(5) This charge applies only to certain Class A shares bought without an initial sales charge that are sold within 18 months of purchase.

(6)   There is a $7.50 charge for wiring sale proceeds to your bank.

(7) The Fund's advisor has voluntarily agreed to waive a portion of the management fee for each share class. As a result, the management fee for each share class would be 0.54% and total annual fund operating expenses for Class A, B and C shares would be 0.98%, 1.57% and 1.14%, respectively (taking into account the 12b-1 fee waiver for Class C shares discussed in footnote 10 and the expense reimbursement discussed in footnote 11). The advisor has agreed to maintain this waiver for one year from the date of the acquisition of the Galaxy Fund by the Fund, after which the arrangement may be modified or terminated by the advisor at any time.

(8) The Fund may pay service fees up to a maximum of 0.25% of the Fund's average daily net assets attributable to Class A shares but will limit such fees to an aggregate fee of not more than 0.20% during the current fiscal year.

(9) The Fund may pay distribution and service (12b-1) fees up to a maximum of 1.00% of the Fund's average daily net assets attributable to Class B shares (comprised of up to 0.25% for shareholder services and up to 0.75% for distribution services), but will limit such fees to an aggregate fee of not more than 0.85% during the current fiscal year.

(10) The Fund may pay distribution and service (12b-1) fees up to a maximum of 1.00% of the Fund's average daily net assets attributable to Class C shares (comprised of up to 0.25% for shareholder services and up to 0.75% for distribution services), but will limit such fees to an aggregate fee of not more than 0.85% during the current fiscal year. Also, the Fund's distributor has voluntarily waived a portion of the 12b-1 fee for Class C shares. As a result the 12b-1 fee for Class C shares would be 0.40% and the total annual fund operating expenses for Class C shares would be 1.14% including the management fee waiver described in footnote 7 and the other expense reimbursement discussed in footnote 11. This arrangement may be modified or terminated by the distributor at any time.

(11) The Fund's advisor and/or its affiliates have agreed to reimburse 0.03% and 0.01% of other expenses for Class B and C shares, respectively. As a result, other expenses for Class B and C shares would be 0.18% and 0.20%, respectively, and total annual fund operating expenses for Class B and C shares would be 1.57% and 1.14%, respectively, including the management fee waiver described in footnote 7 and the 12b-1 fee waiver for Class C shares discussed in footnote 10. The advisor has agreed to maintain this waiver for one year from the date of the acquisition of the Galaxy Fund by the Fund, after which the arrangement may be modified or terminated by the advisor at any time.

(12) Other expenses have been restated to reflect current contractual arrangements.

EXAMPLE EXPENSES (YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER)

CLASS                                1 YEAR     3 YEARS    5 YEARS    10 YEARS
Class A:                              $590       $834      $1,096      $1,845
------------------------------------------------------------------------------
Class B: did not sell your shares     $184       $570      $  980      $1,964
         sold all your shares at
         the end of the period        $684       $870      $1,180      $1,964
------------------------------------------------------------------------------
Class C: did not sell your shares     $184       $570      $  980      $2,127
         sold all your shares at
         the end of the period        $284       $570      $  980      $2,127

-------------------------------------------------------------------------------
YOUR ACCOUNT
-------------------------------------------------------------------------------

HOW TO BUY SHARES
-------------------------------------------------------------------------------
Your financial advisor can help you establish an appropriate investment portfolio, buy shares and monitor your investments. When the Fund receives your purchase request in "good form," your shares will be bought at the next calculated public offering price. "Good form" means that you placed your order with your financial advisor firm or your payment has been received and your application is complete, including all necessary signatures.

-------------------------------------------------------------------------------
  INVESTMENT MINIMUMS

  Initial Investment .................................................   $1,000
  Subsequent Investments .............................................      $50
  Automatic Investment Plan* .........................................      $50
  Retirement Plan* ...................................................      $25

  * The initial investment minimum of $1,000 is waived on these plans.

  The Fund reserves the right to change these investment minimums. The Fund also reserves the right to refuse a purchase order for any reason, including if it believes that doing so would be in the best interest of the Fund and its shareholders.
-------------------------------------------------------------------------------

--------------------------------------------------------------------------------
OUTLINED BELOW ARE THE VARIOUS OPTIONS FOR BUYING SHARES:
--------------------------------------------------------------------------------

METHOD                       INSTRUCTIONS
Through your financial       Your financial advisor can help you establish your account and buy Fund shares on your behalf. To
advisor                      receive the current trading day's price, your financial advisor firm must receive your request prior to the close of the New York Stock Exchange (NYSE), usually 4:00 p.m. Eastern time. Your financial advisor may charge you fees for executing the purchase for you.
-----------------------------------------------------------------------------------------------------------------------------------
By check                     For new accounts send a completed application and check made payable to the Fund to the transfer
(new account)                agent, Liberty Funds Services, Inc., P.O. Box 8081, Boston, MA 02266-8081.
-----------------------------------------------------------------------------------------------------------------------------------
By check                     For existing accounts fill out and return the additional investment stub included in your quarterly
(existing account)           statement, or send a letter of instruction including your Fund name and account number with a check made payable to the Fund to Liberty Funds Services, Inc., P.O. Box 8081, Boston, MA 02266-8081.
-----------------------------------------------------------------------------------------------------------------------------------
By exchange                  You or your financial advisor may acquire shares for your account by exchanging shares you own in one fund for shares of the same class of the Fund at no additional cost. There may be an additional charge if exchanging from a money market fund. To exchange by telephone, call 1-800-422-3737.
-----------------------------------------------------------------------------------------------------------------------------------
By wire                      You may purchase shares by wiring money from your bank account to your Fund account. To wire funds to your Fund account, call 1-800-422-3737 to obtain a control number and the wiring instructions.
-----------------------------------------------------------------------------------------------------------------------------------
By electronic funds          You may purchase shares by electronically transferring money from your bank account to your Fund
transfer                     account by calling 1-800-422-3737. An electronic funds transfer may take up to two business days to settle and be considered in "good form." You must set up this feature prior to your telephone request.
                             Be sure to complete the appropriate section of the application.
-----------------------------------------------------------------------------------------------------------------------------------
Automatic investment plan    You can make monthly or quarterly investments automatically from your bank account to your Fund account. You can select a pre-authorized amount to be sent via electronic funds transfer. Be sure to complete the appropriate section of the application for this feature.
-----------------------------------------------------------------------------------------------------------------------------------
Automated dollar             You can purchase shares for your account by exchanging $100 or more each month from another fund for
cost averaging               shares of the same class of the Fund at no additional cost. You must have a current balance of at least $5,000 in the fund the money is coming from. The designated amount will be exchanged on the third Tuesday of each month. Exchanges will continue so long as your fund balance is sufficient to complete the transfers. You may terminate your program or change the amount of the exchange (subject to the $100 minimum) by calling 1-800-422-3737. Be sure to complete the appropriate section of the account application for this feature.
-----------------------------------------------------------------------------------------------------------------------------------
By dividend                  You may automatically invest dividends distributed by another fund into the same class of shares of
diversification              the Fund at no additional sales charge. To invest your dividends in the Fund, call 1-800-345-6611.

SALES CHARGES
-------------------------------------------------------------------------------
You may be subject to an initial sales charge when you purchase, or a contingent deferred sales charge (CDSC) when you sell, shares of the Fund. These sales charges are described below. In certain circumstances, the sales charge may be waived, as described below and in the Statement of Additional Information.

CLASS A SHARES Your purchases of Class A shares are made at the public offering price for these shares. This price includes a sales charge that is based on the amount of your initial investment when you open your account. The sales charge you pay on an additional investment is based on the total amount of your purchase and the current value of your account. A portion of the sales charge is paid as a commission to your financial advisor firm on the sale of Class A shares. The amount of the sales charge differs depending on the amount you invest as shown in the table below.

-------------------------------------------------------------------------------
  CHOOSING A SHARE CLASS

  The Fund offers three classes of shares in this prospectus -- CLASS A, B AND
  C. Each share class has its own sales charge and expense structure. Determining which share class is best for you depends on the dollar amount you are investing and the number of years for which you are willing to invest. If your financial advisor firm does not participate in the Class B discount program, purchases of $250,000 or more but less than $1 million can be made only in Class A or Class C shares. Purchases of $1 million or more can be made only in Class A shares. Based on your personal situation, your investment advisor can help you decide which class of shares makes the most sense for you. The Fund also offers additional classes of shares, Class T, G and Z shares, exclusively to certain institutional and other investors. These shares are made available through separate prospectuses provided to eligible institutional and other investors.
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
CLASS A SALES CHARGES
-------------------------------------------------------------------------------

                                                                  % OF OFFERING
                                     AS A % OF                        PRICE
                                    THE PUBLIC        AS A %       RETAINED BY
                                     OFFERING         OF YOUR       FINANCIAL
AMOUNT OF PURCHASE                     PRICE        INVESTMENT     ADVISOR FIRM
Less than $50,000                      4.75            4.99            4.25
-------------------------------------------------------------------------------
$50,000 to less than $100,000          4.50            4.71            4.00
-------------------------------------------------------------------------------
$100,000 to less than $250,000         3.50            3.63            3.00
-------------------------------------------------------------------------------
$250,000 to less than $500,000         2.50            2.56            2.00
-------------------------------------------------------------------------------
$500,000 to less than $1,000,000       2.00            2.04            1.75
-------------------------------------------------------------------------------
$1,000,000 or more                     0.00            0.00            0.00

Class A shares bought without an initial sales charge in accounts aggregating $1 million to $25 million at the time of purchase are subject to a 1.00% CDSC if the shares are sold within 18 months of the time of purchase. Subsequent Class A share purchases that bring your account value above $1 million (but less than $25 million) are subject to a CDSC if redeemed within 18 months of the date of purchase. The 18-month period begins on the first day of the month following each purchase. The CDSC does not apply to retirement plans purchasing through a fee-based program.

For Class A share purchases of $1 million or more, financial advisors receive a cumulative commission from the distributor as follows:

-------------------------------------------------------------------------------
PURCHASES OVER $1 MILLION
-------------------------------------------------------------------------------

AMOUNT PURCHASED                                                   COMMISSION %
First $3 million                                                       1.00
-------------------------------------------------------------------------------
$3 million to less than $5 million                                     0.80
-------------------------------------------------------------------------------
$5 million to less than $25 million                                    0.50
-------------------------------------------------------------------------------
$25 million or more                                                    0.25

The commission to financial advisors for Class A share purchases of $25 million or more is paid over 12 months but only to the extent the shares remain outstanding.

For Class A share purchases by participants in certain group retirement plans offered through a fee-based program, financial advisors receive a 1.00% commission from the distributor on all purchases of less than $3 million.

-------------------------------------------------------------------------------
  UNDERSTANDING CONTINGENT DEFERRED SALES CHARGES

  Certain investments in Class A, B and C shares are subject to a CDSC, a sales charge applied at the time you sell your shares. You will pay the CDSC only on shares you sell within a certain amount of time after purchase. The CDSC generally declines each year until there is no charge for selling shares. The CDSC is applied to the net asset value at the time of purchase or sale, whichever is lower. For purposes of calculating the CDSC, the start of the holding period is the month-end of the month in which the purchase is made. Shares you purchase with reinvested dividends or capital gains are not subject to a CDSC. Ask your financial advisor or the Fund's distributor, or consult the SAI, for other instances in which the CDSC is waived. When you place an order to sell shares, the Fund will automatically sell first those shares not subject to a CDSC and then those you have held the longest. This policy helps reduce and possibly eliminate the potential impact of the CDSC.
-------------------------------------------------------------------------------

REDUCED SALES CHARGES FOR LARGER INVESTMENTS There are two ways for you to pay a lower sales charge when purchasing Class A shares. The first is through Rights of Accumulation. If the combined value of the Fund accounts in all classes maintained by you, your spouse or your minor children reaches a sales charge discount level (according to the chart on the previous page), your next purchase will receive the lower sales charge. The second is by signing a Statement of Intent within 90 days of your purchase. By doing so, you would be able to pay the lower sales charge on all purchases by agreeing to invest a total of at least $50,000 within 13 months. If your Statement of Intent purchases are not completed within 13 months, you will be charged the applicable sales charge on the amount you had invested to that date. In addition, certain investors may purchase shares at a reduced sales charge or net asset value, which is the value of a fund share excluding any sales charges. See the Statement of Additional Information for a description of these situations.

CLASS B SHARES Your purchases of Class B shares are made at Class B's net asset value. Class B shares have no front-end sales charge, but they do carry a CDSC that is imposed only on shares sold prior to elimination of the CDSC as shown in the applicable chart below. The CDSC generally declines each year and eventually disappears over time. The distributor pays your financial advisor firm an up-front commission on sales of Class B shares as described in the charts below.

PURCHASES OF LESS THAN $250,000:

-------------------------------------------------------------------------------
CLASS B SALES CHARGES
-------------------------------------------------------------------------------

                                                                % DEDUCTED WHEN
HOLDING PERIOD AFTER PURCHASE                                   SHARES ARE SOLD
Through first year                                                    5.00
-------------------------------------------------------------------------------
Through second year                                                   4.00
-------------------------------------------------------------------------------
Through third year                                                    3.00
-------------------------------------------------------------------------------
Through fourth year                                                   3.00
-------------------------------------------------------------------------------
Through fifth year                                                    2.00
-------------------------------------------------------------------------------
Through sixth year                                                    1.00
-------------------------------------------------------------------------------
Longer than six years                                                 0.00

Commission to financial advisors is 4.00%.

Automatic conversion to Class A shares occurs eight years after purchase.

You can pay a lower CDSC and reduce the holding period when making purchases of Class B shares through a financial advisor firm which participates in the Class B share discount program for larger purchases as described in the charts below. Some financial advisor firms are not able to participate because their record keeping or transaction processing systems are not designed to accommodate these reductions. For non-participating firms, purchases of Class B shares must be less than $250,000. Consult your financial advisor to see whether it participates in the discount program for larger purchases. For participating firms, Rights of Accumulation apply, so that if the combined value of the Fund accounts in all classes maintained by you, your spouse or your minor children is at or above a discount level, your next purchase will be subject to the lower CDSC and the applicable reduced holding period.

PURCHASES OF $250,000 TO LESS THAN $500,000:

-------------------------------------------------------------------------------
CLASS B SALES CHARGES
-------------------------------------------------------------------------------

                                                                % DEDUCTED WHEN
HOLDING PERIOD AFTER PURCHASE                                   SHARES ARE SOLD
Through first year                                                    3.00
-------------------------------------------------------------------------------
Through second year                                                   2.00
-------------------------------------------------------------------------------
Through third year                                                    1.00
-------------------------------------------------------------------------------
Longer than three years                                               0.00

Commission to financial advisors is 2.50%.

Automatic conversion to Class A shares occurs four years after purchase.

PURCHASES OF $500,000 TO LESS THAN $1 MILLION:

-------------------------------------------------------------------------------
CLASS B SALES CHARGES
-------------------------------------------------------------------------------

                                                                % DEDUCTED WHEN
HOLDING PERIOD AFTER PURCHASE                                   SHARES ARE SOLD
Through first year                                                    3.00
-------------------------------------------------------------------------------
Through second year                                                   2.00
-------------------------------------------------------------------------------
Through third year                                                    1.00

Commission to financial advisors is 1.75%.

Automatic conversion to Class A shares occurs three years after purchase.

If you exchange into a fund participating in the Class B share discount program or transfer your fund account from a financial advisor which does not participate in the program to one who does, the exchanged or transferred shares will retain the pre-existing CDSC but any additional purchases of Class B shares which, together with the exchanged or transferred account, exceed the applicable discount level will be subject to the lower CDSC and the reduced holding period for amounts in excess of the discount level. Your financial advisor will receive the lower commission for purchases in excess of the applicable discount level. If you exchange from a participating fund or transfer your account from a financial advisor that does participate in the program into a fund or financial advisor that does not, the exchanged or transferred shares will retain the pre-existing CDSC schedule and holding period but all additional purchases of Class B shares will be subject to the higher CDSC and longer holding period of the non-participating fund or applicable to the non-participating financial advisor.

CLASS C SHARES Your purchases of Class C shares are made at Class C's net asset value. Although Class C shares have no front-end sales charge, they carry a CDSC of 1.00% that is applied to shares sold within the first year after they are purchased. After holding shares for one year, you may sell them at any time without paying a CDSC. The distributor pays your financial advisor firm an up-front commission of 1.00% on sales of Class C shares.

-------------------------------------------------------------------------------
CLASS C SALES CHARGES
-------------------------------------------------------------------------------

                                                                % DEDUCTED WHEN
HOLDING PERIOD AFTER PURCHASE                                   SHARES ARE SOLD
Through first year                                                    1.00
-------------------------------------------------------------------------------
Longer than one year                                                  0.00

HOW TO EXCHANGE SHARES
-------------------------------------------------------------------------------
You may exchange your shares for shares of the same share class of another fund distributed by Liberty Funds Distributor, Inc. at net asset value. If your shares are subject to a CDSC, you will not be charged a CDSC upon the exchange. However, when you sell the shares acquired through the exchange, the shares sold may be subject to a CDSC, depending upon when you originally purchased the shares you are exchanging. For purposes of computing the CDSC, the length of time you have owned your shares will be computed from the date of your original purchase and the applicable CDSC will be the CDSC of the original fund. Shareholders of Liberty Acorn funds that qualify to purchase Class A shares at net asset value may exchange their Class A shares for Class
Z shares of another fund distributed by Liberty Funds Distributor, Inc. (see the Statement of Additional Information for a description of these situations). Unless your account is part of a tax-deferred retirement plan, an exchange is a taxable event, and you may realize a gain or a loss for tax purposes. The Fund may terminate your exchange privilege if the advisor determines that your exchange activity is likely to adversely impact its ability to manage the Fund. To exchange by telephone, call 1-800-422-3737.

HOW TO SELL SHARES
-------------------------------------------------------------------------------
Your financial advisor can help you determine if and when you should sell your shares. You may sell shares of the Fund on any regular business day that the NYSE is open. When the Fund receives your sales request in "good form," shares will be sold at the next calculated price. "Good form" means that money used to purchase your shares is fully collected. When selling shares by letter of instruction, "good form" also means (i) your letter has complete instructions, the proper signatures and signature guarantees, (ii) you have included any certificates for shares to be sold, and (iii) any other required documents are attached. For additional documents required for sales by corporations, agents, fiduciaries and surviving joint owners, please call 1-800-345-6611. Retirement plan accounts have special requirements; please call 1-800-799-7526 for more information. The Fund will generally send proceeds from the sale to you within seven days (usually on the next business day after your request is received in "good form"). However, if you purchased your shares by check, the Fund may delay sending the proceeds from the sale of your shares for up to 15 days after your purchase to protect against checks that are returned. No interest will be paid on uncashed redemption checks. Redemption proceeds may be paid in securities, rather than in cash, under certain circumstances. For more information, see the paragraph "Non Cash Redemptions" under the section "How to Sell Shares" in the Statement of Additional Information.

--------------------------------------------------------------------------------
OUTLINED BELOW ARE THE VARIOUS OPTIONS FOR SELLING SHARES:
--------------------------------------------------------------------------------

METHOD                       INSTRUCTIONS
Through your                 You may call your financial advisor to place your sell order. To receive the current trading day's
financial advisor            price, your financial advisor firm must receive your request prior to the close of regular trading on the NYSE, usually 4:00 p.m. Eastern time. Your financial advisor may charge you fees for executing a redemption for you.
-----------------------------------------------------------------------------------------------------------------------------------
By exchange                  You or your financial advisor may sell shares by exchanging from the Fund into the same share class
                             (and, in some cases, certain other classes) of another fund distributed by Liberty Funds Distributor,
                             Inc. at no additional cost. To exchange by telephone, call 1-800-422-3737.
-----------------------------------------------------------------------------------------------------------------------------------
By telephone                 You or your financial advisor may sell shares by telephone and request that a check be sent to your address of record by calling 1-800-422-3737, unless you have notified the Fund of an address change within the previous 30 days. The dollar limit for telephone sales is $100,000 in a 30-day period. You do not need to set up this feature in advance of your call. Certain restrictions apply to retirement accounts. For details, call 1-800-345-6611.
-----------------------------------------------------------------------------------------------------------------------------------
By mail                      You may send a signed letter of instruction or stock power form along with any share certificates to be sold to the address below. In your letter of instruction, note the Fund's name, share class, account number, and the dollar value or number of shares you wish to sell. All account owners must sign the letter, and signatures must be guaranteed by either a bank, a member firm of a national stock exchange or another eligible guarantor institution. Additional documentation is required for sales by corporations, agents, fiduciaries, surviving joint owners and individual retirement account owners.
                             For details, call 1-800-345-6611.

                             Mail your letter of instruction to Liberty Funds Services, Inc., P.O. Box 8081, Boston, MA 02266-8081.
-----------------------------------------------------------------------------------------------------------------------------------
By wire                      You may sell shares and request that the proceeds be wired to your bank. You must set up this feature prior to your telephone request. Be sure to complete the appropriate section of the account application for this feature.
-----------------------------------------------------------------------------------------------------------------------------------
By systematic                You may automatically sell a specified dollar amount or percentage of your account on a monthly,
withdrawal plan              quarterly or semi-annual basis and have the proceeds sent to you if your account balance is at least
                             $5,000. This feature is not available if you hold your shares in certificate form. All dividend and capital gains distributions must be reinvested. Be sure to complete the appropriate section of the account application for this feature.
-----------------------------------------------------------------------------------------------------------------------------------
By electronic funds          You may sell shares and request that the proceeds be electronically transferred to your bank. Proceeds
transfer                     may take up to two business days to be received by your bank. You must set up this feature prior to your request. Be sure to complete the appropriate section of the account application for this feature.

FUND POLICY ON TRADING OF FUND SHARES
-------------------------------------------------------------------------------
The Fund does not permit short-term or excessive trading in its shares. Excessive purchases, redemptions or exchanges of Fund shares disrupt portfolio management and increase Fund expenses. In order to promote the best interests of the Fund, the Fund reserves the right to reject any purchase order or exchange request, particularly from market timers or investors who, in the advisor's opinion, have a pattern of short-term or excessive trading or whose trading has been or may be disruptive to the Fund. The fund into which you would like to exchange also may reject your request.

DISTRIBUTION AND SERVICE FEES
-------------------------------------------------------------------------------
The Fund has adopted a plan under Rule 12b-1 that permits it to pay the Fund's distributor marketing and other fees to support the sale and distribution of Class A, B, and C shares and certain services provided to you by your financial advisor. The annual service fee may equal up to 0.25% for each of Class A, Class B and Class C shares. The annual distribution fee may equal up to 0.75% for each of Class B and Class C shares. Distribution and service fees are paid out of the assets of these classes. The Fund's Board of Trustees currently limits total payments under the Rule 12b-1 plan for Class A, B and C shares to 0.20%, 0.85% and 0.85%, respectively. Over time, these fees will reduce the return on your investment and may cost you more than paying other types of sales charges. Class B shares automatically convert to Class A shares after a certain number of years, eliminating a portion of the distribution fee upon conversion. Conversion may occur three, four or eight years after purchase, depending on the program under which you purchased your shares. See "Your Account; Sales Charges" for the conversion schedule applicable to Class B shares.

OTHER INFORMATION ABOUT YOUR ACCOUNT
-------------------------------------------------------------------------------

HOW THE FUND'S SHARE PRICE IS DETERMINED The price of each class of the Fund's shares is based on its net asset value. The net asset value is determined at the close of regular trading on the NYSE, usually 4:00 p.m. Eastern time, on each business day that the NYSE is open (typically Monday through Friday).

When you request a transaction, it will be processed at the net asset value (plus any applicable sales charges) next determined after your request is received in "good form" by the distributor. In most cases, in order to receive that day's price, the distributor must receive your order before that day's transactions are processed. If you request a transaction through your financial advisor firm, the firm must receive your order by the close of trading on the NYSE to receive that day's price.

The Fund determines its net asset value for each share class by dividing each class's total net assets by the number of that class's outstanding shares. In determining the net asset value, the Fund must determine the price of each security in its portfolio at the close of each trading day. Securities for which market quotations are available are valued each day at the current market value. However, where market quotations are unavailable, or when the advisor believes that subsequent events have made them unreliable, the Fund may use other data to determine the fair value of the securities.

You can find the daily prices of some share classes for the Fund in most major daily newspapers under the caption "Liberty." You can find daily prices for all share classes by visiting the Fund's web site at www.libertyfunds.com.

ACCOUNT FEES If your account value falls below $1,000 (other than as a result of depreciation in share value) you may be subject to an annual account fee of $10. This fee is deducted from the account in June each year. Approximately 60 days prior to the fee date, the Fund's transfer agent will send you written notification of the upcoming fee. If you add money to your account and bring the value above $1,000 prior to the fee date, the fee will not be deducted.

SHARE CERTIFICATES Share certificates are not available for any class of shares offered by the Fund.

DIVIDENDS, DISTRIBUTIONS AND TAXES The Fund has the potential to make the following distributions:

-------------------------------------------------------------------------------
TYPES OF DISTRIBUTIONS
-------------------------------------------------------------------------------

Dividends                  Represents interest and dividends earned from
                           securities held by the Fund, net of expenses
                           incurred by the Fund.
-------------------------------------------------------------------------------
Capital gains              Represents net long-term capital gains on sales of
                           securities held for more than 12 months and net
                           short-term capital gains, which are gains on sales
                           of securities held for a 12-month period or less.

DISTRIBUTION OPTIONS The Fund declares dividends daily and pays them monthly, and declares and pays any capital gains (including short-term capital gains) at least annually. Dividends begin to accrue on the day that the Fund receives payment and stop accruing on the day prior to the shares leaving the account. You can choose one of the options listed in the table below for these distributions when you open your account. To change your distribution option, call 1-800-345-6611.

-------------------------------------------------------------------------------
  UNDERSTANDING FUND DISTRIBUTIONS

  The Fund earns income from the securities it holds. The Fund also may realize capital gains or losses on sales of its securities. The Fund distributes substantially all of its net investment income and capital gains to shareholders. As a shareholder, you are entitled to a portion of the Fund's income and capital gains, generally based on the number of shares you own at the time these distributions are declared.
-------------------------------------------------------------------------------

If you do not indicate on your application or at the time your account is established your preference for handling distributions, the Fund will automatically reinvest all distributions in additional shares of the Fund.

-------------------------------------------------------------------------------
DISTRIBUTION OPTIONS
-------------------------------------------------------------------------------

Reinvest all distributions in additional shares of your current fund
-------------------------------------------------------------------------------
Reinvest all distributions in shares of another fund
-------------------------------------------------------------------------------
Receive dividends in cash (see options below) and reinvest capital gains
-------------------------------------------------------------------------------
Receive all distributions in cash (with one of the following options):

- send the check to your address of record
- send the check to a third party address
- transfer the money to your bank via electronic funds transfer

Distributions of $10 or less will automatically be reinvested in additional Fund shares. If you elect to receive distributions by check and the check is returned as undeliverable, or if you do not cash a distribution check within six months of the check date, the distribution will be reinvested in additional shares of the Fund. All subsequent distributions will be reinvested.

TAX CONSEQUENCES Unless you are an entity exempt from income taxes, regardless of whether you receive your distributions in cash or reinvest them in additional Fund shares, all Fund distributions are subject to federal income tax. Depending on the state where you live, distributions may also be subject to state and local income taxes.

In general, any distributions of dividends, interest and short-term capital gains are taxable as ordinary income. Distributions of long-term capital gains are generally taxable as such, regardless of how long you have held your Fund shares. You will be provided with information each year regarding the amount of ordinary income and capital gains distributed to you for the previous year and any portion of your distribution which is exempt from state and local taxes. Your investment in the Fund may have additional personal tax implications. Please consult your tax advisor about federal, state, local or other applicable tax laws.

In addition to the dividends and capital gains distributions made by the Fund, you may realize a capital gain or loss when selling and exchanging shares of the Fund. Such transactions may also be subject to federal, state and local income tax.

-------------------------------------------------------------------------------
MANAGING THE FUND
-------------------------------------------------------------------------------

INVESTMENT ADVISOR
-------------------------------------------------------------------------------
Fleet Investment Advisors Inc. (Fleet), located at 100 Federal Street, Boston, Massachusetts 02110, is the Fund's investment advisor. In its duties as investment advisor, Fleet runs the Fund's day-to-day business, including placing all orders for the purchase and sale of the Fund's portfolio securities. Fleet has been an investment advisor since 1984. Fleet also provides investment management and advisory services to individual and institutional clients. As of December 31, 2001, Fleet and its affiliates managed over $166 billion in assets.

For the fiscal year or period ended October 31, 2001, aggregate advisory fees paid to Fleet by the Fund amounted to 0.60% of average daily net assets of the Fund.

PORTFOLIO MANAGER
-------------------------------------------------------------------------------
Fleet's municipal bond portfolio management team is responsible for the day-to-day management of the Fund's investment portfolio. The team has managed the Fund since June 26, 2000.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The financial highlights table is intended to help you understand the Fund's financial performance. Because the Class A, Class B and Class C shares have not commenced investment operations, information is shown for the Fund's Class T shares. Until May 31, 2000, the Fund's fiscal years ran from June 1 to May 31. When the Fund was reorganized as a portfolio of the Galaxy Funds, its fiscal year was changed to run from November 1 to October 31. Information shown includes that of Retail A Shares of the Galaxy Fund for periods prior to the date of this prospectus. Certain information reflects financial results for a single Class T share. The total returns in the table represent the rate that you would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information is included in the Fund's financial statements which, for the fiscal year ended October 31, 2001, has been audited by Ernst & Young, LLP, independent auditors, whose report, along with the Fund's financial statements, are included in the Fund's Annual Report dated October 31, 2001 and are incorporated by reference into the SAI. The information for periods through May 31, 2000 was audited by the Boston 1784 Fund's former independent accountants, PricewaterhouseCoopers LLP, whose report, dated July 17, 2000, is also incorporated by reference into the SAI. You can request a free annual report by calling 1-800-426-3750.

--------------------------------------------------------------------------------
THE FUND
--------------------------------------------------------------------------------

                                                                     SIX MONTHS ENDED     YEAR ENDED              PERIOD ENDED
                                                                      APRIL 30, 2002   OCTOBER 31, 2001         OCTOBER 31, 2000(A)
                                                                       (UNAUDITED)
                                                                         CLASS T           CLASS T                   CLASS T
NET ASSET VALUE -- BEGINNING OF PERIOD ($)                                10.50              10.01                    9.82
----------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS ($):
  Net investment income(b)                                                 0.18               0.40                    0.15(c)
  Net realized and unrealized gain (loss)                                 (0.08)              0.49                    0.19
----------------------------------------------------------------------------------------------------------------------------------
  Total from Investment Operations                                         0.10               0.89                    0.34
----------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS ($):
  From net investment income                                              (0.18)             (0.40)                  (0.15)
  From net realized capital gains                                            --                 --                      --
----------------------------------------------------------------------------------------------------------------------------------
  Total Distributions Declared to Shareholders ($):                       (0.18)             (0.40)                  (0.15)
----------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE -- END OF PERIOD ($)                                      10.42              10.50                   10.01
----------------------------------------------------------------------------------------------------------------------------------
Total return (%)(d)(e)                                                     0.99(f)            9.02                    3.24(f)
----------------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS (%):
  Expenses (excluding reimbursement/waiver)                                1.08(g)            1.09                    1.69(g)
  Expenses (including reimbursement/waiver)                                0.87(g)            0.91                    0.94(g)
  Net investment income (including reimbursement/waiver)                   3.54(g)            3.89                    4.21(g)
Portfolio turnover rate (%)                                                  41(f)              88                      38(f)
----------------------------------------------------------------------------------------------------------------------------------
NET ASSETS, END OF PERIOD (000'S) ($)                                    12,531             13,746                       1

(a)   The Fund began offering Retail A shares on June 26, 2000.
(b) Net investment income per share before reimbursement/waiver of fees by the advisor and/or its affiliates and/or the administrator for Class T shares for the six months ended April 30, 2002 (unaudited), the year ended October 31, 2001 and the period ended October 31, 2000 were $0.17, $0.38 and $0.13(c) respectively.
(c) Per share data was calculated using the weighted average shares outstanding method during the period.
(d) Total return at net asset value assuming all distributions reinvested and no initial or contingent deferred sales charge.
(e) Had the advisor not waived a portion of the expenses, total return would have been lower.
(f)   Not annualized.
(g)   Annualized.

FOR MORE INFORMATION
-------------------------------------------------------------------------------
Additional information about the Fund's investments will be published in the Fund's semi-annual and annual reports to shareholders. The annual report will contain a discussion of the market conditions and investment strategies that significantly affected the Fund's performance over its last fiscal year.

You may wish to read the Statement of Additional Information for more information on the Fund and the securities in which it invests. The Statement of Additional Information is incorporated into this prospectus by reference, which means that it is considered to be part of this prospectus.

You can get free copies of reports and the Statement of Additional Information, request other information and discuss your questions about the Fund by writing or calling the Fund's distributor at:

Liberty Funds Distributor, Inc.
One Financial Center
Boston, MA 02111-2621
1-800-426-3750
www.libertyfunds.com

Text-only versions of all Fund documents can be viewed online or downloaded from the EDGAR database on the Securities and Exchange Commission internet site at www.sec.gov.

You can review and copy information about the Fund by visiting the following location, and you can obtain copies, upon payment of a duplicating fee by electronic request at the E-mail address publicinfo@sec.gov or by writing the:

Public Reference Room
Securities and Exchange Commission
Washington, DC 20549-0102

Information on the operation of the Public Reference Room may be obtained by calling 1-202-942-8090.

INVESTMENT COMPANY ACT FILE NUMBER:

Liberty Funds Trust V: 811-5030

- Liberty Intermediate Tax Exempt Bond Fund
    (formerly named Galaxy Intermediate Tax Exempt Bond Fund)

------------------------------------------------------------------------------

[LIBERTYFUNDS LOGO]

       A MEMBER OF COLUMBIA MANAGEMENT GROUP

       (C)2002 Liberty Funds Distributor, Inc.
       A Member of Columbia Management Group
       One Financial Center, Boston, MA 02111-2621
       800.426.3750 www.libertyfunds.com


                                                              710-01/856L-1102

--------------------------------------------------------------------------------
LIBERTY INTERMEDIATE TAX EXEMPT BOND FUND  PROSPECTUS, NOVEMBER 25, 2002
--------------------------------------------------------------------------------

CLASS T AND G SHARES

Advised by Fleet Investment Advisors Inc.

--------------------------------------------------------------------------------
TABLE OF CONTENTS

THE FUND                                                                     2
--------------------------------------------------------------------------------
Investment Goal ..........................................................   2
Principal Investment Strategies ..........................................   2
Principal Investment Risks ...............................................   3
Performance History ......................................................   4
Your Expenses ............................................................   7

YOUR ACCOUNT                                                                 9
--------------------------------------------------------------------------------
How to Buy Shares ........................................................   9
Sales Charges ............................................................  10
How to Exchange Shares ...................................................  12
How to Sell Shares .......................................................  12
Fund Policy on Trading of Fund Shares ....................................  13
Distribution and Service Fees ............................................  13
Other Information About Your Account .....................................  14

MANAGING THE FUND                                                           17
--------------------------------------------------------------------------------
Investment Advisor .......................................................  17
Portfolio Manager ........................................................  17

FINANCIAL HIGHLIGHTS                                                        18
--------------------------------------------------------------------------------

Class T and G shares are sold only to investors who received (and who have continuously held) Class T or G shares in connection with the merger of certain Galaxy Funds into various Liberty Funds.

Although these securities have been registered with the Securities and Exchange Commission, the Commission has not approved or disapproved any shares offered in this prospectus or determined whether this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

                                                    ---------------------------
                                                    Not FDIC   May Lose Value
                                                    Insured   -----------------
                                                              No Bank Guarantee
                                                    ---------------------------

--------------------------------------------------------------------------------
THE FUND
--------------------------------------------------------------------------------

INVESTMENT GOAL
--------------------------------------------------------------------------------
The Fund seeks to provide investors with current income, exempt from federal income tax, consistent with preservation of capital.


PRINCIPAL INVESTMENT STRATEGIES
--------------------------------------------------------------------------------
The Fund invests primarily in a diversified portfolio of municipal securities, which are securities issued by state and local governments and other political or public bodies or agencies and that pay interest that is exempt from federal income tax (including the federal alternative minimum tax). The Fund normally invests at least 80% of its net assets (plus any borrowings for investment purposes) in municipal securities and mutual funds that invest in municipal securities. The Fund may also invest up to 20% of its net assets in debt securities that pay interest that is not exempt from federal income tax, such as U.S. Government obligations, corporate bonds, money market instruments, including commercial paper and bank obligations, and repurchase agreements.

Municipal securities purchased by the Fund may include general obligation securities, revenue securities and private activity bonds. The interest on private activity bonds may be subject to the federal alternative minimum tax. Investments in private activity bonds will not be treated as investments in municipal securities for purposes of the 80% requirement stated above.


The Fund may, from time to time, invest as a hedging strategy in a limited amount of futures contracts or options on futures contracts. The Fund may only use futures contracts and options on futures contracts, commonly referred to as derivatives, in an effort to offset unfavorable changes in the value of securities held by the Fund for investment purposes.


--------------------------------------------------------------------------------
  A DERIVATIVE is an investment whose value is based on or derived from the performance of other securities or interest or currency exchange rates or indices. Derivatives are considered to carry a higher degree of risk than other types of securities.
--------------------------------------------------------------------------------

In selecting portfolio securities for the Fund, the Fund's investment advisor evaluates the suitability of available bonds according to such factors as creditworthiness, maturity, liquidity and interest rates. It also determines the appropriate allocation of the Fund's assets among various geographic regions, issuers and industry sectors.

Nearly all of the Fund's investments will be of investment grade quality. These are securities which have one of the top four ratings assigned by Standard & Poor's Ratings Group (S&P) or Moody's Investors Service, Inc. (Moody's), or are unrated securities determined by the advisor to be of comparable quality. The advisor expects, however, that most of the securities purchased by the Fund will have one of the top three ratings assigned by S&P or Moody's, or will be unrated securities determined by the advisor to be of comparable quality. Occasionally, the rating of a security held by the Fund may be downgraded to below investment grade. If that happens, the Fund does not have to sell the security unless the advisor determines that under the circumstances the security is no longer an appropriate investment for the Fund. However, the Fund will sell promptly any debt securities that are not rated investment grade by either S&P or Moody's to the extent such securities exceed 5% of the Fund's net assets.

The Fund is permitted to invest in municipal securities with any maturity. However, under normal circumstances, the Fund's average weighted maturity will be between five and ten years. The Fund will sell a portfolio security when, as a result of changes in the economy or the performance of the security or other circumstances, the advisor believes that holding the security is no longer consistent with the Fund's investment goal.


At times, the advisor may determine that adverse market conditions make it desirable to suspend temporarily the Fund's normal investment activities. During such times, the Fund may, but is not required to, invest in cash or high-quality, short-term debt securities, without limit. Taking a temporary defensive position may prevent the Fund from achieving its investment goal.

In seeking to achieve its investment goal, the Fund may invest in various types of securities and engage in various investment techniques which are not the principal focus of the Fund and, therefore, are not described in this prospectus. These types of securities and investment practices are identified and discussed in the Fund's Statement of Additional Information, which you may obtain free of charge (see back cover). Approval by the Fund's shareholders is not required to modify or change the Fund's investment goal or investment strategies.

As part of its investment strategy, the Fund may buy and sell securities frequently. Frequent trading of investments usually increases the chance that the Fund will pay investors short-term capital gains (which are taxable at higher rates than long-term capital gains). Frequent trading could also mean higher brokerage commissions and other transaction costs, which could reduce the Fund's returns.

PRINCIPAL INVESTMENT RISKS
-------------------------------------------------------------------------------
The principal risks of investing in the Fund are described below. There are many circumstances (including additional risks that are not described here) which could prevent the Fund from achieving its investment goal. You may lose money by investing in the Fund.


Management risk means that the advisor's investment decisions might produce losses or cause the Fund to underperform when compared to other funds with a similar investment goal. Market risk means that security prices in a market, sector or industry may fall, reducing the value of your investment. Because of management and market risk, there is no guarantee that the Fund will achieve its investment goal or perform favorably compared with comparable funds.


Interest rate risk is the risk of a change in the price of a bond when prevailing interest rates increase or decline. In general, if interest rates rise, bond prices fall, and if interest rates fall, bond prices rise. Changes in the values of bonds usually will not affect the amount of income the Fund receives from them but will affect the value of the Fund's shares. Interest rate risk is generally greater for bonds with longer maturities.

The value of debt securities, including municipal securities, also depends on the ability of issuers to make principal and interest payments, and thus are subject to issuer risk. If an issuer cannot meet its payment obligations or if its credit rating is lowered, the value of its debt securities will fall. Debt securities which have the lowest of the top four ratings assigned by S&P or Moody's have speculative characteristics. Changes in the economy are more likely to affect the ability of issuers of these securities to make payments of principal and interest than is the case with higher-rated securities. The ability of a state or local government issuer to make payments can be affected by many factors, including economic conditions, the flow of tax revenues and changes in the level of federal, state or local aid. Some municipal obligations are payable only from limited revenue sources or by private entities.

Structure risk is the risk that an event will occur (such as a security being prepaid or called) that alters the security's cash flows. Two particular types of structure risk are prepayment risk and extension risk. Prepayment risk is the possibility that a decrease in the prevailing interest rates may cause certain fixed income investments held by the Fund to be paid off sooner than expected, which could adversely affect the Fund's value. In that event, the Fund may be unable to recoup all of its initial investment and may also suffer from having to reinvest in lower-yielding securities. Extension risk is the possibility that a rise in interest rates may cause certain fixed income investments held by the Fund to be paid off later than expected. In that event, the value of the obligation will decrease and the Fund may be unable to invest in higher-yielding securities.

Tax-exempt bonds are subject to special risks. Changes in tax laws or adverse determinations by the Internal Revenue Service may make the income from some of these bonds taxable. Bonds that are backed by the issuer's taxing authority, known as general obligation bonds, may partially depend for payment on legislative appropriation and/or aid from other governments. These bonds may be vulnerable to legal limits on a government's power to raise revenue or increase taxes. Other tax-exempt bonds, known as special revenue obligations, are payable from revenues earned by a particular project or other revenue source. These bonds are subject to greater risk of default than general obligation bonds because investors can look only to the revenue generated by the project or private company, rather than to the credit of the state or local government issuer of the bonds.


The interest income distributed by the Fund from certain tax-exempt bonds may be subject to the federal alternative minimum tax for individuals and corporations. As a fundamental policy that cannot be changed without shareholder approval, the Fund may not invest more than 20% of its total assets in bonds subject to the alternative minimum tax. Consult your tax advisor for more information.


The Fund may invest in derivatives, such as futures and options on futures, to hedge against market risk. There is no guarantee hedging will always work. It can also prevent the Fund from making a gain if markets move in the opposite direction to the hedge. These instruments may be leveraged so that small changes may produce disproportionate losses to the Fund.

An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.


PERFORMANCE HISTORY
--------------------------------------------------------------------------------
The bar chart below shows changes in the Fund's calendar year total returns for its Class T shares, excluding sales charges.(1) The performance table following the bar chart shows how the Fund's average annual returns for Class
T and G shares, including sales charges, compare with those of broad measures of market performance for 1 year, 5 years and the life of the Fund.(2) The chart and table are intended to illustrate some of the risks of investing in the Fund by showing the changes in the Fund's performance. All returns include the reinvestment of dividends and distributions. Performance results include the effect of expense reduction arrangements. If these arrangements had not been in place, the performance results would have been lower. Any expense reduction arrangements may be discontinued at any time. As with all mutual funds, past performance (before and after taxes) does not predict the Fund's future performance. Returns and value of an investment will vary, resulting in a gain or a loss on sale.

--------------------------------------------------------------------------------
  UNDERSTANDING PERFORMANCE


  CALENDAR YEAR TOTAL RETURNS show the Fund's Class T share performance for each of the last ten complete calendar years.(1) They include the effects of Fund expenses, but not the effects of sales charges. If sales charges were included, these returns would be lower.

  AVERAGE ANNUAL TOTAL RETURNS are a measure of the Fund's average performance over the past one-year, five-year and the life of the Fund periods. The table shows the returns of each share class and includes the effects of both Fund expenses and current sales charges.(2)

  In 2002, the Fund began comparing itself to the Lehman Brothers Quality Intermediate Municipal Bond Index, an unmanaged index that tracks the performance of municipal bonds issued after December 31, 1990 with remaining maturities of between 2 and 12 years and at least $5 million in principal amount outstanding. Previously, the Fund's returns were only compared to the Lehman Brothers 3-15 Year Blend Municipal Bond Index, which is an unmanaged index that tracks the performance of municipal bonds issued after December 31, 1990 with remaining maturities between 2 and 17 years and at least $5 million in principal amount outstanding. The advisor added the new index because it offers shareholders a more useful comparison for the Fund's relative performance. The Fund's average annual returns for the one-year, five-year and the life of the Fund periods are shown compared to the Lehman Brothers Quality Intermediate Municipal Bond Index and the Lehman Brothers 3-15 Year Blend Municipal Bond Index.
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
CALENDAR YEAR TOTAL RETURNS (CLASS T)(1)
--------------------------------------------------------------------------------


                1994                          -3.01%
                1995                          14.34%
                1996                           4.20%
                1997                           9.10%
                1998                           6.41%
                1999                          -2.95%
                2000                          10.19%
                2001                           4.58%

The Fund's year-to-date total return   For period shown in bar chart:
through September 30, 2002 was +7.49%. Best quarter:  3rd quarter 1995, +5.39%
                                       Worst quarter: 4th quarter 2001, -4.21%
--------------------------------------------------------------------------------

(1) The calendar year total returns shown for Class T shares include the returns of Retail A Shares of the Galaxy Intermediate Tax Exempt Bond Fund (the Galaxy Fund), the predecessor to the Fund, for periods prior to the date of this prospectus. Retail A Share returns include returns for BKB Shares of the Galaxy Fund for periods prior to June 26, 2001, the date on which BKB shares were converted into Retail A Shares. The returns shown for Class T shares also include the returns of shares of the Boston 1784 Tax-Exempt Medium-Term Income Fund, the predecessor to the Galaxy Fund (the Boston 1784 Fund), for periods prior to the inception of BKB shares (June 26, 2000).

After-tax returns are calculated using the historical highest individual federal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and may not be relevant to investors who hold Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

-----------------------------------------------------------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS -- FOR PERIODS ENDED DECEMBER 31, 2001(2)
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                               LIFE OF THE
                                                                          1 YEAR              5 YEAR               FUND
Class T (%)
  Return Before Taxes                                                     -0.40                4.34                5.03
  Return After Taxes on Distributions                                     -0.40                4.18                4.88
  Return After Taxes on Distributions and Sale of Fund Shares              1.21                4.31                4.91
-----------------------------------------------------------------------------------------------------------------------------------
Class G (%)
  Return Before Taxes                                                     -1.09                4.79                5.59
  Return After Taxes on Distributions                                     -1.09                4.63                5.43
  Return After Taxes on Distributions and Sale of Fund Shares              0.60                4.70                5.38
-----------------------------------------------------------------------------------------------------------------------------------
Lehman Brothers Quality Intermediate Municipal Bond Index (%)              7.45                5.51                7.28(3)
-----------------------------------------------------------------------------------------------------------------------------------
Lehman Brothers 3-15 Year Blend Municipal Bond Index (%)                   5.27                5.82                5.77(3)
-----------------------------------------------------------------------------------------------------------------------------------

(2) The average annual total returns shown include the returns of Retail A Shares (for Class T shares) and Retail B Shares (for Class G shares) of the Galaxy Fund for periods prior to the date of this prospectus. The returns shown for Class G shares also include the returns of Retail A Shares (adjusted to reflect the sales charges applicable to Class G shares) for periods prior to the inception of Retail B Shares of the Galaxy Fund (March 1, 2001). Class G shares generally would have had substantially similar returns because they would have been invested in the same portfolio of securities, although the returns would be lower to the extent that expenses for Class G shares exceed expenses paid by Retail A Shares. Retail A Share returns include returns for BKB Shares of the Galaxy Fund for periods prior to June 26, 2001, the date on which BKB Shares were converted into Retail A Shares and returns of shares of the Boston 1784 Fund for periods prior to the inception of BKB Shares (June 26, 2000).

(3)  Performance information is from June 30, 1993.

YOUR EXPENSES
--------------------------------------------------------------------------------
Expenses are one of several factors to consider before you invest in a mutual fund. The tables below describe the fees and expenses you may pay when you buy, hold and sell shares of the Fund.

--------------------------------------------------------------------------------

  UNDERSTANDING EXPENSES

  SALES CHARGES are paid directly by shareholders to Liberty Funds Distributor, Inc., the Fund's distributor.

  ANNUAL FUND OPERATING EXPENSES are paid by the Fund. They include management fees, 12b-1 fees, shareholder service fees and other administrative costs including pricing and custody services.

  EXAMPLE EXPENSES help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The table does not take into account any expense reduction arrangements discussed in the footnotes to the Annual Fund Operating Expenses table. It uses the following hypothetical conditions:

  - $10,000 initial investment

  - 5% total return for each year

  - Fund operating expenses remain the same

  - Assumes reinvestment of all dividends and distributions

  - Assumes Class G shares convert to Class T shares after eight years

--------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------
SHAREHOLDER FEES(4) (PAID DIRECTLY FROM YOUR INVESTMENT)
-----------------------------------------------------------------------------------------------------------------------------
                                                                                              CLASS T      CLASS G
Maximum sales charge (load) on purchases (%)
(as a percentage of the offering price)                                                         4.75         0.00
-----------------------------------------------------------------------------------------------------------------------------
Maximum deferred sales charge (load) on redemptions (%)
(as a percentage of the lesser of purchase price or redemption price)                           1.00(5)      5.00
-----------------------------------------------------------------------------------------------------------------------------
Redemption fee (%)
(as a percentage of amount redeemed, if applicable)                                               (6)          (6)

-----------------------------------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (DEDUCTED DIRECTLY FROM FUND ASSETS)
-----------------------------------------------------------------------------------------------------------------------------

                                                                                              CLASS T      CLASS G
Management fee(7) (%)                                                                          0.75          0.75
-----------------------------------------------------------------------------------------------------------------------------
Distribution and service (12b-1) fees (%)                                                      0.00          0.80(8)
-----------------------------------------------------------------------------------------------------------------------------
Other expenses (9) (%)                                                                         0.39(10)      0.21
-----------------------------------------------------------------------------------------------------------------------------
Total annual fund operating expenses(7) (%)                                                    1.14          1.76

-----------------------------------------------------------------------------------------------------------------------------
EXAMPLE EXPENSES (YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER)
-----------------------------------------------------------------------------------------------------------------------------

CLASS                                                                   1 YEAR      3 YEARS      5 YEARS      10 YEARS
Class T                                                                     $585         $819       $1,071        $1,791
--------------------------------------------------------------------------------------------------------------------------
Class G: did not sell your shares                                           $179         $554       $  955        $1,909
         sold all your shares at the end of the period                      $679         $954       $1,255        $1,909

(4) A $10 annual fee is deducted from accounts of less than $1,000 and paid to the transfer agent.

(5) This charge applies only to certain Class T shares bought without an initial sales charge that are sold within 18 months of purchase.

(6)  There is a $7.50 charge for wiring sale proceeds to your bank.

(7) The Fund's advisor has voluntarily agreed to waive a portion of management fees for each share class. As a result, the management fee for each share class would be 0.54%, and total annual fund operating expenses for Class T and G shares would be 0.93% and 1.55% respectively. The advisor has agreed to maintain this waiver for 1 year from the date of the acquisition of the Galaxy Fund by the Fund, after which the arrangement may be modified or terminated by the advisor at any time.

(8) The Fund may pay distribution and service (12b-1) fees up to a maximum of 1.15% of the Fund's average daily net assets attributable to Class G shares (comprised of up to 0.65% for distribution services, up to 0.25% for shareholder liaison services and up to 0.25% for administrative support services), but will limit such fees to an aggregate fee of not more than 0.80% during the current fiscal year. Affiliates of the advisor are waiving a portion of the distribution and service (12b-1) fees for Class G shares so that such fees are expected to be 0.65%. The advisor has agreed to maintain this waiver for one year from the date of the acquisition of the Galaxy Fund by the Fund, after which time this arrangement may be modified or terminated by the advisor at any time.

(9) Other expenses have been restated to reflect current contractual arrangements.

(10) The Fund may pay shareholder service fees (which are included in other expenses) of up to a maximum of 0.50% of the Fund's average daily net assets attributable to Class T shares (comprised of up to 0.25% for shareholder liaison services and up to 0.25% for administrative support services) but will limit such fees to an aggregate fee of not more than 0.15% during the current fiscal year.

--------------------------------------------------------------------------------
YOUR ACCOUNT
--------------------------------------------------------------------------------


HOW TO BUY SHARES
--------------------------------------------------------------------------------
Your financial advisor can help you establish an appropriate investment portfolio, buy shares and monitor your investments. When the Fund receives your purchase request in "good form," your shares will be bought at the next calculated public offering price. "Good form" means that you placed your order with your financial advisor firm or your payment has been received and your application is complete, including all necessary signatures.


--------------------------------------------------------------------------------

  INVESTMENT MINIMUMS

  Initial Investment ................................................. $1,000

  Subsequent Investments .............................................    $50

  Automatic Investment Plan* .........................................    $50


  Retirement Plan* ...................................................    $25


  * The initial investment minimum of $1,000 is waived on these plans.


  The Fund reserves the right to change these investment minimums. The Fund also reserves the right to refuse a purchase order for any reason, including if it believes that doing so would be in the best interest of the Fund and its shareholders.


--------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
OUTLINED BELOW ARE THE VARIOUS OPTIONS FOR BUYING SHARES:
-----------------------------------------------------------------------------------------------------------------------------------
METHOD                       INSTRUCTIONS
Through your                 Your financial advisor can help you establish your account and buy Fund shares on your behalf. To
financial advisor            receive the current trading day's price, your financial advisor firm must receive your request prior to the close of the New York Stock Exchange (NYSE), usually 4:00 p.m. Eastern time. Your financial advisor may charge you fees for executing the purchase for you.
-----------------------------------------------------------------------------------------------------------------------------------
By check                     For existing accounts fill out and return the additional investment stub included in your quarterly
(existing account)           statement, or send a letter of instruction including your Fund name and account number with a check made payable to the Fund to Liberty Funds Services, Inc., P.O. Box 8081, Boston, MA 02266-8081.
-----------------------------------------------------------------------------------------------------------------------------------

By exchange                  You or your financial advisor may acquire shares for your account by exchanging Class T or Class G shares you own in one fund for shares of the same class of the Fund at no additional cost. There may be an additional charge if exchanging from a money market fund. To exchange by telephone, call
                             1-800-422-3737.

-----------------------------------------------------------------------------------------------------------------------------------
By wire                      You may purchase shares by wiring money from your bank account to your Fund account. To wire funds to your Fund account, call 1-800-422-3737 to obtain a control number and the wiring instructions.
-----------------------------------------------------------------------------------------------------------------------------------
By electronic funds          You may purchase shares by electronically transferring money from your bank account to your Fund
transfer                     account by calling 1-800-422-3737. An electronic funds transfer may take up to two business days to settle and be considered in "good form." You must set up this feature prior to your telephone request.
                             Be sure to complete the appropriate section of the application.
-----------------------------------------------------------------------------------------------------------------------------------
Automatic investment plan    You can make monthly or quarterly investments automatically from your bank account to your Fund account. You can select a pre-authorized amount to be sent via electronic funds transfer. Be sure to complete the appropriate section of the application for this feature.
-----------------------------------------------------------------------------------------------------------------------------------
Automated dollar cost        You can purchase shares for your account by exchanging $100 or more each month from another fund for
averaging                    shares of the same class of the Fund at no additional cost. You must have a current balance of at least $5,000 in the fund the money is coming from. The designated amount will be exchanged on the third Tuesday of each month. Exchanges will continue so long as your fund balance is sufficient to complete the transfers. You may terminate your program or change the amount of the exchange (subject to the $100 minimum) by calling 1-800-422-3737. Be sure to complete the appropriate section of the account application for this feature.
-----------------------------------------------------------------------------------------------------------------------------------
By dividend diversification  You may automatically invest dividends distributed by another fund into the same class of shares of the Fund at no additional sales charge. To invest your dividends in the Fund, call 1-800-345-6611.

SALES CHARGES
-------------------------------------------------------------------------------
You may be subject to an initial sales charge when you purchase, or a contingent deferred sales charge (CDSC) when you sell, shares of the Fund. These sales charges are described below. In certain circumstances, the sales charge may be waived, as described below and in the Statement of Additional Information.

CLASS T SHARES Your purchases of Class T shares are made at the public offering price for these shares. This price includes a sales charge that is based on the amount of your initial investment when you open your account. The sales charge you pay on an additional investment is based on the total amount of your purchase and the current value of your account. A portion of the sales charge is paid as a commission to your financial advisor firm on the sale of Class T shares. The amount of the sales charge differs depending on the amount you invest as shown in the table below.


-------------------------------------------------------------------------------
CLASS T SALES CHARGES
-------------------------------------------------------------------------------

                                                                  % OF OFFERING
                                   AS A % OF                          PRICE
                                   THE PUBLIC       AS A %         RETAINED BY
                                    OFFERING        OF YOUR         FINANCIAL
AMOUNT OF PURCHASE                   PRICE        INVESTMENT      ADVISOR FIRM
Less than $50,000                     4.75           4.99             4.25
-------------------------------------------------------------------------------
$50,000 to less than $100,000         4.50           4.71             4.00
-------------------------------------------------------------------------------
$100,000 to less than $250,000        3.50           3.63             3.00
-------------------------------------------------------------------------------
$250,000 to less than $500,000        2.50           2.56             2.00
-------------------------------------------------------------------------------
$500,000 to less than $1,000,000      2.00           2.04             1.75
-------------------------------------------------------------------------------
$1,000,000 or more                    0.00           0.00             0.00

Class T shares bought without an initial sales charge in accounts aggregating $1 million to $25 million at the time of purchase are subject to a 1.00% CDSC if the shares are sold within 18 months of the time of purchase. Subsequent Class T share purchases that bring your account value above $1 million (but less than $25 million) are subject to a CDSC if redeemed within 18 months of the date of purchase. The 18-month period begins on the first day of the month following each purchase. The CDSC does not apply to retirement plans purchasing through a fee-based program.

For Class T share purchases of $1 million or more, financial advisors receive a cumulative commission from the distributor as follows:


--------------------------------------------------------------------------------
PURCHASES OVER $1 MILLION
--------------------------------------------------------------------------------

AMOUNT PURCHASED                                           COMMISSION %

First $3 million                                               1.00
--------------------------------------------------------------------------------
$3 million to less than $5 million                             0.80
--------------------------------------------------------------------------------
$5 million to less than $25 million                            0.50
--------------------------------------------------------------------------------
$25 million or more                                            0.25


The commission to financial advisors for Class T share purchases of $25 million or more is paid over 12 months but only to the extent the shares remain outstanding.

--------------------------------------------------------------------------------
  UNDERSTANDING CONTINGENT DEFERRED SALES CHARGES

  Certain investments in Class T and G shares are subject to a CDSC, a sales charge applied at the time you sell your shares. You will pay the CDSC only on shares you sell within a certain amount of time after purchase. The CDSC generally declines each year until there is no charge for selling shares. The CDSC is applied to the net asset value at the time of purchase or sale, whichever is lower. For purposes of calculating the CDSC, the start of the holding period is the month-end of the month in which the purchase is made. Shares you purchase with reinvested dividends or capital gains are not subject to a CDSC. Ask your financial advisor or the Fund's distributor, or consult the SAI, for other instances when the CDSC is waived. When you place an order to sell shares, the Fund will automatically sell first those shares not subject to a CDSC and then those you have held the longest. This policy helps reduce and possibly eliminate the potential impact of the CDSC.
--------------------------------------------------------------------------------

REDUCED SALES CHARGES FOR LARGER INVESTMENTS There are two ways for you to pay a lower sales charge when purchasing Class T shares. The first is through Rights of Accumulation. If the combined value of the Fund accounts in all classes maintained by you, your spouse or your minor children reaches a sales charge discount level (according to the chart on the previous page), your next purchase will receive the lower sales charge. The second is by signing a Statement of Intent within 90 days of your purchase. By doing so, you would be able to pay the lower sales charge on all purchases by agreeing to invest a total of at least $50,000 within 13 months. If your Statement of Intent purchases are not completed within 13 months, you will be charged the applicable sales charge on the amount you had invested to that date. In addition, certain investors may purchase shares at a reduced sales charge or net asset value, which is the value of a fund share excluding any sales charges. See the Statement of Additional Information for a description of these situations.


CLASS G SHARES Your purchases of Class G shares are made at Class G's net asset value. Class G shares have no front-end sales charge, but they do carry a CDSC that is imposed only on shares sold prior to elimination of the CDSC as shown in the chart below. The CDSC generally declines each year and eventually disappears over time. The distributor pays your financial advisor firm an up-front commission on sales of Class G shares as described in the chart below.

--------------------------------------------------------------------------------
CLASS G SALES CHARGES
--------------------------------------------------------------------------------

                                                           % DEDUCTED WHEN
HOLDING PERIOD AFTER PURCHASE                              SHARES ARE SOLD

Through first year                                               5.00
--------------------------------------------------------------------------------
Through second year                                              4.00
--------------------------------------------------------------------------------
Through third year                                               4.00
--------------------------------------------------------------------------------
Through fourth year                                              4.00
--------------------------------------------------------------------------------
Through fifth year                                               3.00
--------------------------------------------------------------------------------
Through sixth year                                               2.00
--------------------------------------------------------------------------------
Through seventh year                                             1.00
--------------------------------------------------------------------------------
Longer than seven years                                          None


Commission to financial advisors is 4.00%.

Class G shares will automatically convert to Class T shares eight years after purchase. Please see the Statement of Additional Information for the CDSCs and conversion schedules applicable to Class G shares received in exchange for Retail B Shares of the Galaxy Fund purchased or acquired prior to January 1, 2001.

HOW TO EXCHANGE SHARES
--------------------------------------------------------------------------------

You may exchange your Class T shares for Class A or Class T shares, and may exchange your Class G shares for Class B or Class G shares, of another fund distributed by Liberty Funds Distributor, Inc. at net asset value. If your shares are subject to a CDSC, you will not be charged a CDSC upon the exchange. However, when you sell the shares acquired through the exchange, the shares sold may be subject to a CDSC, depending upon when you originally purchased the shares you are exchanging. For purposes of computing the CDSC, the length of time you have owned your shares will be computed from the date of your original purchase and the applicable CDSC will be the CDSC of the original fund. Class T and G shares, once exchanged for Class A or Class B shares, may not be further exchanged for Class T or G shares. Unless your account is part of a tax-deferred retirement plan, an exchange is a taxable event, and you may realize a gain or a loss for tax purposes. The Fund may terminate your exchange privilege if the advisor determines that your exchange activity is likely to adversely impact its ability to manage the Fund. To exchange by telephone, call 1-800-422-3737.

HOW TO SELL SHARES
--------------------------------------------------------------------------------
Your financial advisor can help you determine if and when you should sell your shares. You may sell shares of the Fund on any regular business day that the NYSE is open.

When the Fund receives your sales request in "good form," shares will be sold at the next calculated price. "Good form" means that money used to purchase your shares is fully collected. When selling shares by letter of instruction, "good form" also means (i) your letter has complete instructions, the proper signatures and signature guarantees, (ii) you have included any certificates for shares to be sold, and (iii) any other required documents are attached. For additional documents required for sales by corporations, agents, fiduciaries and surviving joint owners, please call 1-800-345-6611. Retirement plan accounts have special requirements; please call 1-800-799-7526 for more information.

The Fund will generally send proceeds from the sale to you within seven days (usually on the next business day after your request is received in "good form"). However, if you purchased your shares by check, the Fund may delay sending the proceeds from the sale of your shares for up to 15 days after your purchase to protect against checks that are returned. No interest will be paid on uncashed redemption checks. Redemption proceeds may be paid in securities, rather than in cash, under certain circumstances. For more information, see the paragraph "Non Cash Redemptions" under the section "How to Sell Shares" in the Statement of Additional Information.

-----------------------------------------------------------------------------------------------------------------------------------
OUTLINED BELOW ARE THE VARIOUS OPTIONS FOR SELLING SHARES:
-----------------------------------------------------------------------------------------------------------------------------------
METHOD                       INSTRUCTIONS
Through your                 You may call your financial advisor to place your sell order. To receive the current trading day's
financial advisor            price, your financial advisor firm must receive your request prior to the close of regular trading on the NYSE, usually 4:00 p.m. Eastern time. Your financial advisor may charge you fees for executing a redemption for you.
-----------------------------------------------------------------------------------------------------------------------------------
By exchange                  You or your financial advisor may sell shares by exchanging from the Fund into the same share class
                             (or Class A and Class B shares, for Class T and Class G shares, respectively) of another fund distributed by Liberty Funds Distributor, Inc. at no additional cost. To exchange by telephone, call
                             1-800-422-3737.
-----------------------------------------------------------------------------------------------------------------------------------
By telephone                 You or your financial advisor may sell shares by telephone and request that a check be sent to your address of record by calling 1-800-422-3737, unless you have notified the Fund of an address change within the previous 30 days. The dollar limit for telephone sales is $100,000 in a 30-day period. You do not need to set up this feature in advance of your call. Certain restrictions apply to retirement accounts. For details, call 1-800-345-6611.
-----------------------------------------------------------------------------------------------------------------------------------
By mail                      You may send a signed letter of instruction or stock power form along with any share certificates to be sold to the address below. In your letter of instruction, note the Fund's name, share class, account number, and the dollar value or number of shares you wish to sell. All account owners must sign the letter, and signatures must be guaranteed by either a bank, a member firm of a national stock exchange or another eligible guarantor institution. Additional documentation is required for sales by corporations, agents, fiduciaries, surviving joint owners and individual retirement account owners.
                             For details, call 1-800-345-6611.

                             Mail your letter of instruction to Liberty Funds Services, Inc., P.O. Box 8081, Boston, MA 02266-8081.
-----------------------------------------------------------------------------------------------------------------------------------
By check writing             You may sell shares by check writing. The check must be at least $500 and no more than $100,000. You will continue to earn dividends on shares until the check is presented to the bank for payment. When the check is presented to the bank a sufficient number of full and fractional shares will be sold at the next determined net asset value to cover the amount of the check. Certificate shares may not be sold by check writing. Check writing is only available for Class T shares. Be sure to complete the appropriate section of the account application for this feature.
-----------------------------------------------------------------------------------------------------------------------------------
By wire                      You may sell shares and request that the proceeds be wired to your bank. You must set up this feature prior to your telephone request. Be sure to complete the appropriate section of the account application for this feature.
-----------------------------------------------------------------------------------------------------------------------------------
By systematic withdrawal     You may automatically sell a specified dollar amount or percentage of your account on a monthly,
plan                         quarterly or semi-annual basis and have the proceeds sent to you if your account balance is at least
                             $5,000. This feature is not available if you hold your shares in certificate form. All dividend and capital gains distributions must be reinvested. Be sure to complete the appropriate section of the account application for this feature.
-----------------------------------------------------------------------------------------------------------------------------------
By electronic funds          You may sell shares and request that the proceeds be electronically transferred to your bank. Proceeds
transfer                     may take up to two business days to be received by your bank. You must set up this feature prior to your request. Be sure to complete the appropriate section of the account application for this feature.


FUND POLICY ON TRADING OF FUND SHARES
--------------------------------------------------------------------------------
The Fund does not permit short-term or excessive trading in its shares. Excessive purchases, redemptions or exchanges of Fund shares disrupt portfolio management and increase Fund expenses. In order to promote the best interests of the Fund, the Fund reserves the right to reject any purchase order or exchange request, particularly from market timers or investors who, in the advisor's opinion, have a pattern of short-term or excessive trading or whose trading has been or may be disruptive to the Fund. The fund into which you would like to exchange also may reject your request.

DISTRIBUTION AND SERVICE FEES
--------------------------------------------------------------------------------
The Fund has adopted a plan under Rule 12b-1 that permits it to pay the Fund's distributor marketing and other fees to support the sale and distribution of Class G shares and certain services provided to you by your financial advisor. The annual service fees for shareholder liaison services and administrative support may equal up to 0.50% for Class G shares. The annual distribution fee may equal up to 0.65% for Class G shares. The Fund does not intend to pay more than a total of 0.80% for Class G shares in distribution and shareholder service fees during the current fiscal year. The Fund has also adopted a plan that permits it to pay for certain services provided to Class T shareholders by their financial advisors. The annual service fee may equal up to 0.50% for Class T shares. The Fund does not intend to pay more than 0.15% for Class T shares in shareholder service fees during the current fiscal year. The foregoing fees are paid out of the assets of the relevant class. Over time, these fees will reduce the return on your investment and may cost you more than paying other types of sales charges. Class G shares automatically convert to Class T shares after a certain number of years, eliminating a portion of these fees upon conversion. Conversion may occur six or eight years after purchase, depending on the program under which you purchased your shares. See "Your Account; Sales Charges" for the conversion schedule applicable to Class G shares.


OTHER INFORMATION ABOUT YOUR ACCOUNT
--------------------------------------------------------------------------------
HOW THE FUND'S SHARE PRICE IS DETERMINED The price of each class of the Fund's shares is based on its net asset value. The net asset value is determined at the close of regular trading on the NYSE, usually 4:00 p.m. Eastern time, on each business day that the NYSE is open (typically Monday through Friday).

When you request a transaction, it will be processed at the net asset value (plus any applicable sales charges) next determined after your request is received in "good form" by the distributor. In most cases, in order to receive that day's price, the distributor must receive your order before that day's transactions are processed. If you request a transaction through your financial advisor firm, the firm must receive your order by the close of trading on the NYSE to receive that day's price.

The Fund determines its net asset value for each share class by dividing each class's total net assets by the number of that class's outstanding shares. In determining the net asset value, the Fund must determine the price of each security in its portfolio at the close of each trading day. Securities for which market quotations are available are valued each day at the current market value. However, where market quotations are unavailable, or when the advisor believes that subsequent events have made them unreliable, the Fund may use other data to determine the fair value of the securities.

You can find the daily prices of some share classes for the Fund in most major daily newspapers under the caption "Liberty." You can find daily prices for all share classes by visiting the Fund's web site at www.libertyfunds.com.

ACCOUNT FEES If your account value falls below $1,000 (other than as a result of depreciation in share value) you may be subject to an annual account fee of $10. This fee is deducted from the account in June each year. Approximately 60 days prior to the fee date, the Fund's transfer agent will send you written notification of the upcoming fee. If you add money to your account and bring the value above $1,000 prior to the fee date, the fee will not be deducted.


SHARE CERTIFICATES Share certificates are not available for any class of shares offered by the Fund.

DIVIDENDS, DISTRIBUTIONS AND TAXES The Fund has the potential to make the following distributions:


-------------------------------------------------------------------------------
TYPES OF DISTRIBUTIONS
-------------------------------------------------------------------------------

Dividends                    Represents interest and dividends earned from
                             securities held by the Fund, net of expenses
                             incurred by the Fund.
-------------------------------------------------------------------------------
Capital gains                Represents net long-term capital gains on sales of
                             securities held for more than 12 months and net
                             short-term capital gains, which are gains on sales
                             of securities held for a 12-month period or less.


DISTRIBUTION OPTIONS The Fund declares dividends daily and pays them monthly, and declares and pays any capital gains (including short-term capital gains) at least annually. Dividends begin to accrue on the day that the Fund receives payment and stop accruing on the day prior to the shares leaving the account. You can choose one of the options listed in the table below for these distributions when you open your account. To change your distribution option, call 1-800-345-6611.


-------------------------------------------------------------------------------
  UNDERSTANDING FUND DISTRIBUTIONS

  The Fund earns income from the securities it holds. The Fund also may realize capital gains or losses on sales of its securities. The Fund distributes substantially all of its net investment income and capital gains to shareholders. As a shareholder, you are entitled to a portion of the Fund's income and capital gains, generally based on the number of shares you own at the time these distributions are declared.
-------------------------------------------------------------------------------


If you do not indicate on your application or at the time your account is established your preference for handling distributions, the Fund will automatically reinvest all distributions in additional shares of the Fund.


--------------------------------------------------------------------------------
DISTRIBUTION OPTIONS
--------------------------------------------------------------------------------

Reinvest all distributions in additional shares of your current fund
--------------------------------------------------------------------------------
Reinvest all distributions in shares of another fund
--------------------------------------------------------------------------------
Receive dividends in cash (see options below) and reinvest capital gains
--------------------------------------------------------------------------------
Receive all distributions in cash (with one of the following options):

- send the check to your address of record

- send the check to a third party address

- transfer the money to your bank via electronic funds transfer

Distributions of $10 or less will automatically be reinvested in additional Fund shares. If you elect to receive distributions by check and the check is returned as undeliverable, or if you do not cash a distribution check within six months of the check date, the distribution will be reinvested in additional shares of the Fund. All subsequent distributions will be reinvested.

TAX CONSEQUENCES For federal income tax purposes, distributions of investment income by the Fund, whether in cash or additional securities, will ordinarily constitute tax-exempt income. Generally, gains realized by the

Fund on the sale or exchange of investments, the income from which is tax-exempt, will be taxable to shareholders. In addition, an investment in the Fund may result in liability for federal alternative minimum tax for both individuals and corporate shareholders. The Fund intends to distribute federally tax-exempt income. The Fund may invest a portion of its assets in securities that generate income subject to federal or state income taxes. Income exempt from federal tax may be subject to state and local taxes.

You will be provided with information each year regarding the amount of ordinary income and capital gains distributed to you for the previous year and any portion of your distribution which is exempt from state and local taxes. Your investment in the Fund may have additional personal tax implications. Please consult your tax advisor about federal, state, local or other applicable tax laws.

In addition to the dividends and capital gains distributions made by the Fund, you may realize a capital gain or loss when selling and exchanging shares of the Fund. Such transactions may also be subject to federal, state and local income tax.

--------------------------------------------------------------------------------
MANAGING THE FUND
--------------------------------------------------------------------------------


INVESTMENT ADVISOR
--------------------------------------------------------------------------------
Fleet Investment Advisors Inc. (Fleet), located at 100 Federal Street, Boston, Massachusetts 02110, is the Fund's investment advisor. In its duties as investment advisor, Fleet runs the Fund's day-to-day business, including placing all orders for the purchase and sale of the Fund's portfolio securities. Fleet has been an investment advisor since 1984. Fleet also provides investment management and advisory services to individual and institutional clients. As of December 31, 2001, Fleet and its affiliates managed over $166 billion in assets.


For the fiscal year or period ended October 31, 2001, aggregate advisory fees paid to Fleet by the Fund amounted to 0.60% of average daily net assets of the Fund.

PORTFOLIO MANAGER
--------------------------------------------------------------------------------
Fleet's municipal bond portfolio management team is responsible for the day-to-day management of the Fund's investment portfolio. The team has managed the Fund since June 26, 2000.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The financial highlights table is intended to help you understand the Fund's financial performance. Information shown includes that of Retail A Shares (for Class T shares) and Retail B Shares (for Class G shares) of the Galaxy Fund for periods prior to the date of this prospectus. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that you would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information is included in the Fund's financial statements which, for the year ended October 31, 2001, have been audited by Ernst & Young LLP, independent auditors, whose report, along with the Fund's financial statements, is included in the Fund's annual report. You can request a free annual report by calling 1-800-426-3750.

-----------------------------------------------------------------------------------------------------------------------------------
THE FUND
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                          YEAR ENDED
                                                                 SIX MONTHS ENDED         OCTOBER 31,             PERIOD ENDED
                                                                  APRIL 30, 2002              2001             OCTOBER 31, 2000(A)
                                                                    (UNAUDITED)
                                                                      CLASS T                CLASS T                 CLASS T
NET ASSET VALUE -- BEGINNING OF PERIOD ($)                             10.50                  10.01                   9.82
-----------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS ($):
  Net investment income(b)                                              0.18                   0.40                   0.15(c)
  Net realized and unrealized gain (loss)                              (0.08)                  0.49                   0.19
-----------------------------------------------------------------------------------------------------------------------------------
  Total from Investment Operations                                      0.10                   0.89                   0.34
-----------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS ($):
  From net investment income                                           (0.18)                 (0.40)                 (0.15)
  From net realized capital gains                                         --                     --                     --
-----------------------------------------------------------------------------------------------------------------------------------
  Total Distributions Declared to Shareholders                         (0.18)                 (0.40)                 (0.15)
-----------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE -- END OF PERIOD ($)                                   10.42                  10.50                  10.01
-----------------------------------------------------------------------------------------------------------------------------------
Total return (%)(d)(e)                                                  0.99(f)                9.02                   3.24(f)
-----------------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS (%):
  Expenses (excluding reimbursement/waiver)                             1.08(g)                1.09                   1.69(g)
  Expenses (including reimbursement/waiver)                             0.87(g)                0.91                   0.94(g)
  Net investment income (including reimbursement/waiver)                3.54(g)                3.89                   4.21(g)
Portfolio turnover rate (%)                                               41(f)                  88                     38(f)
-----------------------------------------------------------------------------------------------------------------------------------
NET ASSETS, END OF PERIOD (000'S) ($)                                 12,531                 13,746                      1

(a)  The Fund began offering Retail A shares on June 26, 2000.

(b) Net investment income per share before reimbursement/waiver of fees by the advisor and/or its affiliates and/or the administrator for Class T shares for the six months ended April 30, 2002 (unaudited), the year ended October 31, 2001 and the period ended October 31, 2000 were $0.17, $0.38 and $0.13(c) respectively.

(c) Per share data was calculated using the weighted average shares outstanding method during the period.

(d) Total return at net asset value assuming all distributions reinvested and no initial or contingent deferred sales charge.

(e) Had the advisor not waived a portion of the expenses, total return would have been lower.

(f)  Not annualized.

(g)  Annualized.

-----------------------------------------------------------------------------------------------------------------------------------
THE FUND
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                  SIX MONTHS ENDED           PERIOD ENDED
                                                                                   APRIL 30, 2002         OCTOBER 31, 2001(A)
                                                                                     (UNAUDITED)
                                                                                       CLASS G                 CLASS G
NET ASSET VALUE -- BEGINNING OF PERIOD ($)                                              10.50                   10.26
-----------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS ($):
  Net investment income(b)                                                               0.14                    0.22
  Net realized and unrealized gain (loss)                                               (0.08)                   0.23
-----------------------------------------------------------------------------------------------------------------------------------
  Total from Investment Operations                                                       0.06                    0.45
-----------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS ($):
  From net investment income                                                            (0.14)                  (0.21)
-----------------------------------------------------------------------------------------------------------------------------------
  Total Distributions Declared to Shareholders                                          (0.14)                  (0.21)
-----------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE -- END OF PERIOD ($)                                                    10.42                   10.50
-----------------------------------------------------------------------------------------------------------------------------------
Total return (%)(c)(d)                                                                   0.59(e)                 4.41(e)
-----------------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS (%):
  Expenses (excluding reimbursement/waiver)                                              2.45(f)                 2.93(f)
  Expenses (including reimbursement/waiver)                                              1.68(f)                 1.66(f)
  Net investment income (including reimbursement/waiver)                                 2.73(f)                 3.12(f)
Portfolio turnover rate (%)                                                                41(e)                   88
-----------------------------------------------------------------------------------------------------------------------------------
NET ASSETS, END OF PERIOD (000'S) ($)                                                      33                       6

(a)  The Fund began offering Retail B shares on March 1, 2001.

(b) Net investment income per share before reimbursement/waiver of fees by the adviser and/or its affiliates and/or the administrator for Class G shares for the six months ended April 30, 2002 (unaudited) and the period ended October 31, 2001 was $0.10 and $0.13, respectively.

(c) Total return at net asset value assuming all distributions reinvested and no initial or contingent deferred sales charge.

(d) Had the advisor not waived a portion of the expenses, total return would have been lower.

(e)  Not annualized.

(f)  Annualized.

FOR MORE INFORMATION
--------------------------------------------------------------------------------
Additional information about the Fund's investments will be published in the Fund's semi-annual and annual reports to shareholders. The annual report will contain a discussion of the market conditions and investment strategies that significantly affected the Fund's performance over its last fiscal year.

You may wish to read the Statement of Additional Information for more information on the Fund and the securities in which it invests. The Statement of Additional Information is incorporated into this prospectus by reference, which means that it is considered to be part of this prospectus.

You can get free copies of reports and the Statement of Additional Information, request other information and discuss your questions about the Fund by writing or calling the Fund's distributor at:

Liberty Funds Distributor, Inc.
One Financial Center
Boston, MA 02111-2621
1-800-426-3750
www.libertyfunds.com

Text-only versions of all Fund documents can be viewed online or downloaded from the EDGAR database on the Securities and Exchange Commission internet site at www.sec.gov.

You can review and copy information about the Fund by visiting the following location, and you can obtain copies, upon payment of a duplicating fee by electronic request at the E-mail address publicinfo@sec.gov or by writing the:

Public Reference Room
Securities and Exchange Commission
Washington, DC 20549-0102

Information on the operation of the Public Reference Room may be obtained by calling 1-202-942-8090.

INVESTMENT COMPANY ACT FILE NUMBER:

Liberty Funds Trust V: 811-5030


- Liberty Intermediate Tax Exempt Bond Fund
  (formerly named Galaxy Intermediate Tax Exempt Bond Fund)


------------------------------------------------------------------------------

[LIBERTYFUNDS LOGO]

       A MEMBER OF COLUMBIA MANAGEMENT GROUP

       (C)2002 Liberty Funds Distributor, Inc.
       A Member of Columbia Management Group
       One Financial Center, Boston, MA 02111-2621
       800.426.3750 www.libertyfunds.com

                                                              710-01/857L-1102

-------------------------------------------------------------------------------
LIBERTY INTERMEDIATE TAX EXEMPT BOND FUND  PROSPECTUS, NOVEMBER 25, 2002
-------------------------------------------------------------------------------

CLASS Z SHARES

Advised by Fleet Investment Advisors Inc.

-------------------------------------------------------------------------------
TABLE OF CONTENTS

THE FUND                                                                      2
-------------------------------------------------------------------------------
Investment Goal ......................................................        2
Principal Investment Strategies ......................................        2
Principal Investment Risks ...........................................        3
Performance History ..................................................        5
Your Expenses ........................................................        7

YOUR ACCOUNT                                                                  8
-------------------------------------------------------------------------------
How to Buy Shares ....................................................        8
Eligible Investors ...................................................        8
Sales Charges ........................................................        9
How to Exchange Shares ...............................................       10
How to Sell Shares ...................................................       10
Fund Policy on Trading of Fund Shares ................................       11
Other Information About Your Account .................................       11

MANAGING THE FUND                                                            14
-------------------------------------------------------------------------------
Investment Advisor ...................................................       14
Portfolio Manager ....................................................       14

FINANCIAL HIGHLIGHTS                                                         15
-------------------------------------------------------------------------------

Only eligible investors may purchase Class Z shares. See "Your Account - Eligible Investors" for more information.

Although these securities have been registered with the Securities and Exchange Commission, the Commission has not approved or disapproved any shares offered in this prospectus or determined whether this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

                                                    ---------------------------
                                                    Not FDIC   May Lose Value
                                                    Insured   -----------------
                                                               No Bank Guarantee

                                                    ---------------------------

-------------------------------------------------------------------------------
THE FUND
-------------------------------------------------------------------------------

INVESTMENT GOAL
-------------------------------------------------------------------------------
The Fund seeks to provide investors with current income, exempt from federal income tax, consistent with preservation of capital.

PRINCIPAL INVESTMENT STRATEGIES
--------------------------------------------------------------------------------
The Fund invests primarily in a diversified portfolio of municipal securities, which are securities issued by state and local governments and other political or public bodies or agencies and that pay interest which is exempt from federal income tax (including the federal alternative minimum tax). The Fund normally invests at least 80% of its net assets (plus any borrowings for investment purposes) in municipal securities and mutual funds that invest in municipal securities. The Fund may also invest up to 20% of its net assets in debt securities that pay interest that is not exempt from federal income tax, such as U.S. Government obligations, corporate bonds, money market instruments, including commercial paper and bank obligations, and repurchase agreements.

Municipal securities purchased by the Fund may include general obligation securities, revenue securities and private activity bonds. The interest on private activity bonds may be subject to the federal alternative minimum tax. Investments in private activity bonds will not be treated as investments in municipal securities for purposes of the 80% requirement stated above.

The Fund may, from time to time, invest as a hedging strategy in a limited amount of futures contracts or options on futures contracts. The Fund may only use futures contracts and options on futures contracts, commonly referred to as derivatives, in an effort to offset unfavorable changes in the value of securities held by the Fund for investment purposes.

-------------------------------------------------------------------------------
  A DERIVATIVE is an investment whose value is based on or derived from the performance of other securities or interest or currency exchange rates or indices. Derivatives are considered to carry a higher degree of risk than other types of securities.
-------------------------------------------------------------------------------

In selecting portfolio securities for the Fund, the Fund's investment advisor evaluates the suitability of available bonds according to such factors as creditworthiness, maturity, liquidity and interest rates. It also determines the appropriate allocation of the Fund's assets among various geographic regions, issuers and industry sectors.

Nearly all of the Fund's investments will be of investment grade quality. These are securities which have one of the top four ratings assigned by Standard & Poor's Ratings Group (S&P) or Moody's Investors Service, Inc. (Moody's), or are unrated securities determined by the advisor to be of comparable quality. The advisor expects, however, that most of the securities purchased by the Fund will have one of the top three ratings assigned by S&P or Moody's, or will be unrated securities determined by the advisor to be of comparable quality. Occasionally, the rating of a security held by the Fund may be downgraded to below investment grade. If that happens, the Fund does not have to sell the security unless the advisor determines that under the circumstances the security is no longer an appropriate investment for the Fund. However, the Fund will sell promptly any debt securities that are not rated investment grade by either S&P or Moody's to the extent such securities exceed 5% of the Fund's net assets.

The Fund is permitted to invest in municipal securities with any maturity. However, under normal circumstances, the Fund's average weighted maturity will be between five and ten years. The Fund will sell a portfolio security when, as a result of changes in the economy or the performance of the security or other circumstances, the advisor believes that holding the security is no longer consistent with the Fund's investment goal.

At times, the advisor may determine that adverse market conditions make it desirable to suspend temporarily the Fund's normal investment activities. During such times, the Fund may, but is not required to, invest in cash or high-quality, short-term debt securities, without limit. Taking a temporary defensive position may prevent the Fund from achieving its investment goal.

In seeking to achieve its investment goal, the Fund may invest in various types of securities and engage in various investment techniques which are not the principal focus of the Fund and, therefore, are not described in this prospectus. These types of securities and investment practices are identified and discussed in the Fund's Statement of Additional Information, which you may obtain free of charge (see back cover). Approval by the Fund's shareholders is not required to modify or change the Fund's investment goal or investment strategies.

As part of its investment strategy, the Fund may buy and sell securities frequently. Frequent trading of investments usually increases the chance that the Fund will pay investors short term capital gains (which are taxable at higher rates than long-term capital gains). Frequent trading could also mean higher brokerage commissions and other transaction costs, which could reduce the Fund's returns.

PRINCIPAL INVESTMENT RISKS
-------------------------------------------------------------------------------
The principal risks of investing in the Fund are described below. There are many circumstances (including additional risks that are not described here) which could prevent the Fund from achieving its investment goal. You may lose money by investing in the Fund.

Management risk means that the advisor's investment decisions might produce losses or cause the Fund to underperform when compared to other funds with a similar investment goal. Market risk means that security prices in a market, sector or industry may fall, reducing the value of your investment. Because of management and market risk, there is no guarantee that the Fund will achieve its investment goal or perform favorably compared with comparable funds.

Interest rate risk is the risk of a change in the price of a bond when prevailing interest rates increase or decline. In general, if interest rates rise, bond prices fall, and if interest rates fall, bond prices rise. Changes in the values of bonds usually will not affect the amount of income the Fund receives from them but will affect the value of the Fund's shares. Interest rate risk is generally greater for bonds with longer maturities.

The value of debt securities, including municipal securities, also depends on the ability of issuers to make principal and interest payments, and thus are subject to issuer risk. If an issuer cannot meet its payment obligations or if its credit rating is lowered, the value of its debt securities will fall. Debt securities which have the lowest of the top four ratings assigned by S&P or Moody's have speculative characteristics. Changes in the economy are more likely to affect the ability of issuers of these securities to make payments of principal and interest than is the case with higher-rated securities. The ability of a state or local government issuer to make payments can be affected by many factors, including economic conditions, the flow of tax revenues and changes in the level of federal, state or local aid. Some municipal obligations are payable only from limited revenue sources or by private entities.

Structure risk is the risk that an event will occur (such as a security being prepaid or called) that alters the security's cash flows. Two particular types of structure risk are prepayment risk and extension risk. Prepayment risk is the possibility that a decrease in the prevailing interest rates may cause certain fixed income investments held by the Fund to be paid off sooner than expected, which could adversely affect the Fund's value. In that event, the Fund may be unable to recoup all of its initial investment and may also suffer from having to reinvest in lower-yielding securities. Extension risk is the possibility that a rise in interest rates may cause certain fixed income investments held by the Fund to be paid off later than expected. In that event, the value of the obligation will decrease and the Fund may be unable to invest in higher-yielding securities.

Tax-exempt bonds are subject to special risks. Changes in tax laws or adverse determinations by the Internal Revenue Service may make the income from some of these bonds taxable. Bonds that are backed by the issuer's taxing authority, known as general obligation bonds, may partially depend for payment on legislative appropriation and/or aid from other governments. These bonds may be vulnerable to legal limits on a government's power to raise revenue or increase taxes. Other tax-exempt bonds, known as special revenue obligations, are payable from revenues earned by a particular project or other revenue source. These bonds are subject to greater risk of default than general obligation bonds because investors can look only to the revenue generated by the project or private company, rather than to the credit of the state or local government issuer of the bonds.

The interest income distributed by the Fund from certain tax-exempt bonds may be subject to the federal alternative minimum tax for individuals and corporations. As a fundamental policy that cannot be changed without shareholder approval, the Fund may not invest more than 20% of its total assets in bonds subject to the alternative minimum tax. Consult your tax advisor for more information.

The Fund may invest in derivatives, such as futures and options on futures, to hedge against market risk. There is no guarantee hedging will always work. It can also prevent the Fund from making a gain if markets move in the opposite direction to the hedge. These instruments may be leveraged so that small changes may produce disproportionate losses to the Fund.

An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

PERFORMANCE HISTORY
-------------------------------------------------------------------------------
The bar chart below shows changes in the Fund's calendar year total returns for its Class Z shares.(1) The performance table following the bar chart shows how the Fund's average annual returns for Class Z shares compare with those of broad measures of market performance for 1 year, 5 years and the life of the Fund.(2) The chart and table are intended to illustrate some of the risks of investing in the Fund by showing the changes in the Fund's performance. All returns include the reinvestment of dividends and distributions. Performance results include the effect of expense reduction arrangements, if any. If these arrangements had not been in place, the performance results would have been lower. Any expense reduction arrangements may be discontinued at any time. As with all mutual funds, past performance (before and after taxes) does not predict the Fund's future performance. Returns and value of an investment will vary, resulting in a gain or a loss on sale.

-------------------------------------------------------------------------------
  UNDERSTANDING PERFORMANCE

  CALENDAR YEAR TOTAL RETURNS show the Fund's Class Z share performance for each complete calendar year since the Fund commenced operations.(1)

  AVERAGE ANNUAL TOTAL RETURNS are a measure of the Fund's average performance over the past one-year, five-year and the life of the Fund periods.(2)

  In 2002, the Fund began comparing itself to the Lehman Brothers Quality Intermediate Municipal Bond Index, an unmanaged index that tracks the performance of municipal bonds issued after December 31, 1990 with remaining maturities of between 2 and 12 years and at least $5 million in principal amount outstanding. Previously, the Fund's returns were only compared to the Lehman Brothers 3-15 Year Blend Municipal Bond Index, which is an unmanaged index that tracks the performance of municipal bonds issued after December 31, 1990 with remaining maturities between 2 and 17 years and at least $5 million in principal amount outstanding. The advisor added the new index because it believes the index offers shareholders a more useful comparison of the Fund's relative performance. The Fund's average annual returns for the one- year, five-year and the life of the Fund periods are shown compared to the Lehman Brothers Quality Intermediate Municipal Bond Index and the Lehman Brothers 3-15 Year Blend Municipal Bond Index.
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
CALENDAR YEAR TOTAL RETURNS (CLASS Z)(1)
-------------------------------------------------------------------------------

                1994                          -3.01%
                1995                          14.34%
                1996                           4.20%
                1997                           9.10%
                1998                           6.41%
                1999                          -2.95%
                2000                          10.50%
                2001                           4.75%

The Fund's year-to-date return           For period shown in bar chart:
through September 30, 2002 was           Best quarter: 1st quarter 1995, +5.39%
+7.63%.                                  Worst quarter: 1st quarter 1994, -4.21%
-------------------------------------------------------------------------------

(1) The calendar year total returns shown for Class Z shares include the returns of Trust Shares of the Galaxy Intermediate Tax Exempt Bond Fund (the Galaxy
    Fund), the predecessor to the Fund, for periods prior to the date of this prospectus, and returns of shares of the Boston 1784 Tax-Exempt Medium-Term Income Fund, the predecessor to the Galaxy Fund (the Boston 1784 Fund), for periods prior to June 26, 2000.

After-tax returns are calculated using the historical highest individual federal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and may not be relevant to investors who hold Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

-------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS -- FOR PERIODS ENDED DECEMBER 31, 2000(2)
-------------------------------------------------------------------------------

                                        INCEPTION                          LIFE OF
                                          DATE      1 YEAR     5 YEARS     THE FUND
Class Z (%)                              6/14/93
  Return Before Taxes                                4.75       5.46        5.69
  Return After Taxes on Distributions                4.75       5.30        5.53
  Return After Taxes on Distributions
  and Sale of Fund Shares                            4.49       5.27        5.48
-----------------------------------------------------------------------------------
Lehman Brothers Quality Intermediate
Municipal Bond Index (%)                   N/A       7.45       5.51        5.46(3)
-----------------------------------------------------------------------------------
Lehman Brothers 3-15 Year Blend
Municipal Bond Index (%)                   N/A       5.27       5.82        5.77(3)
-----------------------------------------------------------------------------------

(2) The average annual total returns shown include the returns of Trust Shares of the Galaxy Fund, for periods prior to the date of this prospectus, and returns of shares of the Boston 1784 Fund for periods prior to June 26, 2000.

(3) Performance information is from June 30, 1993.

YOUR EXPENSES
-------------------------------------------------------------------------------
Expenses are one of several factors to consider before you invest in a mutual fund. The tables below describe the fees and expenses you may pay when you buy, hold and sell shares of the Fund.

-------------------------------------------------------------------------------
  UNDERSTANDING EXPENSES

  ANNUAL FUND OPERATING EXPENSES are paid by the Fund. They include management and administration fees and other administrative costs including pricing and custody services.

  EXAMPLE EXPENSES help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The table does not take into account any expense reduction arrangements discussed in the footnotes to the Annual Fund Operating Expenses table. It uses the following hypothetical conditions:

  - $10,000 initial investment

  - 5% total return for each year

  - Fund operating expenses remain the same

  - Assumes reinvestment of all dividends and distributions
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
SHAREHOLDER FEES(4) (PAID DIRECTLY FROM YOUR INVESTMENT)
-------------------------------------------------------------------------------

Maximum sales charge (load) on purchases (%)
(as a percentage of the offering price)                                    0.00
-------------------------------------------------------------------------------
Maximum deferred sales charge (load) on redemptions (%)
(as a percentage of the lesser of purchase price or redemption price)      0.00
-------------------------------------------------------------------------------
Redemption fee (%)
(as a percentage of amount redeemed, if applicable)                          (5)

-------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (DEDUCTED DIRECTLY FROM FUND ASSETS)
-------------------------------------------------------------------------------

Management fee(6) (%)                                                      0.75
-------------------------------------------------------------------------------
Distribution and service (12b-1) fees (%)                                  0.00
-------------------------------------------------------------------------------
Other expenses(7) (%)                                                      0.15
-------------------------------------------------------------------------------
Total annual fund operating expenses(6) (%)                                0.90
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
EXAMPLE EXPENSES (YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER)
-------------------------------------------------------------------------------

          1 YEAR        3 YEARS         5 YEARS           10 YEARS
            $92          $286            $498              $1,106

(4) A $10 annual fee is deducted from accounts of less than $1,000 and paid to the transfer agent.

(5) There is a $7.50 charge for wiring sale proceeds to your bank.

(6) The Fund's advisor has voluntarily agreed to waive a portion of the management fee. As a result, the management fee would be 0.54% and total annual fund operating expenses would be 0.69%. The advisor has agreed to maintain this waiver for one year from the date of the acquisition of the Galaxy Fund by the Fund, after which the arrangement may be modified or terminated by the advisor at any time.

(7) Other expenses have been restated to reflect current contractual arrangements.

-------------------------------------------------------------------------------
YOUR ACCOUNT
-------------------------------------------------------------------------------

HOW TO BUY SHARES
-------------------------------------------------------------------------------
Your financial advisor can help you establish an appropriate investment portfolio, buy shares and monitor your investments. When the Fund receives your purchase request in "good form," your shares will be bought at the next calculated price. "Good form" means that you placed your order with your financial advisor firm or your payment has been received and your application is complete, including all necessary signatures.

--------------------------------------------------------------------------------
OUTLINED BELOW ARE THE VARIOUS OPTIONS FOR BUYING SHARES:
--------------------------------------------------------------------------------

METHOD                       INSTRUCTIONS
Through your financial       Your financial advisor can help you establish your account and buy Fund shares on your behalf. To
advisor                      receive the current trading day's price, your financial advisor firm must receive your request prior to the close of the New York Stock Exchange (NYSE), usually 4:00 p.m. Eastern time. Your financial advisor may charge you fees for executing the purchase for you.
-----------------------------------------------------------------------------------------------------------------------------------
By check                     For new accounts send a completed application and check made payable to the Fund to the transfer
(new account)                agent, Liberty Funds Services, Inc., P.O. Box 8081, Boston, MA 02266-8081.
-----------------------------------------------------------------------------------------------------------------------------------
By check                     For existing accounts fill out and return the additional investment stub included in your quarterly
(existing account)           statement, or send a letter of instruction including your Fund name and account number with a check made payable to the Fund to Liberty Funds Services, Inc., P.O. Box 8081, Boston, MA 02266-8081.
-----------------------------------------------------------------------------------------------------------------------------------
By exchange                  You or your financial advisor may acquire shares for your account by exchanging shares you own in one fund for shares of the same class or Class A of the Fund at no additional cost. There may be an additional charge if exchanging from a money market fund. To exchange by telephone, call
                             1-800-422-3737.
-----------------------------------------------------------------------------------------------------------------------------------
By wire                      You may purchase shares by wiring money from your bank account to your Fund account. To wire funds to your Fund account, call 1-800-422-3737 to obtain a control number and the wiring instructions.
-----------------------------------------------------------------------------------------------------------------------------------
By electronic funds          You may purchase shares by electronically transferring money from your bank account to your Fund
transfer                     account by calling 1-800-422-3737. An electronic funds transfer may take up to two business days to settle and be considered in "good form." You must set up this feature prior to your telephone request.
                             Be sure to complete the appropriate section of the application.
-----------------------------------------------------------------------------------------------------------------------------------
Automatic                    You can make monthly or quarterly investments automatically from your bank account to your Fund
investment plan              account. You can select a pre-authorized amount to be sent via electronic funds transfer. Be sure to complete the appropriate section of the application for this feature.
-----------------------------------------------------------------------------------------------------------------------------------
Automated dollar             You can purchase shares for your account by exchanging $100 or more each month from another fund for
cost averaging               shares of the same class of the Fund at no additional cost. You must have a current balance of at least $5,000 in the fund the money is coming from. The designated amount will be exchanged on the third Tuesday of each month. Exchanges will continue so long as your fund balance is sufficient to complete the transfers. You may terminate your program or change the amount of the exchange (subject to the $100 minimum) by calling 1-800-422-3737. Be sure to complete the appropriate section of the account application for this feature.
-----------------------------------------------------------------------------------------------------------------------------------
By dividend                  You may automatically invest dividends distributed by another fund into the same class of shares of
diversification              the Fund at no additional sales charge. To invest your dividends in the Fund, call 1-800-345-6611.

ELIGIBLE INVESTORS
-------------------------------------------------------------------------------
Only Eligible Investors may purchase Class Z shares, directly or by exchange. The Eligible Investors described below are subject to different minimum initial investment requirements. Eligible Investors and their applicable investment minimums are as follows:

$1,000 minimum initial investment

- Any shareholder (as well as any family member or person listed on an account registration for any account of the shareholder) of a fund distributed by Liberty Funds Distributor, Inc. (LFD) (i) who holds Class Z shares; (ii) who holds Class A shares that were obtained by exchanging Class Z shares; or (iii) who purchased certain no-load shares of funds merged with funds distributed by LFD;

- Any trustee or director (or family member) of any fund distributed by LFD;
  and

- Any employee (or family member) of FleetBoston Financial Corporation or its subsidiaries.

$100,000 minimum initial investment

- Clients of broker-dealers or registered investment advisors that both recommend the purchase of fund shares and charge clients an asset-based fee; and

- Any insurance company, trust company, bank, endowment, investment company or foundation purchasing shares for its own account.

No minimum initial investment

- Any client of Fleet National Bank (Fleet) or a subsidiary (for shares purchased through an asset management trust, retirement plan administration or similar arrangement with Fleet or the subsidiary);

- A retirement plan (or the custodian for such plan) with aggregate plan assets of at least $5 million at the time of purchase and which purchases shares directly from LFD or through a third-party broker-dealer;

- Investors purchasing through Columbia Management Group state tuition plans organized under Section 529 of the Internal Revenue Code; and

- Any person investing all or part of the proceeds of a distribution, rollover or transfer of assets into a Liberty Individual Retirement Account, from any deferred compensation plan which was a shareholder of any of the funds of Liberty Acorn Trust on September 29, 2000, in which the investor was a participant and through which the investor invested in one or more of the funds of Liberty Acorn Trust immediately prior to the distribution, transfer or rollover.

The Fund reserves the right to change the criteria for eligible investors and these investment minimums. No minimum investment applies to accounts participating in the automatic investment plan. The Fund also reserves the right to refuse a purchase order for any reason, including if it believes that doing so would be in the best interest of the Fund and its shareholders.

SALES CHARGES
-------------------------------------------------------------------------------
Your purchases of Class Z shares are at net asset value, which is the value of a Class Z share excluding any sales charge. Class Z shares are not subject to an initial sales charge when purchased or a contingent deferred sales charge when sold.

-------------------------------------------------------------------------------
  CHOOSING A SHARE CLASS

  The Fund offers one class of shares in this prospectus -- CLASS Z.

  The Fund also offers five additional classes of shares -- Class A, B, C, T and G shares are available through separate prospectuses. Each share class has its own sales charge and expense structure. Determining which share class is best for you depends on the dollar amount you are investing and the number of years for which you are willing to invest. Based on your personal situation, your investment advisor can help you decide which class of shares makes the most sense for you. In general, anyone who is eligible to purchase Class Z shares, which do not incur Rule 12b-1 fees or sales charges, should do so in preference over other classes.
-------------------------------------------------------------------------------

HOW TO EXCHANGE SHARES
-------------------------------------------------------------------------------

You may exchange your shares for Class Z or Class A shares of another fund distributed by Liberty Funds Distributor, Inc. at net asset value. Unless your account is part of a tax-deferred retirement plan, an exchange is a taxable event, and you may realize a gain or a loss for tax purposes. The Fund may terminate your exchange privilege if the advisor determines that your exchange activity is likely to adversely impact its ability to manage the Fund. To exchange by telephone, call 1-800-422-3737.

HOW TO SELL SHARES
--------------------------------------------------------------------------------
Your financial advisor can help you determine if and when you should sell your shares. You may sell shares of the Fund on any regular business day that the NYSE is open.

When the Fund receives your sales request in "good form," shares will be sold at the next calculated price. "Good form" means that money used to purchase your shares is fully collected. When selling shares by letter of instruction, "good form" also means (i) your letter has complete instructions, the proper signatures and signature guarantees, and (ii) any other required documents are attached. For additional documents required for sales by corporations, agents, fiduciaries and surviving joint owners, please call 1-800-345-6611. Retirement plan accounts have special requirements; please call 1-800-799-7526 for more information.

The Fund will generally send proceeds from the sale to you within seven days (usually on the next business day after your request is received in "good form"). However, if you purchased your shares by check, the Fund may delay sending the proceeds from the sale of your shares for up to 15 days after your purchase to protect against checks that are returned. No interest will be paid on uncashed redemption checks. Redemption proceeds may be paid in securities, rather than in cash, under certain circumstances. For more information, see the paragraph "Non Cash Redemptions" under the section "How to Sell Shares" in the Statement of Additional Information.

--------------------------------------------------------------------------------
OUTLINED BELOW ARE THE VARIOUS OPTIONS FOR SELLING SHARES:
--------------------------------------------------------------------------------

METHOD                       INSTRUCTIONS
Through your financial       You may call your financial advisor to place your sell order. To receive the current trading day's
advisor                      price, your financial advisor firm must receive your request prior to the close of regular trading on the NYSE, usually 4:00 p.m. Eastern time. Your financial advisor may charge you fees for executing a redemption for you.
-----------------------------------------------------------------------------------------------------------------------------------
By exchange                  You or your financial advisor may sell shares by exchanging from the Fund into Class Z shares or
                             Class A shares of another fund distributed by Liberty Funds Distributor, Inc. at no additional cost.
                             To exchange by telephone, call 1-800-422-3737.
-----------------------------------------------------------------------------------------------------------------------------------
By telephone                 You or your financial advisor may sell shares by telephone and request that a check be sent to your address of record by calling 1-800-422-3737, unless you have notified the Fund of an address change within the previous 30 days. The dollar limit for telephone sales is $100,000 in a 30-day period. You do not need to set up this feature in advance of your call. Certain restrictions apply to retirement accounts. For details, call 1-800-345-6611.
-----------------------------------------------------------------------------------------------------------------------------------
By mail                      You may send a signed letter of instruction to the address below. In your letter of instruction, note the Fund's name, share class, account number, and the dollar value or number of shares you wish to sell. All account owners must sign the letter, and signatures must be guaranteed by either a bank, a member firm of a national stock exchange or another eligible guarantor institution. Additional documentation is required for sales by corporations, agents, fiduciaries, surviving joint owners and individual retirement account owners. For details, call 1-800-345-6611.

                             Mail your letter of instruction to Liberty Funds Services, Inc., P.O. Box 8061, Boston, MA 02266-8061.
-----------------------------------------------------------------------------------------------------------------------------------
By wire                      You may sell shares and request that the proceeds be wired to your bank. You must set up this feature prior to your telephone request. Be sure to complete the appropriate section of the account application for this feature.
-----------------------------------------------------------------------------------------------------------------------------------
By systomatic withdrawal     You may automatically sell a specified dollar amount or percentage of your account on a monthly,
plan                         quarterly or semi-annual basis and have the proceeds sent to you if your account balance is at least
                             $5,000. All dividend and capital gains distributions must be reinvested. Be sure to complete the appropriate section of the account application for this feature.
-----------------------------------------------------------------------------------------------------------------------------------
By electronic                You may sell shares and request that the proceeds be electronically transferred to your bank. Proceeds
funds transfer               may take up to two business days to be received by your bank. You must set up this feature prior to your request. Be sure to complete the appropriate section of the account application for this feature.
-----------------------------------------------------------------------------------------------------------------------------------

FUND POLICY ON TRADING OF FUND SHARES
-------------------------------------------------------------------------------
The Fund does not permit short-term or excessive trading in its shares. Excessive purchases, redemptions or exchanges of Fund shares disrupt portfolio management and increase Fund expenses. In order to promote the best interests of the Fund, the Fund reserves the right to reject any purchase order or exchange request, particularly from market timers or investors who, in the advisor's opinion, have a pattern of short-term or excessive trading or whose trading has been or may be disruptive to the Fund. The fund into which you would like to exchange also may reject your request.

OTHER INFORMATION ABOUT YOUR ACCOUNT
-------------------------------------------------------------------------------
HOW THE FUND'S SHARE PRICE IS DETERMINED The price of the Fund's Class Z shares is based on its net asset value. The net asset value is determined at the close of regular trading on the NYSE, usually 4:00 p.m. Eastern time, on each business day that the NYSE is open (typically Monday through Friday).

When you request a transaction, it will be processed at the net asset value next determined after your request is received in "good form" by the distributor. In most cases, in order to receive that day's price, the distributor must receive your order before that day's transactions are processed. If you request a transaction through your financial advisor firm, the firm must receive your order by the close of trading on the NYSE to receive that day's price.

The Fund determines its net asset value for its Class Z shares by dividing total net assets attributable to Class Z shares by the number of outstanding Class Z shares. In determining the net asset value, the Fund must determine the price of each security in its portfolio at the close of each trading day. Securities for which market quotations are available are valued each day at the current market value. However, where market quotations are unavailable, or when the advisor believes that subsequent events have made them unreliable, the Fund may use other data to determine the fair value of the securities.

You can find the daily prices of some share classes for the Fund in most major daily newspapers under the caption "Liberty." You can find daily prices for all share classes by visiting the Fund's web site at www.libertyfunds.com.

ACCOUNT FEES If your account value falls below $1,000 (other than as a result of depreciation in share value) you may be subject to an annual account fee of $10. This fee is deducted from the account in June each year. Approximately 60 days prior to the fee date, the Fund's transfer agent will send you written notification of the upcoming fee. If you add money to your account and bring the value above $1,000 prior to the fee date, the fee will not be deducted.

SHARE CERTIFICATES Share certificates are not available for any class of shares offered by the Fund.

DIVIDENDS, DISTRIBUTIONS AND TAXES The Fund has the potential to make the following distributions:

-------------------------------------------------------------------------------
TYPES OF DISTRIBUTIONS
-------------------------------------------------------------------------------

Dividends                    Represents interest and dividends earned from
                             securities held by the Fund, net of expenses
                             incurred by the Fund.
-------------------------------------------------------------------------------
Capital gains                Represents net long-term capital gains on sales of
                             securities held for more than 12 months and net short-term capital gains, which are gains on sales of securities held for a 12-month period or less.

DISTRIBUTION OPTIONS The Fund declares dividends daily and pays them monthly, and declares and pays any capital gains (including short-term capital gains) at least annually. Dividends begin to accrue on the day that the Fund receives payment and stop accruing on the day prior to the shares leaving the account. You can choose one of the options listed in the table below for these distributions when you open your account. To change your distribution option, call 1-800-345-6611.

-------------------------------------------------------------------------------
  UNDERSTANDING FUND DISTRIBUTIONS

  The Fund earns income from the securities it holds. The Fund also may realize capital gains or losses on sales of its securities. The Fund distributes substantially all of its net investment income and capital gains to shareholders. As a shareholder, you are entitled to a portion of the Fund's income and capital gains, generally based on the number of shares you own at the time these distributions are declared.
-------------------------------------------------------------------------------

If you do not indicate on your application or at the time your account is established your preference for handling distributions, the Fund will automatically reinvest all distributions in additional shares of the Fund.

-------------------------------------------------------------------------------
DISTRIBUTION OPTIONS
-------------------------------------------------------------------------------

Reinvest all distributions in additional shares of your current fund
-------------------------------------------------------------------------------
Reinvest all distributions in shares of another fund
-------------------------------------------------------------------------------
Receive dividends in cash (see options below) and reinvest capital gains
-------------------------------------------------------------------------------
Receive all distributions in cash (with one of the following options):

-  send the check to your address of record

-  send the check to a third party address

-  transfer the money to your bank via electronic funds transfer

Distributions of $10 or less will automatically be reinvested in additional Fund shares. If you elect to receive distributions by check and the check is returned as undeliverable, or if you do not cash a distribution check within six months of the check date, the distribution will be reinvested in additional shares of the Fund. All subsequent distributions will be reinvested.

TAX CONSEQUENCES For federal income tax purposes, distributions of investment income by the Fund, whether in cash or additional securities, will ordinarily constitute tax-exempt income. Generally, gains realized by the Fund on the sale or exchange of investments, the income from which is tax-exempt, will be taxable to shareholders. In addition, an investment in the Fund may result in liability for federal alternative minimum tax for both individuals and corporate shareholders. The Fund intends to distribute federally tax-exempt income. The Fund may invest a portion of its assets in securities that generate income subject to federal or state income taxes. Income exempt from federal tax may be subject to state and local taxes.

You will be provided with information each year regarding the amount of ordinary income and capital gains distributed to you for the previous year and any portion of your distribution which is exempt from state and local taxes. Your investment in the Fund may have additional personal tax implications. Please consult your tax advisor about federal, state, local or other applicable tax laws.

In addition to the dividends and capital gains distributions made by the Fund, you may realize a capital gain or loss when selling and exchanging shares of the Fund. Such transactions may also be subject to federal, state and local income tax.

-------------------------------------------------------------------------------
MANAGING THE FUND
-------------------------------------------------------------------------------

INVESTMENT ADVISOR
-------------------------------------------------------------------------------
Fleet Investment Advisors Inc. (Fleet), located at 100 Federal Street, Boston, Massachusetts 02110, is the Fund's investment advisor. In its duties as investment advisor, Fleet runs the Fund's day-to-day business, including placing all orders for the purchase and sale of the Fund's portfolio securities. Fleet has been an investment advisor since 1984. Fleet also provides investment management and advisory services to individual and institutional clients. As of December 31, 2001, Fleet and its affiliates managed over $166 billion in assets.

For the fiscal year or period ended October 31, 2001, aggregate advisory fees paid to Fleet by the Fund amounted to 0.60% of average daily net assets of the Fund.

PORTFOLIO MANAGER
-------------------------------------------------------------------------------
Fleet's municipal bond portfolio management team is responsible for the day-to-day management of the Fund's investment portfolio. The team has managed the Fund since June 26, 2000.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The financial highlights table is intended to help you understand the Fund's Class Z financial performance. Until May 31, 2000, the Fund's fiscal years ran from June 1 to May 31. When the Fund was reorganized as a portfolio of the Galaxy Funds, its fiscal year was changed to run from November 1 to October 31. Information shown includes that of shares of the Boston 1784 Fund through June 26, 2000, and that of Trust Shares of the Galaxy Fund thereafter for periods prior to the date of this prospectus. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that you would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information is included in the Fund's financial statements which, for the fiscal year ended October 31, 2001, has been audited by Ernst & Young, LLP, independent auditors, whose report, along with the Fund's financial statements, are included in the Fund's Annual Report dated October 31, 2001 and are incorporated by reference into the SAI. The information for periods through May 31, 2000 was audited by the Boston 1784 Fund's former independent accountants, PricewaterhouseCoopers LLP, whose report, dated July 17, 2000, is also incorporated by reference into the SAI. You can request a free annual report by calling 1-800-426-3750.

--------------------------------------------------------------------------------
THE FUND
--------------------------------------------------------------------------------

                                                              YEAR ENDED      PERIOD ENDED
                                          SIX MONTHS ENDED    OCTOBER 31,      OCTOBER 31,          YEARS ENDED MAY 31,
                                           APRIL 30, 2002        2001            2000        2000       1999       1998      1997
                                            (UNAUDITED)
                                              CLASS Z           CLASS Z         CLASS Z     CLASS Z    CLASS Z    CLASS Z   CLASS Z
NET ASSET VALUE -- BEGINNING OF PERIOD ($)     10.50             10.01            9.60        10.33     10.52      10.18     9.99
------------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS ($):
  Net investment income(a)                      0.19              0.42            0.18(b)      0.44      0.45       0.48     0.50
  Net realized and unrealized gain (loss)      (0.08)             0.49            0.41        (0.62)    (0.01)      0.44     0.19
------------------------------------------------------------------------------------------------------------------------------------
  Total from Investment Operations              0.11              0.91            0.59        (0.18)     0.44       0.92     0.69
------------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED TO
SHAREHOLDERS ($):
  From net investment income                   (0.19)            (0.42)          (0.18)       (0.44)    (0.45)     (0.48)   (0.50)
  From net realized capital gains                 --                --              --        (0.11)    (0.18)     (0.10)      --
------------------------------------------------------------------------------------------------------------------------------------
  Total Distributions Declared
  to Shareholders                              (0.19)            (0.42)          (0.18)       (0.55)    (0.63)     (0.58)   (0.50)
------------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE -- END OF PERIOD ($)           10.42             10.50           10.01         9.60     10.33      10.52    10.18
------------------------------------------------------------------------------------------------------------------------------------
Total return (%) (c)(d)                         1.09(e)           9.23            6.18(e)     (1.70)     4.24       9.24     7.74
------------------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS (%):
  Expenses (excluding reimbursement/waiver)     0.89(f)           0.89            0.91(f)      1.11      1.11       1.12     1.17
  Net investment income (including
  reimbursement/waiver)                         3.72(f)           4.06            4.38(f)      4.50      4.31       4.62     4.92
  Waiver/reimbursement (expenses
  including waiver/reimbursement)               0.69(f)           0.74            0.77(f)      0.80      0.80       0.80     0.80
Portfolio turnover rate (%)                       41(e)             88              38(e)        48        69         34       33

NET ASSETS, END OF PERIOD (000'S) ($)        247,751           252,076         261,938      296,711   356,995    303,578  250,526

(a) Net investment income per share before reimbursement/waiver of fees by the advisor and/or its affiliates and/or the administrator for Class Z shares for the six months ended April 30, 2002 (unaudited), the year ended October 31, 2001 and the period ended October 31, 2000 were $0.18, $0.41 and $0.18(b), respectively.

(b) Per share data was calculated using the weighted average shares outstanding method during the period.

(c) Total return at net asset value assuming all distributions reinvested.

(d) Had the advisor not waived a portion of the expenses, total return would have been lower.

(e) Not annualized.

(f) Annualized.

FOR MORE INFORMATION
-------------------------------------------------------------------------------
Additional information about the Fund's investments will be published in the Fund's semi-annual and annual reports to shareholders. The annual report will contain a discussion of the market conditions and investment strategies that significantly affected the Fund's performance over its last fiscal year.

You may wish to read the Statement of Additional Information for more information on the Fund and the securities in which it invests. The Statement of Additional Information is incorporated into this prospectus by reference, which means that it is considered to be part of this prospectus.

You can get free copies of reports and the Statement of Additional Information, request other information and discuss your questions about the Fund by writing or calling the Fund's distributor at:

Liberty Funds Distributor, Inc.
One Financial Center
Boston, MA 02111-2621
1-800-426-3750
www.libertyfunds.com

Text-only versions of all Fund documents can be viewed online or downloaded from the EDGAR database on the Securities and Exchange Commission internet site at www.sec.gov.

You can review and copy information about the Fund by visiting the following location, and you can obtain copies, upon payment of a duplicating fee by electronic request at the E-mail address publicinfo@sec.gov or by writing the:

Public Reference Room
Securities and Exchange Commission
Washington, DC 20549-0102

Information on the operation of the Public Reference Room may be obtained by calling 1-202-942-8090.

INVESTMENT COMPANY ACT FILE NUMBER:

Liberty Funds Trust V: 811-5030

- Liberty Intermediate Tax Exempt Bond Fund (formerly named Galaxy Intermediate Tax Exempt Bond Fund)

------------------------------------------------------------------------------

[LIBERTYFUNDS LOGO]

       A MEMBER OF COLUMBIA MANAGEMENT GROUP

       (C)2002 Liberty Funds Distributor, Inc.
       A Member of Columbia Management Group
       One Financial Center, Boston, MA 02111-2621
       800.426.3750 www.libertyfunds.com

                                                              710-01/858L-1102

-------------------------------------------------------------------------------
LIBERTY INDEX FUNDS   PROSPECTUS, NOVEMBER 25, 2002
-------------------------------------------------------------------------------

LIBERTY LARGE COMPANY INDEX FUND*

LIBERTY SMALL COMPANY INDEX FUND

LIBERTY U.S. TREASURY INDEX FUND

CLASS A, B AND C SHARES

Advised by Fleet Investment Advisors Inc.

-------------------------------------------------------------------------------
TABLE OF CONTENTS

THE FUNDS                                                                     2
-------------------------------------------------------------------------------
Investment Goal .......................................................       2
Principal Investment Strategies .......................................       2
Principal Investment Risks ............................................       3

Each of the following sections discusses
Performance History and Your Expenses for that Fund
Liberty Large Company Index Fund ......................................       4
Liberty Small Company Index Fund ......................................       9
Liberty U.S. Treasury Index Fund ......................................      12

YOUR ACCOUNT                                                                 16
-------------------------------------------------------------------------------
How to Buy Shares .....................................................      16
Sales Charges .........................................................      17
How to Exchange Shares ................................................      20
How to Sell Shares ....................................................      21
Fund Policy on Trading of Fund Shares .................................      22
Distribution and Service Fees .........................................      22
Other Information About Your Account ..................................      22

MANAGING THE FUNDS                                                           25
-------------------------------------------------------------------------------
Investment Advisor ....................................................      25

FINANCIAL HIGHLIGHTS                                                         26
-------------------------------------------------------------------------------
Liberty Large Company Index Fund ......................................      26
Liberty Small Company Index Fund ......................................      27
Liberty U.S. Treasury Index Fund ......................................      28

Although these securities have been registered with the Securities and Exchange Commission, the Commission has not approved or disapproved any shares offered in this prospectus or determined whether this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.


* Shares of Liberty Large Company Index Fund will not be available for purchase until December 9, 2002.


                                                    ---------------------------
                                                    Not FDIC   May Lose Value
                                                    Insured   -----------------
                                                              No Bank Guarantee
                                                    ---------------------------

-------------------------------------------------------------------------------
THE FUNDS
-------------------------------------------------------------------------------

INVESTMENT GOAL
-------------------------------------------------------------------------------
Each Fund seeks to provide investment results that, before deduction of operating expenses, match the price and yield performance of its index.

PRINCIPAL INVESTMENT STRATEGIES
-------------------------------------------------------------------------------
Each Fund pursues an indexing strategy through the use of sophisticated computer models to approximate the investment performance of its index. Each Fund invests substantially all of its assets (under normal circumstances, at least 80% of net assets plus any borrowings for investment purposes) in the securities included in its index.

-------------------------------------------------------------------------------
  The Funds follow INDEXING STRATEGIES and are not actively managed. This means that the advisor does not use economic, financial and market analysis in selecting securities for a Fund. Instead, the advisor attempts to approximate the performance of the Fund's target index by investing the Fund's assets in securities included in that index. The advisor relies on sophisticated computer models in managing the Fund's investments.

  The STANDARD & POOR'S 500 INDEX (S&P 500) is an unmanaged index that tracks the performance of 500 widely held common stocks listed on the New York Stock Exchange, the American Stock Exchange and NASDAQ. The S&P 500 is heavily weighted with the stocks of large companies.

  The STANDARD & POOR'S SMALLCAP 600 INDEX (S&P SMALLCAP 600) is an unmanaged index that tracks the performance of 600 domestic companies traded on the New York Stock Exchange, the American Stock Exchange and NASDAQ. The S&P SmallCap 600 is heavily weighted with the stocks of small companies.

  The U.S. TREASURY INDEX is an unmanaged index composed of all U.S. Treasury notes and bonds with remaining maturities of at least one year and outstanding principal of at least $25 million that are included in the Salomon Smith Barney Broad Investment-Grade Bond Index. Securities in the U.S. Treasury Index are weighted by market value, that is, the price per bond or note multiplied by the number of bonds or notes outstanding.
-------------------------------------------------------------------------------

The Liberty Large Company Index Fund normally holds all 500 stocks in the S&P 500, in approximately the same percentage as each stock is represented in the S&P 500.

The Liberty Small Company Index Fund normally holds all 600 stocks in the S&P SmallCap 600, in approximately the same percentage as each stock is represented in the S&P SmallCap 600. From time to time, however, when deemed advisable by the Fund's investment advisor, the Fund will not hold all of the stocks in the S&P SmallCap 600 but instead will use a statistical technique known as "portfolio optimization." When using portfolio optimization, the advisor will consider whether or not to include each stock in the Fund based on that stock's contribution to the Fund's market capitalization, industry representation and exposure to certain fundamentals (such as dividend yield, price-earnings multiple and average growth rates) as compared to the S&P SmallCap 600. When utilized, portfolio optimization is expected to provide an effective method of substantially duplicating the dividend income and capital gains of the S&P SmallCap 600.


To the extent that, from time to time, the stocks in a particular market sector, such as technology, comprise a significant proportion of the S&P 500 or the S&P SmallCap 600, those stocks will be represented in substantially the same proportion in their corresponding funds.

The Liberty Large Company Index Fund and the Liberty Small Company Index Fund also invest in stock index futures contracts in order to track the S&P 500 and the S&P SmallCap 600, respectively, when the purchase of individual securities may be less efficient.

The Liberty U.S. Treasury Index Fund will not hold all of the issues in the U.S. Treasury Index because of the costs involved. Instead, the Fund's investment advisor will consider whether or not to include each security in the Fund based on that security's contribution to the Fund's total market value, average coupon rate and average weighted maturity of the Fund as compared to the U.S. Treasury Index.

A Fund will only purchase a portfolio security that is included in its index at the time of purchase. A Fund will normally only buy or sell portfolio securities to adjust to changes in the composition of its index or to accommodate cash flows into and out of the Fund.

Under normal market conditions, it is expected that the quarterly performance of a Fund, before expenses, will track the performance of its index within a ..95 correlation coefficient.

At times, a Fund's advisor may determine that adverse market conditions make it desirable to suspend temporarily the Fund's normal investment activities. During such times, a Fund may, but is not required to, invest in cash or high-quality, short-term debt securities, without limit. Taking a temporary defensive position may prevent a Fund from achieving its investment goal.

In seeking to achieve its investment goal, a Fund may invest in various types of securities and engage in various investment techniques which are not the principal focus of the Fund and, therefore, are not described in this prospectus. These types of securities and investment practices are identified and discussed in each Fund's Statement of Additional Information, which you may obtain free of charge (see back cover). Approval by a Fund's shareholders is not required to modify or change a Fund's investment goal or investment strategies.

PRINCIPAL INVESTMENT RISKS
-------------------------------------------------------------------------------
The principal risks of investing in the Funds are described below. There are many circumstances (including additional risks that are not described here) which could prevent a Fund from achieving its investment goal. You may lose money by investing in a Fund.

Market risk means that security prices in a market, sector or industry may fall, reducing the value of your investment. Because of management and market risk, there is no guarantee that a Fund will achieve its investment goal or perform favorably compared with comparable funds.

Index funds are subject to indexing risk. Your investment in a Fund will typically decline in value when its index declines. Since the Fund is designed to track its index, the Fund cannot purchase other securities that may help offset declines in its index. In addition, because a Fund will not hold all issues included in its index, may not always be fully invested, and bears transactions costs and expenses, a Fund's performance may fail to match the performance of its index, after taking expenses into account.

A Fund may not always be able to track the performance of its index by entering into stock index futures contracts because the prices of stock index futures contracts may not always match the movement of the index to which they relate. Also, a liquid secondary market may not be available, which might prevent the advisor from closing out a futures contract when desired.

Interest rate risk is the risk of a change in the price of a bond when prevailing interest rates increase or decline. In general, if interest rates rise, bond prices fall, and if interest rates fall, bond prices rise. Changes in the values of bonds usually will not affect the amount of income the Fund receives from them but will affect the value of the Fund's shares. Interest rate risk is generally greater for bonds with longer maturities.

Although U.S. Government securities, particularly U.S. Treasury securities, have historically involved little credit risk, if an issuer fails to pay interest or repay principal, the value of your investment could decline.

Since the Large Company Index Fund and the Small Company Index Fund purchase equity securities, they are subject to equity risk. This is the risk that stock prices will fall over short or extended periods of time. Although the stock market has historically outperformed other asset classes over the long term, the equity market tends to move in cycles. Individual stock prices may fluctuate drastically from day to day and may underperform other asset classes over an extended period of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These price movements may result from factors affecting individual companies, industries or the securities market as a whole.

Sector risk is inherent in the Funds' investment strategy. Companies that are in different but closely related industries are sometimes described as being in the same broad economic sector. The values of stocks of different companies in a market sector may be similarly affected by particular economic or market events. Although the Fund does not intend to focus on any particular sector, to the extent that the stocks in a particular market sector comprise a significant portion of one of the Fund's indexes and, correspondingly, of a Fund's holdings, the Fund will be especially susceptible to the risks associated with investments in those market sectors. An example of a sector in which a Fund may sometimes have a large portion of its assets invested is technology. Technology companies may be significantly affected by falling prices and profits, and intense competition. In addition, the rate of technological change for technology companies is generally higher than for other companies, often requiring extensive and sustained investment in research and development, and exposing such companies to the risk of rapid product obsolescence. If a company does not perform as expected, the price of the stock could decline significantly. Many technology companies are currently operating at a loss and may never be profitable.

An investment in a Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

PERFORMANCE HISTORY (LARGE COMPANY)
-------------------------------------------------------------------------------

Because Class A, Class B and Class C shares have not been offered for a full calendar year, the information provided in the bar chart below shows the Fund's calendar year total returns for its Class Z shares. The performance table following the bar chart shows how the Fund's average annual returns for Class Z shares, adjusted to reflect the sales charges of the Class A, Class B and Class C shares, respectively, compare with those of a broad measure of market performance for 1 year, 5 years and 10 years. Class Z shares are offered to certain investors through a separate prospectus. The chart and table are intended to illustrate some of the risks of investing in the Fund by showing the changes in the Fund's performance. All returns include the reinvestment of dividends and distributions. Performance results include the effect of expense reduction arrangements, if any. If these arrangements had not been in place, the performance results would have been lower. Except as otherwise noted below, any expense reduction arrangements may be discontinued at any time.

As with all mutual funds, past performance (before and after taxes) does not predict the Fund's future performance. Returns and value of an investment will vary, resulting in a gain or a loss on sale.

-------------------------------------------------------------------------------
  UNDERSTANDING PERFORMANCE

  CALENDAR YEAR TOTAL RETURNS show the Fund's Class Z share performance for each of the last ten complete calendar years.(1) They include the effects of Class Z expenses, but not the effects of sales charges. Class A, Class B and Class C shares are subject to sales charges, 12b-1 fees and different expenses that are not reflected in the bar chart. If these amounts were reflected, returns would be less than those shown.

  AVERAGE ANNUAL TOTAL RETURNS are a measure of the Fund's Class Z average performance over the past one-year, five-year and ten-year periods. They include the effects of Class Z expenses. The table shows for each class the Class Z performance adjusted to reflect the effect of sales charges of each class.(2)
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
CALENDAR YEAR TOTAL RETURNS (CLASS Z)(1)
-------------------------------------------------------------------------------


                1992                           7.09%
                1993                           9.61%
                1994                           0.96%
                1995                          37.09%
                1996                          22.54%
                1997                          32.81%
                1998                          28.06%
                1999                          20.49%
                2000                          -9.08%
                2001                         -12.22%

The Fund's year-to-date total return    For the period shown in bar chart:
through September 30, 2002 was          Best quarter: 4th quarter 1998, +21.24%
-28.02%.                                Worst quarter: 3rd quarter 2001, -14.71%

(1) Because Class A, B and C shares have not completed a full calendar year, the bar chart total returns shown are for Class Z shares. The calendar year total returns shown for Class Z shares include the returns of Trust Shares of the Galaxy II Large Company Index Fund (the Galaxy Large Company
    Fund), the predecessor to the Fund, for periods prior to the date of this prospectus. Class Z shares are not offered in this prospectus. Class A, B and C shares would have substantially similar annual returns because they are invested in the same portfolio of securities, although the returns would be lower to the extent that expenses for Class A, B and C shares (in particular, 12b-1 fees, which Class Z shares do not pay) exceed expenses paid by Class Z shares.

After-tax returns are calculated using the historical highest individual federal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and may not be relevant to investors who hold Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

-------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS -- FOR PERIODS ENDED DECEMBER 31, 2001(2)
-------------------------------------------------------------------------------


                                              1 YEAR       5 YEARS      10 YEARS

Class A (%)
  Return Before Taxes                         -17.27         9.04        11.86
  Return After Taxes on Distributions         -18.39         7.55        10.43
  Return After Taxes on Distributions
  and Sale Fund Shares                         -9.75         7.21         9.63
--------------------------------------------------------------------------------
Class B (%)
  Return Before Taxes                         -16.35        10.07        12.53
  Return After Taxes on Distributions         -17.54         8.54        11.09
  Return After Taxes on Distributions
  and Sale of Fund Shares                      -9.15         8.07        10.23
--------------------------------------------------------------------------------
Class C (%)
  Return Before Taxes                         -13.05        10.34        12.53
  Return After Taxes on Distributions         -14.24         8.82        11.09
  Return After Taxes on Distributions
  and Sale of Fund Shares                      -7.14         8.30        10.23
--------------------------------------------------------------------------------
S&P 500 (%)                                   -11.88        10.70        12.93
--------------------------------------------------------------------------------

(2) Class A, Class B and Class C are newer classes of shares. Their performance information includes returns of the Fund's Class Z shares for periods prior to their inception. The returns for Class Z shares include the returns for the Trust Shares of the Galaxy Large Company Fund for periods prior to the date of this prospectus. The returns have not been adjusted to reflect any differences in expenses (such as 12b-1 fees) between the predecessor shares and the newer classes of shares. If differences in expenses had been reflected, the returns shown for periods prior to the inception of the newer classes of shares would have been lower. Class A, B and C shares were initially offered on December 9, 2002.

YOUR EXPENSES
-------------------------------------------------------------------------------
Expenses are one of several factors to consider before you invest in a mutual fund. The tables below describe the fees and expenses you may pay when you buy, hold and sell shares of the Fund.

-------------------------------------------------------------------------------
  UNDERSTANDING EXPENSES

  SALES CHARGES are paid directly by shareholders to Liberty Funds Distributor, Inc., the Fund's distributor.

  ANNUAL FUND OPERATING EXPENSES are paid by the Fund. They include management and administration fees, 12b-1 fees and other administrative costs including pricing and custody services.

  EXAMPLE EXPENSES help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The table does not take into account any expense reduction arrangements discussed in the footnotes to the Annual Fund Operating Expenses table. It uses the following hypothetical conditions:

  - $10,000 initial investment

  - 5% total return for each year

  - Fund operating expenses remain the same

  - Assumes reinvestment of all dividends and distributions

  - Assumes Class B shares convert to Class A shares after eight years
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
SHAREHOLDER FEES(3) (PAID DIRECTLY FROM YOUR INVESTMENT)
-------------------------------------------------------------------------------

                                               CLASS A      CLASS B      CLASS C

Maximum sales charge (load) on purchases (%)
(as a percentage of the offering price)          5.75         0.00         0.00
--------------------------------------------------------------------------------
Maximum deferred sales charge (load) on
redemptions (%) a percentage of the lesser
of purchase price or redemption price)           1.00(4)      5.00         1.00
--------------------------------------------------------------------------------
Redemption fee (%)
(as a percentage of amount redeemed, if
applicable)                                          (5)          (5)          (5)

-------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (DEDUCTED DIRECTLY FROM FUND ASSETS)
-------------------------------------------------------------------------------


                                               CLASS A      CLASS B      CLASS C

Management fee (%)                               0.10         0.10         0.10
--------------------------------------------------------------------------------
Distribution and service (12b-1) fees (%)        0.25         1.00         1.00
--------------------------------------------------------------------------------
Other expenses(6) (%)                            0.40         0.40         0.40
--------------------------------------------------------------------------------
Total annual fund operating expenses(6) (%)      0.75         1.50         1.50
--------------------------------------------------------------------------------

(3) A $10 annual fee is deducted from accounts of less than $1,000 and paid to the transfer agent.

(4) This charge applies only to certain Class A shares bought without an initial sales charge that are sold within 18 months of purchase.

(5) There is a $7.50 charge for wiring sale proceeds to your bank.

(6) The advisor and/or its affiliates have agreed to reimburse 0.01% of other expenses. As a result, other expenses for Class A, B and C shares would be 0.39% and total annual fund operating expenses for Class A, B and C shares would be 0.74%, 1.49% and 1.49%, respectively. The advisor has agreed to maintain this waiver for one year from the date of the acquisition of the Galaxy Large Company Fund by the Fund, after which the arrangement may be modified or terminated by the advisor at any time.

EXAMPLE EXPENSES (YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER)


CLASS                                    1 YEAR    3 YEARS   5 YEARS   10 YEARS

Class A                                   $647       $801    $  968     $1,452
-------------------------------------------------------------------------------
Class B: did not sell your shares         $153       $474    $  818     $1,588
         sold all your shares at
         the end of the period            $553       $774    $1,018     $1,588
-------------------------------------------------------------------------------
Class C: did not sell your shares         $153       $474    $  818     $1,791
         sold all your shares at
         the end of the period            $253       $474    $  818     $1,791

PERFORMANCE HISTORY (SMALL COMPANY)
-------------------------------------------------------------------------------

Because Class A, Class B and Class C shares have not been offered for a full calendar year, the information provided in the bar chart below shows the Fund's calendar year total returns for its Class Z shares. The performance table following the bar chart shows how the Fund's average annual returns for Class Z shares, adjusted to reflect the sales charges of the Class A, Class B and Class C shares, respectively, compare with those of a broad measure of market performance for 1 year, 5 years and 10 years. Class Z shares are offered to certain investors through a separate prospectus. The chart and table are intended to illustrate some of the risks of investing in the Fund by showing the changes in the Fund's performance. All returns include the reinvestment of dividends and distributions. Performance results include the effect of expense reduction arrangements, if any. If these arrangements had not been in place, the performance results would have been lower. Any expense reduction arrangements may be discontinued at any time. As with all mutual funds, past performance (before and after taxes) does not predict the Fund's future performance. Returns and value of an investment will vary, resulting in a gain or a loss on sale.


-------------------------------------------------------------------------------
  UNDERSTANDING PERFORMANCE

  CALENDAR YEAR TOTAL RETURNS show the Fund's Class Z share performance for each of the last ten complete calendar years.(7) They include the effects of Class Z expenses, but not the effects of sales charges. Class A, Class B and Class C shares are subject to sales charges, 12b-1 fees and different expenses that are not reflected in the bar chart. If these amounts were reflected, returns would be less than those shown.

  AVERAGE ANNUAL TOTAL RETURNS are a measure of the Fund's Class Z average performance over the past one-year, five-year and ten-year periods. They include the effects of Class Z expenses. The table shows for each class the Class Z performance adjusted to reflect the effect of sales charges of each class.(8)
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
CALENDAR YEAR TOTAL RETURNS (CLASS Z)(7)
-------------------------------------------------------------------------------

                1992                          12.27%
                1993                          11.35%
                1994                          -3.66%
                1995                          33.11%
                1996                          19.68%
                1997                          23.56%
                1998                          -1.75%
                1999                          11.66%
                2000                          11.00%
                2001                           6.21%

The Fund's year-to-date total return    For the period shown in bar chart:
through September 30, 2002 was          Best quarter: 4th quarter 2001, +20.50%
-19.04%.                                Worst quarter: 3rd quarter 1998, -20.89%

(7) Because Class A, B and C shares have not completed a full calendar year, the bar chart total returns shown are for Class Z shares. The returns shown for Class Z shares include the returns of Trust Shares of the Galaxy II Small Company Index Fund (the Galaxy Small Company Fund), the predecessor to the Fund, for periods prior to the date of this prospectus. Class Z shares are not offered in this prospectus. Class A, B and C shares would have substantially similar annual returns because they are invested in the same portfolio of securities, although the returns would be lower to the extent that expenses for Class A, B and C shares (in particular, 12b-1 fees, which Class Z shares do not pay) exceed expenses paid by Class Z shares.

After-tax returns are calculated using the historical highest individual federal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and may not be relevant to investors who hold Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

-------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS -- FOR PERIODS ENDED DECEMBER 31, 2001(8)
-------------------------------------------------------------------------------

                                             1 YEAR       5 YEARS      10 YEARS

Class A (%)
  Return Before Taxes                         0.08          8.53        11.20
  Return After Taxes on Distributions        -1.19          4.72         8.45
  Return After Taxes on Distributions
  and Sale Fund Shares                        0.87          5.90         8.51
-------------------------------------------------------------------------------
Class B (%)
  Return Before Taxes                         1.21          9.64        11.86
  Return After Taxes on Distributions        -0.15          5.75         9.09
  Return After Taxes on Distributions
  and Sale of Fund Shares                     1.60          6.81         9.09
-------------------------------------------------------------------------------
Class C (%)
  Return Before Taxes                         5.21          9.83        11.86
  Return After Taxes on Distributions         3.85          5.97         9.09
  Return After Taxes on Distributions
  and Sale of Fund Shares                     4.04          6.98         9.09
-------------------------------------------------------------------------------
S&P SmallCap 600 Index(%)                     6.51         10.65        13.61

(8) Class A, Class B and Class C are newer classes of shares. Their performance information includes returns of the Fund's Class Z shares for periods prior to their inception. The returns shown for the Class Z shares include the returns for the Trust Shares of the Galaxy Small Company Fund for periods prior to the date of this prospectus. The returns have not been adjusted to reflect any differences in expenses (such as 12b-1 fees) between the predecessor shares and the newer classes of shares. If differences in expenses had been reflected, the returns shown for periods prior to the inception of the newer classes of shares would have been lower. Class A, B and C shares were initially offered on November 25, 2002.

YOUR EXPENSES
-------------------------------------------------------------------------------
Expenses are one of several factors to consider before you invest in a mutual fund. The tables below describe the fees and expenses you may pay when you buy, hold and sell shares of the Fund.

-------------------------------------------------------------------------------
  UNDERSTANDING EXPENSES

  SALES CHARGES are paid directly by shareholders to Liberty Funds Distributor, Inc., the Fund's distributor.

  ANNUAL FUND OPERATING EXPENSES are paid by the Fund. They include management and administration fees, 12b-1 fees and other administrative costs including pricing and custody services.

  EXAMPLE EXPENSES help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. It uses the following hypothetical conditions:

  - $10,000 initial investment

  - 5% total return for each year

  - Fund operating expenses remain the same

  - Assumes reinvestment of all dividends and distributions

  - Assumes Class B shares convert to Class A shares after eight years
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
SHAREHOLDER FEES(9) (PAID DIRECTLY FROM YOUR INVESTMENT)
-------------------------------------------------------------------------------

                                              CLASS A       CLASS B     CLASS C

Maximum sales charge (load) on
purchases (%) (as a percentage
of the offering price)                          5.75          0.00        0.00
---------------------------------------------------------------------------------
Maximum deferred sales charge (load)
on redemptions (%)(as a percentage of
the lesser of purchase price or
redemption price)                               1.00(10)      5.00        1.00
---------------------------------------------------------------------------------
Redemption fee (%)
(as a percentage of amount redeemed, if
applicable)                                         (11)          (11)        (11)
---------------------------------------------------------------------------------

(9) A $10 annual fee is deducted from accounts of less than $1,000 and paid to the transfer agent.

(10) This charge applies only to certain Class A shares bought without an initial sales charge that are sold within 18 months of purchase.

(11) There is a $7.50 charge for wiring sale proceeds to your bank.

-------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (DEDUCTED DIRECTLY FROM FUND ASSETS)
-------------------------------------------------------------------------------

                                              CLASS A       CLASS B     CLASS C

Management fee (%)                              0.10          0.10        0.10
-------------------------------------------------------------------------------
Distribution and service (12b-1) fees (%)       0.25          1.00        1.00
-------------------------------------------------------------------------------
Other expenses (%)                              0.31          0.31        0.31
-------------------------------------------------------------------------------
Total annual fund operating expenses (%)        0.66          1.41        1.41


-------------------------------------------------------------------------------
EXAMPLE EXPENSES (YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER)
-------------------------------------------------------------------------------

CLASS                                 1 YEAR     3 YEARS    5 YEARS    10 YEARS

Class A                                $639        $774      $922       $1,350
-------------------------------------------------------------------------------
Class B: did not sell your shares      $144        $446      $771       $1,486
         sold all your shares at
         the end of the period         $644        $746      $971       $1,486
-------------------------------------------------------------------------------
Class C: did not sell your shares      $144        $446      $771       $1,691
         sold all your shares at
         the end of the period         $244        $446      $771       $1,691

PERFORMANCE HISTORY (TREASURY)
-------------------------------------------------------------------------------

Because Class A, Class B and Class C shares have not been offered for a full calendar year, the information provided in the bar chart below shows the Fund's calendar year total returns for its Class Z shares(12). The performance table following the bar chart shows how the Fund's average annual returns for Class Z shares, adjusted to reflect the sales charges of the Class A, Class B and Class C shares, respectively, compare with those of a broad measure of market performance for 1 year, 5 years and 10 years.(13) Class Z shares are offered to certain investors through a separate prospectus. The chart and table are intended to illustrate some of the risks of investing in the Fund by showing the changes in the Fund's performance. All returns include the reinvestment of dividends and distributions. Performance results include the effect of expense reduction arrangements, if any. If these arrangements had not been in place, the performance results would have been lower. Except as otherwise noted below, any expense reduction arrangements may be discontinued at any time. As with all mutual funds, past performance (before and after taxes) does not predict the Fund's future performance. Returns and value of an investment will vary, resulting in a gain or a loss on sale.


-------------------------------------------------------------------------------
  UNDERSTANDING PERFORMANCE

  CALENDAR YEAR TOTAL RETURNS show the Fund's Class Z share performance for each of the last ten complete calendar years.(12) They include the effects of Class Z expenses, but not the effects of sales charges. Class A, Class B and Class C shares are subject to sales charges, 12b-1 fees and different expenses that are not reflected in the bar chart. If these amounts were reflected, returns would be less than those shown.

  AVERAGE ANNUAL TOTAL RETURNS are a measure of the Fund's Class Z average performance over the past one-year, five-year and ten-year periods. They include the effects of Class Z expenses. The table shows for each class the Class Z performance adjusted to reflect the effect of sales charges of each class.(13)
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
CALENDAR YEAR TOTAL RETURNS (CLASS Z)(12)
-------------------------------------------------------------------------------

                1992                           6.83%
                1993                          10.22%
                1994                          -3.73%
                1995                          18.06%
                1996                           2.21%
                1997                           9.27%
                1998                           9.76%
                1999                          -2.85%
                2000                          13.13%
                2001                           6.28%

The Fund's year-to-date total return     For the period shown in bar chart:
through September 30, 2002 was           Best quarter: 2nd quarter 1995, +6.15%
+10.80%.                                 Worst quarter: 1st quarter 1994, -2.93%

(12) Because Class A, B and C shares have not completed a full calendar year, the bar chart total returns shown are for Class Z shares. The returns shown for Class Z shares include the returns of Trust Shares of the Galaxy II U.S. Treasury Index Fund (the Galaxy U.S. Treasury Fund), the predecessor to the Fund, for periods prior to the date of this prospectus. Class Z shares are not offered in this prospectus. Class A, B and C shares would have substantially similar annual returns because they are invested in the same portfolio of securities, although the returns would be lower to the extent that expenses for Class A, B and C shares (in particular, 12b-1 fees, which Class Z shares do not pay) exceed expenses paid by Class Z shares.

After-tax returns are calculated using the historical highest individual federal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and may not be relevant to investors who hold Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

-------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS -- FOR PERIODS ENDED DECEMBER 31, 2001(13)
-------------------------------------------------------------------------------


                                              1 YEAR      5 YEARS     10 YEARS

Class A (%)
  Return Before Taxes                          1.21        5.94         6.20
  Return After Taxes on Distributions         -0.95        3.48         3.58
  Return After Taxes on Distributions
  and Sale Fund Shares                         0.71        3.50         3.65
------------------------------------------------------------------------------
Class B (%)
  Return Before Taxes                          1.28        6.67         6.72
  Return After Taxes on Distributions         -0.99        4.15         4.09
  Return After Taxes on Distributions
  and Sale of Fund Shares                      0.75        4.07         4.09
------------------------------------------------------------------------------
Class C (%)
  Return Before Taxes                          5.28        6.98         6.72
  Return After Taxes on Distributions          3.01        4.49         4.09
  Return After Taxes on Distributions
  and Sale of Fund Shares                      3.19        4.34         4.09
------------------------------------------------------------------------------
U.S. Treasury Index (%)                        6.73        7.34         7.09
------------------------------------------------------------------------------

(13) Class A, Class B and Class C are newer classes of shares. Their performance information includes returns of the Fund's Class Z shares for periods prior to their inception. The average annual total returns shown for Class Z shares include the returns for the Trust Shares of the Galaxy U.S. Treasury Fund for periods prior to the date of this prospectus. The returns have not been adjusted to reflect any differences in expenses (such as 12b-1 fees) between the predecessor shares and the newer classes of shares. If differences in expenses had been reflected, the returns shown for periods prior to the inception of the newer classes of shares would have been lower. Class A, B and C shares were initially offered on November 25, 2002.

YOUR EXPENSES
-------------------------------------------------------------------------------
Expenses are one of several factors to consider before you invest in a mutual fund. The tables below describe the fees and expenses you may pay when you buy, hold and sell shares of the Fund.

-------------------------------------------------------------------------------
  UNDERSTANDING EXPENSES

  SALES CHARGES are paid directly by shareholders to Liberty Funds Distributor, Inc., the Fund's distributor.

  ANNUAL FUND OPERATING EXPENSES are paid by the Fund. They include management and administration fees, 12b-1 fees and other administrative costs including pricing and custody services.

  EXAMPLE EXPENSES help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The table does not take into account any expense reduction arrangements discussed in the footnotes to the Annual Fund Operating Expenses table. It uses the following hypothetical conditions:

  - $10,000 initial investment

  - 5% total return for each year

  - Fund operating expenses remain the same

  - Assumes reinvestment of all dividends and distributions

  - Assumes Class B shares convert to Class A shares after eight years
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
SHAREHOLDER FEES(14) (PAID DIRECTLY FROM YOUR INVESTMENT)
-------------------------------------------------------------------------------

                                              Class A     Class B     Class C

Maximum sales charge (load) on
purchases (%) (as a percentage
of the offering price)                          4.75        0.00        0.00
--------------------------------------------------------------------------------
Maximum deferred sales charge
(load) on redemptions (%) (as a
percentage of the lesser of
purchase price or redemption
price)                                          1.00(15)    5.00        1.00
--------------------------------------------------------------------------------
Redemption fee (%)
(as a percentage of amount redeemed,
if applicable)                                      (16)        (16)        (16)

-------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (DEDUCTED DIRECTLY FROM FUND ASSETS)
-------------------------------------------------------------------------------


                                              CLASS A     CLASS B     CLASS C

Management fee (%)                              0.10        0.10        0.10
--------------------------------------------------------------------------------
Distribution and service (12b-1) fees (%)       0.25        1.00        1.00(18)
--------------------------------------------------------------------------------
Other expenses(17) (%)                          0.33        0.33        0.33
--------------------------------------------------------------------------------
Total annual fund operating expenses(17) (%)    0.68        1.43        1.43(18)
--------------------------------------------------------------------------------


(14) A $10 annual fee is deducted from accounts of less than $1,000 and paid to the transfer agent.

(15) This charge applies only to certain Class A shares bought without an initial sales charge that are sold within 18 months of purchase.

(16) There is a $7.50 charge for wiring sale proceeds to your bank.

(17) The advisor and/or its affiliates have agreed to reimburse 0.01% of other expenses. As a result, actual other expenses would be 0.32% and total annual fund operating expenses for Class A, B and C shares would be 0.67%, 1.42% and 1.27%, respectively (including the 12b-1 fee waiver for Class C shares discussed in footnote 18). The advisor has agreed to maintain this waiver for one year from the date of the acquisition of the Galaxy U.S. Treasury Fund by the Fund, after which the arrangement may be modified or terminated by the advisor at any time.

(18) The Fund's distributor has voluntarily agreed to waive a portion of the 12b-1 fees for Class C shares. As a result, the 12b-1 fees for Class C shares would be 0.85% and the total annual fund operating expenses for Class C shares would be 1.27% taking into account the other expense reimbursement described in footnote 17. This arrangement may be modified or terminated at any time.

-------------------------------------------------------------------------------
EXAMPLE EXPENSES (YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER)
-------------------------------------------------------------------------------


CLASS                                   1 YEAR     3 YEARS   5 YEARS    10 YEARS

Class A:                                 $541        $682     $836       $1,281
--------------------------------------------------------------------------------
Class B: did not sell your shares        $146        $452     $782       $1,509
         sold all your shares at
         the end of the period           $646        $752     $982       $1,509
--------------------------------------------------------------------------------
Class C: did not sell your shares        $146        $452     $782       $1,713
         sold all your shares at
         the end of the period           $246        $452     $782       $1,713

-------------------------------------------------------------------------------
YOUR ACCOUNT
-------------------------------------------------------------------------------

HOW TO BUY SHARES
-------------------------------------------------------------------------------

Your financial advisor can help you establish an appropriate investment portfolio, buy shares and monitor your investments. When a Fund receives your purchase request in "good form," your shares will be bought at the next calculated public offering price. "Good form" means that you placed your order with your financial advisor firm or your payment has been received and your application is complete, including all necessary signatures.


-------------------------------------------------------------------------------
  INVESTMENT MINIMUMS


  Initial Investment .................................................   $1,000
  Subsequent Investments .............................................   $   50
  Automatic Investment Plan* .........................................   $   50
  Retirement Plan* ...................................................   $   25


  * The initial investment minimum of $1,000 is waived on these plans.

  Each Fund reserves the right to change these investment minimums. Each Fund also reserves the right to refuse a purchase order for any reason, including if it believes that doing so would be in the best interest of the Fund and its shareholders.
-------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
OUTLINED BELOW ARE THE VARIOUS OPTIONS FOR BUYING SHARES:
-----------------------------------------------------------------------------------------------------------------------------------

METHOD                       INSTRUCTIONS

Through your                 Your financial advisor can help you establish your account and buy Fund shares on your behalf. To
financial advisor            receive the current trading day's price, your financial advisor firm must receive your request prior to the close of the New York Stock Exchange (NYSE), usually 4:00 p.m. Eastern time. Your financial advisor may charge you fees for executing the purchase for you.
-----------------------------------------------------------------------------------------------------------------------------------
By check                     For new accounts send a completed application and check made payable to the Fund to the transfer
(new account)                agent, Liberty Funds Services, Inc., P.O. Box 8081, Boston, MA 02266-8081.
-----------------------------------------------------------------------------------------------------------------------------------
By check                     For existing accounts fill out and return the additional investment stub included in your quarterly
(existing account)           statement, or send a letter of instruction including your Fund name and account number with a check made payable to the Fund to Liberty Funds Services, Inc., P.O. Box 8081, Boston, MA 02266-8081.
-----------------------------------------------------------------------------------------------------------------------------------
By exchange                  You or your financial advisor may acquire shares for your account by exchanging shares you own in one fund for shares of the same class of the Fund at no additional cost. There may be an additional charge if exchanging from a money market fund. To exchange by telephone, call 1-800-422-3737.
-----------------------------------------------------------------------------------------------------------------------------------
By wire                      You may purchase shares by wiring money from your bank account to your Fund account. To wire funds to your Fund account, call 1-800-422-3737 to obtain a control number and the wiring instructions.
-----------------------------------------------------------------------------------------------------------------------------------
By electronic                You may purchase shares by electronically transferring money from your bank account to your Fund
funds transfer               account by calling 1-800-422-3737. An electronic funds transfer may take up to two business days to settle and be considered in "good form." You must set up this feature prior to your telephone request. Be sure to complete the appropriate section of the application.
-----------------------------------------------------------------------------------------------------------------------------------
Automatic                    You can make monthly or quarterly investments automatically from your bank account to your Fund
investment plan              account. You can select a pre-authorized amount to be sent via electronic funds transfer. Be sure to complete the appropriate section of the application for this feature.
-----------------------------------------------------------------------------------------------------------------------------------
Automated dollar             You can purchase shares for your account by exchanging $100 or more each month from another fund for
cost averaging               shares of the same class of the Fund at no additional cost. You must have a current balance of at least $5,000 in the fund the money is coming from. The designated amount will be exchanged on the third Tuesday of each month. Exchanges will continue so long as your fund balance is sufficient to complete the transfers. You may terminate your program or change the amount of the exchange (subject to the $100 minimum) by calling 1-800-422-3737. Be sure to complete the appropriate section of the account application for this feature.
-----------------------------------------------------------------------------------------------------------------------------------
By dividend                  You may automatically invest dividends distributed by another fund into the same class of shares of
diversification              the Fund at no additional sales charge. To invest your dividends in the Fund, call 1-800-345-6611.
-----------------------------------------------------------------------------------------------------------------------------------

SALES CHARGES
-------------------------------------------------------------------------------
You may be subject to an initial sales charge when you purchase, or a contingent deferred sales charge (CDSC) when you sell, shares of a Fund. These sales charges are described below. In certain circumstances, the sales charge may be waived, as described below and in the Statement of Additional Information.

CLASS A SHARES Your purchases of Class A shares are made at the public offering price for these shares. This price includes a sales charge that is based on the amount of your initial investment when you open your account. The sales charge you pay on an additional investment is based on the total amount of your purchase and the current value of your account. A portion of the sales charge is paid as a commission to your financial advisor firm on the sale of Class A shares. The amount of the sales charge differs depending on the amount you invest as shown in the table below.

-------------------------------------------------------------------------------
  CHOOSING A SHARE CLASS


  Each Fund offers three classes of shares in this prospectus -- CLASS A, B AND
  C. Each share class has its own sales charge and expense structure. Determining which share class is best for you depends on the dollar amount you are investing and the number of years for which you are willing to invest. If your financial advisor firm does not participate in the Class B discount program, purchases of $250,000 or more but less than $1 million can be made only in Class A or Class C shares. Purchases of $1 million or more can be made only in Class A shares. Based on your personal situation, your investment advisor can help you decide which class of shares makes the most sense for you. Each Fund also offers an additional class of shares, Class Z shares, exclusively to certain institutional and other investors. These shares are made available through separate prospectuses provided to eligible institutional and other investors.
-------------------------------------------------------------------------------


-------------------------------------------------------------------------------
CLASS A SALES CHARGES
-------------------------------------------------------------------------------


                                                                 % OF OFFERING
                                     AS A % OF                       PRICE
                                     THE PUBLIC       AS A %       RETAINED BY
                                      OFFERING        OF YOUR       FINANCIAL
AMOUNT OF PURCHASE                     PRICE        INVESTMENT       ADVISOR

Less than $50,000                       4.75           4.99           4.25
-------------------------------------------------------------------------------
$50,000 to less than $100,000           4.50           4.71           4.00
-------------------------------------------------------------------------------
$100,000 to less than $250,000          3.50           3.63           3.00
-------------------------------------------------------------------------------
$250,000 to less than $500,000          2.50           2.56           2.00
-------------------------------------------------------------------------------
$500,000 to less than $1,000,000        2.00           2.04           1.75
-------------------------------------------------------------------------------
$1,000,000 or more                      0.00           0.00           0.00

-------------------------------------------------------------------------------
  UNDERSTANDING CONTINGENT DEFERRED SALES CHARGES

  Certain investments in Class A, B and C shares are subject to a CDSC, a sales charge applied at the time you sell your shares. You will pay the CDSC only on shares you sell within a certain amount of time after purchase. The CDSC generally declines each year until there is no charge for selling shares. The CDSC is applied to the net asset value at the time of purchase or sale, whichever is lower. For purposes of calculating the CDSC, the start of the holding period is the month-end of the month in which the purchase is made. Shares you purchase with reinvested dividends or capital gains are not subject to a CDSC. Ask your financial advisor or the Fund's distributor, or consult the SAI, for other instances in which the CDSC is waived. When you place an order to sell shares, the Fund will automatically sell first those shares not subject to a CDSC and then those you have held the longest. This policy helps reduce and possibly eliminate the potential impact of the CDSC.
-------------------------------------------------------------------------------


REDUCED SALES CHARGES FOR LARGER INVESTMENTS There are two ways for you to pay a lower sales charge when purchasing Class A shares. The first is through Rights of Accumulation. If the combined value of the Fund accounts in all classes maintained by you, your spouse or your minor children reaches a sales charge discount level (according to the chart on the previous page), your next purchase will receive the lower sales charge. The second is by signing a Statement of Intent within 90 days of your purchase. By doing so, you would be able to pay the lower sales charge on all purchases by agreeing to invest a total of at least $50,000 within 13 months. If your Statement of Intent purchases are not completed within 13 months, you will be charged the applicable sales charge on the amount you had invested to that date. In addition, certain investors may purchase shares at a reduced sales charge or net asset value, which is the value of a fund share excluding any sales charges. See the Statement of Additional Information for a description of these situations.

CLASS B SHARES Your purchases of Class B shares are made at Class B's net asset value. Class B shares have no front-end sales charge, but they do carry a CDSC that is imposed only on shares sold prior to elimination of the CDSC as shown in the applicable chart below. The CDSC generally declines each year and eventually disappears over time. The distributor pays your financial advisor firm an up-front commission on sales of Class B shares as described in the charts below.

PURCHASES OF LESS THAN $250,000

-------------------------------------------------------------------------------
CLASS B SALES CHARGES
-------------------------------------------------------------------------------


                                                                % DEDUCTED WHEN
HOLDING PERIOD AFTER PURCHASE                                   SHARES ARE SOLD

Through first year                                                    5.00
-------------------------------------------------------------------------------
Through second year                                                   4.00
-------------------------------------------------------------------------------
Through third year                                                    3.00
-------------------------------------------------------------------------------
Through fourth year                                                   3.00
-------------------------------------------------------------------------------
Through fifth year                                                    2.00
-------------------------------------------------------------------------------
Through sixth year                                                    1.00
-------------------------------------------------------------------------------
Longer than six years                                                 0.00

Commission to financial advisors is 4.00%.


Automatic conversion to Class A shares occurs eight years after purchase.

You can pay a lower CDSC and reduce the holding period when making purchases of Class B shares through a financial advisor firm which participates in the Class B share discount program for larger purchases as described in the charts below. Some financial advisor firms are not able to participate because their record keeping or transaction processing systems are not designed to accommodate these reductions. For non-participating firms, purchases of Class B shares must be less than $250,000. Consult your financial advisor to see whether it participates in the discount program for larger purchases. For participating firms, Rights of Accumulation apply, so that if the combined value of the Fund accounts in all classes maintained by you, your spouse or your minor children is at or above a discount level, your next purchase will be subject to the lower CDSC and the applicable reduced holding period.

PURCHASES OF $250,000 TO LESS THAN $500,000:

-------------------------------------------------------------------------------
CLASS B SALES CHARGES
-------------------------------------------------------------------------------

                                                                % DEDUCTED WHEN
HOLDING PERIOD AFTER PURCHASE                                   SHARES ARE SOLD

Through first year                                                    3.00
-------------------------------------------------------------------------------
Through second year                                                   2.00
-------------------------------------------------------------------------------
Through third year                                                    1.00
-------------------------------------------------------------------------------
Longer than three years                                               0.00

Commission to financial advisors is 2.50%.

Automatic conversion to Class A shares occurs four years after purchase.

PURCHASES OF $500,000 TO LESS THAN $1 MILLION:

-------------------------------------------------------------------------------
CLASS B SALES CHARGES
-------------------------------------------------------------------------------

                                                                % DEDUCTED WHEN
HOLDING PERIOD AFTER PURCHASE                                   SHARES ARE SOLD

Through first year                                                    3.00
-------------------------------------------------------------------------------
Through second year                                                   2.00
-------------------------------------------------------------------------------
Through third year                                                    1.00

Commission to financial advisors is 1.75%.

Automatic conversion to Class A shares occurs three years after purchase.

If you exchange into a fund participating in the Class B share discount program or transfer your fund account from a financial advisor which does not participate in the program to one who does, the exchanged or transferred shares will retain the pre-existing CDSC but any additional purchases of Class B shares which, together with the exchanged or transferred account, exceed the applicable discount level will be subject to the lower CDSC and the reduced holding period for amounts in excess of the discount level. Your financial advisor will receive the lower commission for purchases in excess of the applicable discount level. If you exchange from a participating fund or transfer your account from a financial advisor that does participate in the program into a fund or financial advisor that does not, the exchanged or transferred shares will retain the pre-existing CDSC schedule and holding period but all additional purchases of Class B shares will be subject to the higher CDSC and longer holding period of the non-participating fund or applicable to the non-participating financial advisor.

CLASS C SHARES Your purchases of Class C shares are made at Class C's net asset value. Although Class C shares have no front-end sales charge, they carry a CDSC of 1.00% that is applied to shares sold within the first year after they are purchased. After holding shares for one year, you may sell them at any time without paying a CDSC. The distributor pays your financial advisor firm an up-front commission of 1.00% on sales of Class C shares.

-------------------------------------------------------------------------------
CLASS C SALES CHARGES
-------------------------------------------------------------------------------
                                                                % DEDUCTED WHEN
HOLDING PERIOD AFTER PURCHASE                                   SHARES ARE SOLD

Through first year                                                    1.00
-------------------------------------------------------------------------------
Longer than one year                                                  0.00

HOW TO EXCHANGE SHARES
-------------------------------------------------------------------------------
You may exchange your shares for shares of the same share class of another fund distributed by Liberty Funds Distributor, Inc. at net asset value. If your shares are subject to a CDSC, you will not be charged a CDSC upon the exchange. However, when you sell the shares acquired through the exchange, the shares sold may be subject to a CDSC, depending upon when you originally purchased the shares you are exchanging. For purposes of computing the CDSC, the length of time you have owned your shares will be computed from the date of your original purchase and the applicable CDSC will be the CDSC of the original fund. Shareholders of Liberty Acorn funds that qualify to purchase Class A shares at net asset value may exchange their Class A shares for Class
Z shares of another fund distributed by Liberty Funds Distributor, Inc. (see the Statement of Additional Information for a description of these situations). Unless your account is part of a tax-deferred retirement plan, an exchange is a taxable event, and you may realize a gain or a loss for tax purposes. A Fund may terminate your exchange privilege if the advisor determines that your exchange activity is likely to adversely impact its ability to manage the Fund. To exchange by telephone, call 1-800-422-3737.

HOW TO SELL SHARES
-------------------------------------------------------------------------------
Your financial advisor can help you determine if and when you should sell your shares. You may sell shares of a Fund on any regular business day that the NYSE is open. When a Fund receives your sales request in "good form," shares will be sold at the next calculated price. "Good form" means that money used to purchase your shares is fully collected. When selling shares by letter of instruction, "good form" also means (i) your letter has complete instructions, the proper signatures and signature guarantees, (ii) you have included any certificates for shares to be sold, and (iii) any other required documents are attached. For additional documents required for sales by corporations, agents, fiduciaries and surviving joint owners, please call
1-800-345-6611. Retirement plan accounts have special requirements; please call 1-800-799-7526 for more information. A Fund will generally send proceeds from the sale to you within seven days (usually on the next business day after your request is received in "good form"). However, if you purchased your shares by check, the Fund may delay sending the proceeds from the sale of your shares for up to 15 days after your purchase to protect against checks that are returned. No interest will be paid on uncashed redemption checks. Redemption proceeds may be paid in securities, rather than in cash, under certain circumstances. For more information, see the paragraph "Non Cash Redemptions" under the section "How to Sell Shares" in the Statement of Additional Information.

-----------------------------------------------------------------------------------------------------------------------------------
OUTLINED BELOW ARE THE VARIOUS OPTIONS FOR SELLING SHARES:
-----------------------------------------------------------------------------------------------------------------------------------

METHOD                       INSTRUCTIONS

Through your                 You may call your financial advisor to place your sell order. To receive the current trading day's
financial advisor            price, your financial advisor firm must receive your request prior to the close of regular trading on the NYSE, usually 4:00 p.m. Eastern time. Your financial advisor may charge you fees for executing a redemption for you.
-----------------------------------------------------------------------------------------------------------------------------------
By exchange                  You or your financial advisor may sell shares by exchanging from a Fund into the same share class
                             (and, in some cases certain other classes) of another fund distributed by Liberty Funds Distributor,
                             Inc. at no additional cost. To exchange by telephone, call 1-800-422-3737.
-----------------------------------------------------------------------------------------------------------------------------------
By telephone                 You or your financial advisor may sell shares by telephone and request that a check be sent to your address of record by calling 1-800-422-3737, unless you have notified the Fund of an address change within the previous 30 days. The dollar limit for telephone sales is $100,000 in a 30-day period. You do not need to set up this feature in advance of your call. Certain restrictions apply to retirement accounts. For details, call 1-800-345-6611.
-----------------------------------------------------------------------------------------------------------------------------------
By mail                      You may send a signed letter of instruction or stock power form along with any share certificates to be sold to the address below. In your letter of instruction, note the Fund's name, share class, account number, and the dollar value or number of shares you wish to sell. All account owners must sign the letter, and signatures must be guaranteed by either a bank, a member firm of a national stock exchange or another eligible guarantor institution. Additional documentation is required for sales by corporations, agents, fiduciaries, surviving joint owners and individual retirement account owners.
                             For details, call 1-800-345-6611.
                             Mail your letter of instruction to Liberty Funds Services, Inc., P.O. Box 8081, Boston, MA 02266-8081.
-----------------------------------------------------------------------------------------------------------------------------------
By wire                      You may sell shares and request that the proceeds be wired to your bank. You must set up this feature prior to your telephone request. Be sure to complete the appropriate section of the account application for this feature.
-----------------------------------------------------------------------------------------------------------------------------------
By systematic                You may automatically sell a specified dollar amount or percentage of your account on a monthly,
withdrawal plan              quarterly or semi-annual basis and have the proceeds sent to you if your account balance is at least
                             $5,000. This feature is not available if you hold your shares in certificate form. All dividend and capital gains distributions must be reinvested. Be sure to complete the appropriate section of the account application for this feature.
-----------------------------------------------------------------------------------------------------------------------------------
By electronic                You may sell shares and request that the proceeds be electronically transferred to your bank. Proceeds
funds transfer               may take up to two business days to be received by your bank. You must set up this feature prior to your request. Be sure to complete the appropriate section of the account application for this feature.

FUND POLICY ON TRADING OF FUND SHARES
-------------------------------------------------------------------------------
The Funds do not permit short-term or excessive trading in their shares. Excessive purchases, redemptions or exchanges of Fund shares disrupt portfolio management and increase Fund expenses. In order to promote the best interests of each Fund, each Fund reserves the right to reject any purchase order or exchange request, particularly from market timers or investors who, in the advisor's opinion, have a pattern of short-term or excessive trading or whose trading has been or may be disruptive to the Fund. The fund into which you would like to exchange also may reject your request.

DISTRIBUTION AND SERVICE FEES
-------------------------------------------------------------------------------

Each Fund has adopted a plan under Rule 12b-1 that permits it to pay the Funds' distributor marketing and other fees to support the sale and distribution of Class A, B, and C shares and certain services provided to you by your financial advisor. The annual service fee may equal up to 0.25% for each of Class A, Class B and Class C shares. The annual distribution fee may equal up to 0.75% for each of Class B and Class C shares. Distribution and service fees are paid out of the assets of these classes. The distributor has voluntarily agreed to waive a portion of the Treasury Fund's Class C share 12b-1 fee so that it does not exceed 0.85% annually. Over time, these fees will reduce the return on your investment and may cost you more than paying other types of sales charges. Class B shares automatically convert to Class A shares after a certain number of years, eliminating a portion of the distribution fee upon conversion. Conversion may occur three, four or eight years after purchase, depending on the program under which you purchased your shares. See "Your Account; Sales Charges" for the conversion schedule applicable to Class B shares.


OTHER INFORMATION ABOUT YOUR ACCOUNT
-------------------------------------------------------------------------------
HOW THE FUNDS' SHARE PRICE IS DETERMINED The price of each class of each
Fund's shares is based on its net asset value. The net asset value is determined at the close of regular trading on the NYSE, usually 4:00 p.m. Eastern time, on each business day that the NYSE is open (typically Monday through Friday).

When you request a transaction, it will be processed at the net asset value (plus any applicable sales charges) next determined after your request is received in "good form" by the distributor. In most cases, in order to receive that day's price, the distributor must receive your order before that day's transactions are processed. If you request a transaction through your financial advisor firm, the firm must receive your order by the close of trading on the NYSE to receive that day's price.

Each Fund determines its net asset value for each share class by dividing each class's total net assets by the number of that class's outstanding shares. In determining the net asset value, each Fund must determine the price of each security in its portfolio at the close of each trading day. Securities for which market quotations are available are valued each day at the current market value. However, where market quotations are unavailable, or when the advisor believes that subsequent events have made them unreliable, the Funds may use other data to determine the fair value of the securities.

You can find the daily prices of some share classes for the Funds in most major daily newspapers under the caption "Liberty." You can find daily prices for all share classes by visiting the Funds' web site at www.libertyfunds.com.

ACCOUNT FEES If your account value falls below $1,000 (other than as a result of depreciation in share value) you may be subject to an annual account fee of $10. This fee is deducted from the account in June each year. Approximately 60 days prior to the fee date, the Fund's transfer agent will send you written notification of the upcoming fee. If you add money to your account and bring the value above $1,000 prior to the fee date, the fee will not be deducted.

SHARE CERTIFICATES Share certificates are not available for any class of shares offered by the Fund.

DIVIDENDS, DISTRIBUTIONS AND TAXES The Funds have the potential to make the following distributions:


-------------------------------------------------------------------------------
TYPES OF DISTRIBUTIONS
-------------------------------------------------------------------------------
Dividends                    Represents interest and dividends earned from
                             securities held by a Fund, net of expenses
                             incurred by the Fund.
-------------------------------------------------------------------------------
Capital gains                Represents net long-term capital gains on sales of
                             securities held for more than 12 months and net short-term capital gains, which are gains on sales of securities held for a 12-month period or less.

DISTRIBUTION OPTIONS The Large Company and Small Company Funds distribute dividends quarterly and any capital gains (including short-term capital gains) at least annually. The Treasury Fund declares dividends daily and pays them monthly, and declares and pays any capital gains (including short-term capital gains) at least annually. Dividends for the Treasury Fund begin to accrue on the day that the Fund receives payment and stop accruing on the day prior to the shares leaving the account. You can choose one of the options listed in the table below for these distributions when you open your account. To change your distribution option, call 1-800-345-6611.

-------------------------------------------------------------------------------
  UNDERSTANDING FUND DISTRIBUTIONS

  Each Fund earns income from the securities it holds. Each Fund also may realize capital gains or losses on sales of its securities. Each Fund distributes substantially all of its net investment income and capital gains to shareholders. As a shareholder, you are entitled to a portion of the Fund's income and capital gains, 2 generally based on the number of shares you own at the time these distributions are declared.
-------------------------------------------------------------------------------

If you do not indicate on your application or at the time your account is established your preference for handling distributions, a Fund will automatically reinvest all distributions in additional shares of the Fund.

   DISTRIBUTION OPTIONS

Reinvest all distributions in additional shares of your current fund
-------------------------------------------------------------------------------
Reinvest all distributions in shares of another fund
-------------------------------------------------------------------------------
Receive dividends in cash (see options below) and reinvest capital gains
-------------------------------------------------------------------------------
Receive all distributions in cash (with one of the following options):

- send the check to your address of record

- send the check to a third party address

- transfer the money to your bank via electronic funds transfer

Distributions of $10 or less will automatically be reinvested in additional Fund shares. If you elect to receive distributions by check and the check is returned as undeliverable, or if you do not cash a distribution check within six months of the check date, the distribution will be reinvested in additional shares of the Fund. All subsequent distributions will be reinvested.

TAX CONSEQUENCES Unless you are an entity exempt from income taxes, regardless of whether you receive your distributions in cash or reinvest them in additional Fund shares, all Fund distributions are subject to federal income tax. Depending on the state where you live, distributions may also be subject to state and local income taxes.

In general, any distributions of dividends, interest and short-term capital gains are taxable as ordinary income. Distributions of long-term capital gains are generally taxable as such, regardless of how long you have held your Fund shares. You will be provided with information each year regarding the amount of ordinary income and capital gains distributed to you for the previous year and any portion of your distribution which is exempt from state and local taxes. Your investment in a Fund may have additional personal tax implications. Please consult your tax advisor about federal, state, local or other applicable tax laws.

In addition to the dividends and capital gains distributions made by each Fund, you may realize a capital gain or loss when selling and exchanging shares of a Fund. Such transactions may also be subject to federal, state and local income tax.

MANAGING THE FUNDS

INVESTMENT ADVISOR
-------------------------------------------------------------------------------

Fleet Investment Advisors Inc. (Fleet), located at 100 Federal Street, Boston, Massachusetts 02110, is the Funds' investment advisor. In its duties as investment advisor, Fleet runs each Fund's day-to-day business, including placing all orders for the purchase and sale of each Fund's portfolio securities. Fleet has been an investment advisor since 1984. Fleet also provides investment management and advisory services to individual and institutional clients. As of December 31, 2001, Fleet and its affiliates managed over $166 billion in assets.

For the fiscal year or period ended March 31, 2002, aggregate advisory fees paid to Fleet by each Fund amounted to 0.10% of average daily net assets of the Fund.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The financial highlights table is intended to help you understand each Fund's financial performance. Because the Class A, Class B and Class C shares have not commenced investment operations, information is shown for a Fund's Class Z shares. Information shown for Class Z shares includes that of the Trust Shares of the Galaxy Large Company Fund, the Galaxy Small Company Fund, and the Galaxy U.S. Treasury Fund for periods prior to the date of this prospectus. Certain information reflects financial results for a single Class Z share. The total returns in the table represent the rate that you would have earned (or lost) on an investment in a Fund (assuming reinvestment of all dividends and distributions). This information is included in the Funds' financial statements which, for the fiscal years ended on and after March 31, 1999, have been audited by Ernst & Young LLP, independent auditors, whose report, along with the Funds' financial statements, is included in the Funds' annual report. The information for periods ended on or prior to March 31, 1998 has been audited by other independent auditors, whose report expressed an unqualified opinion on those financial statements and highlights. You can request a free annual report by calling 1-800-426-3750.


--------------------------------------------------------------------------------
LIBERTY LARGE COMPANY INDEX FUND
--------------------------------------------------------------------------------

                                                                                    YEAR ENDED MARCH 31,
                                                                2002            2001            2000          1999          1998
                                                              CLASS Z         CLASS Z         CLASS Z        CLASS Z       CLASS Z
NET ASSET VALUE -- BEGINNING OF PERIOD ($)                     29.32           42.14           36.90         31.92         23.09
---------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS ($):
  Net investment income(a)                                      0.25            0.26            0.32          0.35          0.40
  Net realized and unrealized gain (loss) on investments
  and futures contracts                                        (0.33)          (8.85)           5.93          5.38         10.23
---------------------------------------------------------------------------------------------------------------------------------
  Total from Investment Operations                             (0.08)          (8.59)           6.25          5.73         10.63
---------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS ($):
  From net investment income                                   (0.25)          (0.26)          (0.33)        (0.36)        (0.44)
  From net realized capital gains                              (1.44)          (3.97)          (0.68)        (0.39)        (1.36)
---------------------------------------------------------------------------------------------------------------------------------
  Total Distributions Declared to Shareholders                 (1.69)          (4.23)          (1.01)        (0.75)        (1.80)
---------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE -- END OF PERIOD ($)                           27.55           29.32           42.14         36.90         31.92
---------------------------------------------------------------------------------------------------------------------------------
Total return (%)(b)                                            (0.08)(c)      (21.54)(c)       17.20         18.15         47.29
---------------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS (%):
  Expenses (excluding reimbursement/waiver)                     0.50            0.48            0.47          0.47          0.40
  Expenses (including reimbursement/waiver)                     0.49            0.47            0.47          0.47          0.40
  Net investment income (including reimbursement/waiver)        0.88            0.74            0.88          1.11          1.44
Portfolio turnover rate (%)                                        8              15              12             3             3

NET ASSETS, END OF PERIOD (000'S) ($)                        841,016         821,147       1,065,129       828,899       626,740

(a) Net investment income per share before reimbursement of certain expenses by the sub-administrator for the years ended March 31, 2002, 2001, 2000, 1999 and 1998 was $0.25, $0.26, $0.32, $0.35 and $0.40, respectively.
(b) Total return at net asset value assuming all dividends reinvested.
(c) Had the advisor not waived a portion of expenses, total returns would have been lower.

--------------------------------------------------------------------------------
LIBERTY SMALL COMPANY INDEX FUND
--------------------------------------------------------------------------------

                                                                                      YEAR ENDED MARCH 31,
                                                                2002            2001            2000          1999         1998(A)
                                                              CLASS Z         CLASS Z         CLASS Z        CLASS Z       CLASS Z
NET ASSET VALUE -- BEGINNING OF PERIOD ($)                     15.15           17.92           15.22         20.73         22.64
-----------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS ($):
  Net investment income(b)                                      0.08            0.07            0.09          0.10          0.27
  Net realized and unrealized gain (loss) on investment
  and futures contracts                                         3.04           (0.47)           4.31         (4.04)         7.64
-----------------------------------------------------------------------------------------------------------------------------------
  Total from Investment Operations                              3.12           (0.40)           4.40         (3.94)         7.91
-----------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS ($):
  From net investment income                                   (0.11)          (0.04)          (0.09)        (0.09)        (0.33)
  From net realized capital gains                              (0.80)          (2.33)          (1.61)        (1.48)        (9.49)
-----------------------------------------------------------------------------------------------------------------------------------
  Total Distributions Declared to Shareholders                 (0.91)          (2.37)          (1.70)        (1.57)        (9.82)
-----------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE -- END OF PERIOD ($)                           17.36           15.15           17.92         15.22         20.73
-----------------------------------------------------------------------------------------------------------------------------------
Total return (%)(c)                                            21.32           (2.33)          30.52        (19.19)(d)     41.22
-----------------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS (%):
  Expenses (excluding reimbursement/waiver)                     0.41            0.41            0.41          0.41          0.40
  Expenses (including reimbursement/waiver)                     0.41            0.41            0.41          0.40          0.40
  Net investment income (including reimbursement/waiver)        0.43            0.48            0.53          0.56          0.97
Portfolio turnover rate (%)                                       21              41              36            22            99

NET ASSETS, END OF PERIOD (000'S) ($)                        291,111         253,860         279,914       259,903       399,162

(a) At a Special Meeting of Shareholders of the Galaxy Small Company Fund held on May 9, 1997, shareholders approved a change in the Fund's target index from the Russell Special Small Company Index to the Standard & Poor's SmallCap 600 Stock Price Index.
(b) Net investment income per share before reimbursement of certain expenses by the sub-administrator for the years ended March 31, 2002, 2001, 2000, 1999 and 1998 was $0.08, $0.07, $0.09, $0.10 and $0.27, respectively.
(c) Total return at net asset value assuming all dividends reinvested.
(d) Had the advisor not waived a portion of the expenses, total returns would have been lower.

--------------------------------------------------------------------------------
LIBERTY U.S. TREASURY INDEX FUND
--------------------------------------------------------------------------------

                                                                                      YEAR ENDED MARCH 31,
                                                                2002            2001            2000          1999          1998
                                                              CLASS Z         CLASS Z         CLASS Z        CLASS Z       CLASS Z
NET ASSET VALUE -- BEGINNING OF PERIOD ($)                     10.66           10.13           10.54         10.50          9.99
-----------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS ($):
  Net investment income(a)                                      0.51(c)         0.61            0.61          0.61          0.63
  Net realized and unrealized gain (loss)                      (0.19)(c)        0.53           (0.38)         0.05          0.51
-----------------------------------------------------------------------------------------------------------------------------------
  Total from Investment Operations                              0.32            1.14            0.23          0.66          1.14
-----------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS ($):
  From net investment income                                   (0.58)          (0.61)          (0.64)        (0.62)        (0.63)
  Total Distributions Declared to Shareholders                 (0.58)          (0.61)          (0.64)        (0.62)        (0.63)
-----------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE -- END OF PERIOD ($)                           10.40           10.66           10.13         10.54         10.50
-----------------------------------------------------------------------------------------------------------------------------------
Total return (%)(b)                                             3.03(d)        11.60            2.39          6.38         11.72
-----------------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS (%):
  Expenses (excluding reimbursement/waiver)                     0.43            0.42            0.41          0.41          0.40
  Expenses (including reimbursement/waiver)                     0.42            0.42            0.41          0.41          0.40
  Net investment income (including reimbursement/waiver)        4.84(c)         5.90            5.95          5.77          6.12
Portfolio turnover rate (%)                                       47              53              56            70            79

NET ASSETS, END OF PERIOD (000'S) ($)                        160,180         163,619         160,389       202,420       118,368

(a) Net investment income per share before reimbursement of certain expenses by the sub-administrator for the years ended March 31, 2002, 2001, 2000, 1999 and 1998 was $0.51, $0.61, $0.61, $0.61 and $0.63, respectively.
(b) Total return at net asset value assuming all dividends reinvested.
(c) The Fund adopted the provisions of the AICPA Audit Guide for Investment Companies effective April 1, 2001. The effect of the changes for the year ended March 31, 2002 on the net investment income per share, net realized and unrealized gain (loss) per share and the ratio of net investment income to average net assets is $(0.07), $0.07, and (0.63)%, respectively.
(d) Had the advisor not waived a portion of the expenses, total returns would have been lower.

-------------------------------------------------------------------------------
NOTES
-------------------------------------------------------------------------------


------------------------------------------------------------------------------

------------------------------------------------------------------------------

------------------------------------------------------------------------------

------------------------------------------------------------------------------

------------------------------------------------------------------------------

------------------------------------------------------------------------------

------------------------------------------------------------------------------

------------------------------------------------------------------------------

------------------------------------------------------------------------------

------------------------------------------------------------------------------

------------------------------------------------------------------------------

------------------------------------------------------------------------------

------------------------------------------------------------------------------

------------------------------------------------------------------------------

------------------------------------------------------------------------------

------------------------------------------------------------------------------

------------------------------------------------------------------------------

------------------------------------------------------------------------------

------------------------------------------------------------------------------

------------------------------------------------------------------------------

------------------------------------------------------------------------------

------------------------------------------------------------------------------

------------------------------------------------------------------------------

------------------------------------------------------------------------------

------------------------------------------------------------------------------

------------------------------------------------------------------------------

------------------------------------------------------------------------------

------------------------------------------------------------------------------

------------------------------------------------------------------------------

------------------------------------------------------------------------------

------------------------------------------------------------------------------

-------------------------------------------------------------------------------

-------------------------------------------------------------------------------

------------------------------------------------------------------------------

------------------------------------------------------------------------------

------------------------------------------------------------------------------

------------------------------------------------------------------------------

------------------------------------------------------------------------------

------------------------------------------------------------------------------

------------------------------------------------------------------------------

------------------------------------------------------------------------------

------------------------------------------------------------------------------

------------------------------------------------------------------------------

------------------------------------------------------------------------------

------------------------------------------------------------------------------

------------------------------------------------------------------------------

------------------------------------------------------------------------------

------------------------------------------------------------------------------

------------------------------------------------------------------------------

------------------------------------------------------------------------------

------------------------------------------------------------------------------

------------------------------------------------------------------------------

------------------------------------------------------------------------------

------------------------------------------------------------------------------

------------------------------------------------------------------------------

------------------------------------------------------------------------------

------------------------------------------------------------------------------

------------------------------------------------------------------------------

------------------------------------------------------------------------------

------------------------------------------------------------------------------

------------------------------------------------------------------------------

------------------------------------------------------------------------------

------------------------------------------------------------------------------

------------------------------------------------------------------------------

-------------------------------------------------------------------------------

-------------------------------------------------------------------------------

------------------------------------------------------------------------------

------------------------------------------------------------------------------

------------------------------------------------------------------------------

------------------------------------------------------------------------------

------------------------------------------------------------------------------

------------------------------------------------------------------------------

------------------------------------------------------------------------------

------------------------------------------------------------------------------

------------------------------------------------------------------------------

------------------------------------------------------------------------------

------------------------------------------------------------------------------

------------------------------------------------------------------------------

------------------------------------------------------------------------------

------------------------------------------------------------------------------

------------------------------------------------------------------------------

------------------------------------------------------------------------------

------------------------------------------------------------------------------

------------------------------------------------------------------------------

------------------------------------------------------------------------------

------------------------------------------------------------------------------

------------------------------------------------------------------------------

------------------------------------------------------------------------------

------------------------------------------------------------------------------

------------------------------------------------------------------------------

------------------------------------------------------------------------------

------------------------------------------------------------------------------

------------------------------------------------------------------------------

------------------------------------------------------------------------------

------------------------------------------------------------------------------

------------------------------------------------------------------------------

------------------------------------------------------------------------------

FOR MORE INFORMATION
-------------------------------------------------------------------------------
Additional information about a Fund's investments will be published in the Fund's semi-annual and annual reports to shareholders. The annual report will contain a discussion of the market conditions and investment strategies that significantly affected a Fund's performance over its last fiscal year.

You may wish to read the Statement of Additional Information for more information on the Fund and the securities in which it invests. The Statement of Additional Information is incorporated into this prospectus by reference, which means that it is considered to be part of this prospectus.

You can get free copies of reports and the Statement of Additional Information, request other information and discuss your questions about a Fund by writing or calling the Funds' distributor at:

Liberty Funds Distributor, Inc.
One Financial Center
Boston, MA 02111-2621
1-800-426-3750
www.libertyfunds.com

Text-only versions of all Fund documents can be viewed online or downloaded from the EDGAR database on the Securities and Exchange Commission internet site at www.sec.gov.

You can review and copy information about a Fund by visiting the following location, and you can obtain copies, upon payment of a duplicating fee by electronic request at the E-mail address publicinfo@sec.gov or by writing the:

Public Reference Room
Securities and Exchange Commission
Washington, DC 20549-0102

Information on the operation of the Public Reference Room may be obtained by calling 1-202-942-8090.

INVESTMENT COMPANY ACT FILE NUMBER:

Liberty Funds Trust V: 811-5030

- Liberty Large Company Index Fund (formerly named Galaxy II Large Company Index Fund)

- Liberty Small Company Index Fund (formerly named Galaxy II Small Company Index Fund)

- Liberty U.S. Treasury Index Fund (formerly named Galaxy II U.S. Treasury Index Fund)

------------------------------------------------------------------------------

[LOGO] LIBERTYFUNDS

       A MEMBER OF COLUMBIA MANAGEMENT GROUP

       (C)2002 Liberty Funds Distributor, Inc.
       A Member of Columbia Management Group
       One Financial Center, Boston, MA 02111-2621
       800.426.3750 www.libertyfunds.com


                                                              126-01/916L-1102

--------------------------------------------------------------------------------
LIBERTY INDEX FUNDS PROSPECTUS, NOVEMBER 25, 2002
--------------------------------------------------------------------------------

LIBERTY LARGE COMPANY INDEX FUND*
LIBERTY SMALL COMPANY INDEX FUND
LIBERTY U.S. TREASURY INDEX FUND


CLASS Z SHARES

Advised by Fleet Investment Advisors Inc.

------------------------------------------------------------------------------
TABLE OF CONTENTS


THE FUNDS                                                                    2
------------------------------------------------------------------------------
Investment Goal ..........................................................   2
Principal Investment Strategies ..........................................   2
Principal Investment Risks ...............................................   3

Each of the following sections discusses
Performance History and Your Expenses for that Fund
Liberty Large Company Index Fund .........................................   5
Liberty Small Company Index Fund .........................................   8
Liberty U.S. Treasury Index Fund .........................................  11

YOUR ACCOUNT                                                                14
------------------------------------------------------------------------------
How to Buy Shares ........................................................  14
Eligible Investors .......................................................  14
Sales Charges ............................................................  15
How to Exchange Shares ...................................................  16
How to Sell Shares .......................................................  16
Fund Policy on Trading of Fund Shares ....................................  17
Other Information About Your Account .....................................  17

MANAGING THE FUNDS                                                          20
------------------------------------------------------------------------------
Investment Advisor .......................................................  20

FINANCIAL HIGHLIGHTS                                                        21
------------------------------------------------------------------------------
Liberty Large Company Index Fund .........................................  21
Liberty Small Company Index Fund .........................................  22
Liberty U.S. Treasury Index Fund .........................................  23

Only eligible investors may purchase Class Z shares. See "Your Account -- Eligible Investors" for more information.

Although these securities have been registered with the Securities and Exchange Commission, the Commission has not approved or disapproved any shares offered in this prospectus or determined whether this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

* Shares of Liberty Large Company Index Fund will not be available for purchase until December 9, 2002.

                                                    ---------------------------
                                                    Not FDIC   May Lose Value
                                                    Insured   -----------------
                                                              No Bank Guarantee
                                                    ---------------------------

--------------------------------------------------------------------------------
THE FUNDS
--------------------------------------------------------------------------------

INVESTMENT GOAL
--------------------------------------------------------------------------------
Each Fund seeks to provide investment results that, before deduction of operating expenses, match the price and yield performance of its index.

PRINCIPAL INVESTMENT STRATEGIES
--------------------------------------------------------------------------------
Each Fund pursues an indexing strategy through the use of sophisticated computer models to approximate the investment performance of its index. Each Fund invests substantially all of its assets (under normal circumstances, at least 80% of net assets plus any borrowings for investment purposes) in the securities included in its index.

--------------------------------------------------------------------------------
  The Funds follow INDEXING STRATEGIES and are not actively managed. This means that the advisor does not use economic, financial and market analysis in selecting securities for a Fund. Instead, the advisor attempts to approximate the performance of the Fund's target index by investing the Fund's assets in securities included in that index. The advisor relies on sophisticated computer models in managing the Fund's investments.

  The STANDARD & POOR'S 500 INDEX (S&P 500) is an unmanaged index that tracks the performance of 500 widely held common stocks listed on the New York Stock Exchange, the American Stock Exchange and NASDAQ. The S&P 500 is heavily weighted with the stocks of large companies.

  The STANDARD & POOR'S SMALLCAP 600 INDEX (S&P SMALLCAP 600) is an unmanaged index that tracks the performance of 600 domestic companies traded on the New York Stock Exchange, the American Stock Exchange and NASDAQ. The S&P SmallCap 600 is heavily weighted with the stocks of small companies.

  The U.S. TREASURY INDEX is an unmanaged index composed of all U.S. Treasury notes and bonds with remaining maturities of at least one year and outstanding principal of at least $25 million that are included in the Salomon Smith Barney Broad Investment-Grade Bond Index. Securities in the U.S. Treasury Index are weighted by market value, that is, the price per bond or note multiplied by the number of bonds or notes outstanding.
-------------------------------------------------------------------------------


The Liberty Large Company Index Fund normally holds all 500 stocks in the S&P 500, in approximately the same percentage as each stock is represented in the S&P 500.

The Liberty Small Company Index Fund normally holds all 600 stocks in the S&P SmallCap 600, in approximately the same percentage as each stock is represented in the S&P SmallCap 600. From time to time, however, when deemed advisable by the Fund's investment advisor, the Fund will not hold all of the stocks in the S&P SmallCap 600 but instead will use a statistical technique known as "portfolio optimization." When using portfolio optimization, the advisor will consider whether or not to include each stock in the Fund based on that stock's contribution to the Fund's market capitalization, industry representation and exposure to certain fundamentals (such as dividend yield, price-earnings multiple and average growth rates) as compared to the S&P SmallCap 600. When utilized, portfolio optimization is expected to provide an effective method of substantially duplicating the dividend income and capital gains of the S&P SmallCap 600.

To the extent that, from time to time, the stocks in a particular market sector, such as technology, comprise a significant proportion of the S&P 500 or the S&P SmallCap 600, those stocks will be represented in substantially the same proportion in their corresponding funds.

The Liberty Large Company Index Fund and the Liberty Small Company Index Fund also invest in stock index futures contracts in order to track the S&P 500 and the S&P SmallCap 600, respectively, when the purchase of individual securities may be less efficient.

The Liberty U.S. Treasury Index Fund will not hold all of the issues in the U.S. Treasury Index because of the costs involved. Instead, the Fund's investment advisor will consider whether or not to include each security in the Fund based on that security's contribution to the Fund's total market value, average coupon rate and average weighted maturity of the Fund as compared to the U.S. Treasury Index.

A Fund will only purchase a portfolio security that is included in its index at the time of purchase. A Fund will normally only buy or sell portfolio securities to adjust to changes in the composition of its index or to accommodate cash flows into and out of the Fund.

Under normal market conditions, it is expected that the quarterly performance of a Fund, before expenses, will track the performance of its index within a ..95 correlation coefficient.

At times, a Fund's advisor may determine that adverse market conditions make it desirable to suspend temporarily the Fund's normal investment activities. During such times, a Fund may, but is not required to, invest in cash or high-quality, short-term debt securities, without limit. Taking a temporary defensive position may prevent a Fund from achieving its investment goal.

In seeking to achieve its investment goal, a Fund may invest in various types of securities and engage in various investment techniques which are not the principal focus of the Fund and, therefore, are not described in this prospectus. These types of securities and investment practices are identified and discussed in each Fund's Statement of Additional Information, which you may obtain free of charge (see back cover). Approval by a Fund's shareholders is not required to modify or change a Fund's investment goal or investment strategies.

PRINCIPAL INVESTMENT RISKS
-------------------------------------------------------------------------------
The principal risks of investing in the Funds are described below. There are many circumstances (including additional risks that are not described here) which could prevent a Fund from achieving its investment goal. You may lose money by investing in a Fund.

Market risk means that security prices in a market, sector or industry may fall, reducing the value of your investment. Because of management and market risk, there is no guarantee that a Fund will achieve its investment goal or perform favorably compared with comparable funds.

Index funds are subject to indexing risk. Your investment in a Fund will typically decline in value when its index declines. Since the Fund is designed to track its index, the Fund cannot purchase other securities that may help offset declines in its index. In addition, because a Fund will not hold all issues included in its index, may not always be fully invested, and bears transactions costs and expenses, a Fund's performance may fail to match the performance of its index, after taking expenses into account.

A Fund may not always be able to track the performance of its index by entering into stock index futures contracts because the prices of stock index futures contracts may not always match the movement of the index to which they relate. Also, a liquid secondary market may not be available, which might prevent the advisor from closing out a futures contract when desired.

Interest rate risk is the risk of a change in the price of a bond when prevailing interest rates increase or decline. In general, if interest rates rise, bond prices fall, and if interest rates fall, bond prices rise. Changes in the values of bonds usually will not affect the amount of income the Fund receives from them but will affect the value of the Fund's shares. Interest rate risk is generally greater for bonds with longer maturities.

Although U.S. Government securities, particularly U.S. Treasury securities, have historically involved little credit risk, if an issuer fails to pay interest or repay principal, the value of your investment could decline.

Since the Large Company Index Fund and the Small Company Index Fund purchase equity securities, they are subject to equity risk. This is the risk that stock prices will fall over short or extended periods of time. Although the stock market has historically outperformed other asset classes over the long term, the equity market tends to move in cycles. Individual stock prices may fluctuate drastically from day to day and may underperform other asset classes over an extended period of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These price movements may result from factors affecting individual companies, industries or the securities market as a whole.

Sector risk is inherent in the Funds' investment strategy. Companies that are in different but closely related industries are sometimes described as being in the same broad economic sector. The values of stocks of different companies in a market sector may be similarly affected by particular economic or market events. Although the Fund does not intend to focus on any particular sector, to the extent that the stocks in a particular market sector comprise a significant portion of one of the Fund's indexes and, correspondingly, of a Fund's holdings, the Fund will be especially susceptible to the risks associated with investments in those market sectors. An example of a sector in which a Fund may sometimes have a large portion of its assets invested is technology. Technology companies may be significantly affected by falling prices and profits, and intense competition. In addition, the rate of technological change for technology companies is generally higher than for other companies, often requiring extensive and sustained investment in research and development, and exposing such companies to the risk of rapid product obsolescence. If a company does not perform as expected, the price of the stock could decline significantly. Many technology companies are currently operating at a loss and may never be profitable.

An investment in a Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

PERFORMANCE HISTORY (LARGE COMPANY)
-------------------------------------------------------------------------------
The bar chart below shows changes in the Fund's calendar year total returns for its Class Z shares.(1) The performance table following the bar chart shows how the Fund's average annual returns for Class Z shares compare with those of a broad measure of market performance for 1 year, 5 years and 10 years.(2) The chart and table are intended to illustrate some of the risks of investing in the Fund by showing the changes in the Fund's performance. All returns include the reinvestment of dividends and distributions. Performance results include the effect of expense reduction arrangements, if any. If these arrangements had not been in place, the performance results would have been lower. As with all mutual funds, past performance (before and after taxes) does not predict the Fund's future performance. Returns and value of an investment will vary, resulting in a gain or a loss on sale.

-------------------------------------------------------------------------------
  UNDERSTANDING PERFORMANCE

  CALENDAR YEAR TOTAL RETURNS show the Fund's Class Z share performance for each of the last ten complete calendar years.(1)

  AVERAGE ANNUAL TOTAL RETURNS are a measure of the Fund's average performance over the past one-year, five-year and ten-year periods.(2)
-------------------------------------------------------------------------------


-------------------------------------------------------------------------------
CALENDAR YEAR TOTAL RETURNS (CLASS Z)(1)
-------------------------------------------------------------------------------

                1992                           7.09%
                1993                           9.61%
                1994                           0.96%
                1995                          37.10%
                1996                          22.54%
                1997                          32.81%
                1998                          28.06%
                1999                          20.49%
                2000                          -9.08%
                2001                         -12.22%



The Fund's year-to-date total return    For period shown in bar chart:
through September 30, 2002 was          Best quarter: 4th quarter 1998, +21.24%
-28.02%.                                Worst quarter: 3rd quarter 2001, -14.71%

(1) The calendar year total returns shown for Class Z shares include the returns of Trust Shares of the Galaxy II Large Company Index Fund (the Galaxy Large Company Fund), the predecessor to the Fund, for periods prior to the date of this prospectus.

After-tax returns are calculated using the historical highest individual federal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and may not be relevant to investors who hold Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

--------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS -- FOR PERIODS ENDED DECEMBER 31, 2001(2)
--------------------------------------------------------------------------------

                                                                    INCEPTION
                                                                      DATE            1 YEAR           5 YEARS         10 YEARS
Class Z (%)                                                          10/1/90
  Return Before Taxes                                                                 -12.22            10.34            12.53
  Return After Taxes on Distributions                                                 -13.42             8.82            11.09
  Return After Taxes on Distributions and Sale of Fund Shares                         - 6.63             8.30            10.23
-----------------------------------------------------------------------------------------------------------------------------------
S&P 500 (%)                                                                           -11.88            10.70            12.93
-----------------------------------------------------------------------------------------------------------------------------------

(2) The average annual total returns shown include returns of Trust Shares of the Galaxy Large Company Fund for periods prior to the date of this prospectus.

YOUR EXPENSES
--------------------------------------------------------------------------------
Expenses are one of several factors to consider before you invest in a mutual fund. The tables below describe the fees and expenses you may pay when you buy, hold and sell shares of the Fund.

--------------------------------------------------------------------------------
  UNDERSTANDING EXPENSES

  ANNUAL FUND OPERATING EXPENSES are paid by the Fund. They include management and administration fees and other administrative costs including pricing and custody services.

  EXAMPLE EXPENSES help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. It uses the following hypothetical conditions:

  - $10,000 initial investment
  - 5% total return for each year
  - Fund operating expenses remain the same
  - Assumes reinvestment of all dividends and distributions
--------------------------------------------------------------------------------

------------------------------------------------------------------------------
SHAREHOLDER FEES(3) (PAID DIRECTLY FROM YOUR INVESTMENT)
------------------------------------------------------------------------------


Maximum sales charge (load) on purchases (%)
(as a percentage of the offering price)                                  0.00
-------------------------------------------------------------------------------
Maximum deferred sales charge (load) on redemptions (%)
(as a percentage of the lesser of purchase price or redemption price)    0.00
-------------------------------------------------------------------------------
Redemption fee (%)
(as a percentage of amount redeemed, if applicable)                          (4)

-------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (DEDUCTED DIRECTLY FROM FUND ASSETS)
-------------------------------------------------------------------------------

Management fee (%)                                                       0.10
-------------------------------------------------------------------------------
Distribution and service (12b-1) fees (%)                                0.00
-------------------------------------------------------------------------------
Other expenses(5) (%)                                                    0.40
-------------------------------------------------------------------------------
Total annual fund operating expenses(5) (%)                              0.50
-------------------------------------------------------------------------------

--------------------------------------------------------------------------------
EXAMPLE EXPENSES (YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER)
--------------------------------------------------------------------------------

       1 YEAR              3 YEARS             5 YEARS           10 YEARS
        $51                  $160               $280               $628

(3) A $10 annual fee is deducted from accounts of less than $1,000 and paid to the transfer agent.

(4) There is a $7.50 charge for wiring sale proceeds to your bank.

(5) The advisor and/or its affiliates have agreed to reimburse 0.01% of other expenses. As a result, other expenses would be 0.39% and total annual fund operating expenses would be 0.49%. The advisor has agreed to maintain this waiver for one year from the date of the acquisition of the Galaxy Large Company Fund by the Fund, after which the arrangement may be modified or terminated by the advisor at any time.

PERFORMANCE HISTORY (SMALL COMPANY)
--------------------------------------------------------------------------------
The bar chart below shows changes in the Fund's calendar year total returns for its Class Z shares.(6) The performance table following the bar chart shows how the Fund's average annual returns for Class Z shares compare with those of a broad measure of market performance for 1 year, 5 years and 10 years.(7) The chart and table are intended to illustrate some of the risks of investing in the Fund by showing the changes in the Fund's performance. All returns include the reinvestment of dividends and distributions. Performance results include the effect of expense reduction arrangements, if any. If these arrangements had not been in place, the performance results would have been lower. As with all mutual funds, past performance (before and after taxes) does not predict the Fund's future performance. Returns and value of an investment will vary, resulting in a gain or a loss on sale.

-------------------------------------------------------------------------------
  UNDERSTANDING PERFORMANCE

  CALENDAR YEAR TOTAL RETURNS show the Fund's Class Z share performance for each of the last ten complete calendar years.(6)

  AVERAGE ANNUAL TOTAL RETURNS are a measure of the Fund's average performance over the past one-year, five-year and ten-year periods.(7)
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
CALENDAR YEAR TOTAL RETURNS (CLASS Z)(6)
--------------------------------------------------------------------------------

                1992                          12.27%
                1993                          11.35%
                1994                          -3.66%
                1995                          33.11%
                1996                          19.68%
                1997                          23.56%
                1998                          -1.75%
                1999                          11.66%
                2000                          11.00%
                2001                           6.21%


The Fund's year-to-date total return    For period shown in bar chart:
through September 30, 2002 was          Best quarter: 4th quarter 2001, +20.50%
-19.04%.                                Worst quarter: 3rd quarter 1998, -20.89%

(6) The calendar year total returns shown for Class Z shares include the returns of Trust Shares of the Galaxy II Small Company Index Fund (the Galaxy Small Company Fund), the predecessor to the Fund, for periods prior to the date of this prospectus.

After-tax returns are calculated using the historical highest individual federal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and may not be relevant to investors who hold Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

-----------------------------------------------------------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS -- FOR PERIODS ENDED DECEMBER 31, 2001(7)
-----------------------------------------------------------------------------------------------------------------------------------
                                                                    INCEPTION
                                                                      DATE            1 YEAR           5 YEARS         10 YEARS
Class Z (%)                                                          10/1/90
  Return Before Taxes                                                                  6.21              9.83            11.86
  Return After Taxes on Distributions                                                  4.85              5.97             9.09
  Return After Taxes on Distributions and Sale of Fund Shares                          4.65              6.98             9.09
-----------------------------------------------------------------------------------------------------------------------------------
S&P SmallCap 600 (%)                                                                   6.51             10.65            13.61
-----------------------------------------------------------------------------------------------------------------------------------

(7) The average annual total returns shown include returns of Trust Shares of the Galaxy Small Company Fund for periods prior to the date of this prospectus.

YOUR EXPENSES
--------------------------------------------------------------------------------

Expenses are one of several factors to consider before you invest in a mutual fund. The tables below describe the fees and expenses you may pay when you buy, hold and sell shares of the Fund.

--------------------------------------------------------------------------------

  UNDERSTANDING EXPENSES

  ANNUAL FUND OPERATING EXPENSES are paid by the Fund. They include management and administration fees and other administrative costs including pricing and custody services.

  EXAMPLE EXPENSES help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. It uses the following hypothetical conditions:

  - $10,000 initial investment
  - 5% total return for each year
  - Fund operating expenses remain the same
  - Assumes reinvestment of all dividends and distributions

--------------------------------------------------------------------------------


-------------------------------------------------------------------------------
SHAREHOLDER FEES(8) (PAID DIRECTLY FROM YOUR INVESTMENT)
-------------------------------------------------------------------------------

Maximum sales charge (load) on purchases (%)
(as a percentage of the offering price)                                  0.00
-------------------------------------------------------------------------------
Maximum deferred sales charge (load) on redemptions (%)
(as a percentage of the lesser of purchase price or redemption price)    0.00
-------------------------------------------------------------------------------
Redemption fee (%)
(as a percentage of amount redeemed, if applicable)                          (9)


-------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (DEDUCTED DIRECTLY FROM FUND ASSETS)
-------------------------------------------------------------------------------

Management fee (%)                                                       0.10
-------------------------------------------------------------------------------
Distribution and service (12b-1) fees (%)                                0.00
-------------------------------------------------------------------------------
Other expenses (%)                                                       0.31
-------------------------------------------------------------------------------
Total annual fund operating expenses (%)                                 0.41
-------------------------------------------------------------------------------


-------------------------------------------------------------------------------
EXAMPLE EXPENSES (YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER)
-------------------------------------------------------------------------------


       1 YEAR              3 YEARS             5 YEARS           10 YEARS

        $42                  $132               $230               $518


(8) A $10 annual fee is deducted from accounts of less than $1,000 and paid to the transfer agent.

(9) There is a $7.50 charge for wiring sale proceeds to your bank.

PERFORMANCE HISTORY (TREASURY)
--------------------------------------------------------------------------------
The bar chart below shows changes in the Fund's calendar year total returns for its Class Z shares.(10) The performance table following the bar chart shows how the Fund's average annual returns for Class Z shares compare with those of a broad measure of market performance for 1 year, 5 years and 10 years.(11) The chart and table are intended to illustrate some of the risks of investing in the Fund by showing the changes in the Fund's performance. All returns include the reinvestment of dividends and distributions. Performance results include the effect of expense reduction arrangements, if any. If these arrangements had not been in place, the performance results would have been lower. As with all mutual funds, past performance (before and after taxes) does not predict the Fund's future performance. Returns and value of an investment will vary, resulting in a gain or a loss on sale.

--------------------------------------------------------------------------------
  UNDERSTANDING PERFORMANCE

  CALENDAR YEAR TOTAL RETURNS show the Fund's Class Z share performance for each of the last ten complete calendar years.(10)

  AVERAGE ANNUAL TOTAL RETURNS are a measure of the Fund's average performance over the past one-year, five-year and ten-year periods.(11)
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
CALENDAR YEAR TOTAL RETURNS (CLASS Z)(10)
--------------------------------------------------------------------------------

                1992                           6.77%
                1993                          10.21%
                1994                          -3.73%
                1995                          18.06%
                1996                           2.21%
                1997                           9.27%
                1998                           9.76%
                1999                          -2.85%
                2000                          13.13%
                2001                           6.28%


The Fund's year-to-date total return    For period shown in bar chart:
through September 30, 2002 was          Best quarter: 2nd quarter 1995, +6.15%
+10.80%.                                Worst quarter: 1st quarter 1994, -2.93%

(10) The calendar year total returns shown for Class Z shares include the returns of Trust Shares of the Galaxy II U.S. Treasury Index Fund (the Galaxy U.S. Treasury Fund), the predecessor to the Fund, for periods prior to the date of this prospectus.

After-tax returns are calculated using the historical highest individual federal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and may not be relevant to investors who hold Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

--------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS -- FOR PERIODS ENDED DECEMBER 31, 2001(11)
--------------------------------------------------------------------------------

                                                                    INCEPTION
                                                                      DATE            1 YEAR           5 YEARS         10 YEARS
Class Z (%)                                                          6/4/91
  Return Before Taxes                                                                  6.28             6.98             6.72
  Return After Taxes on Distributions                                                  4.01             4.49             4.09
  Return After Taxes on Distributions and Sale of Fund Shares                          3.80             4.34             4.09
-----------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Index (%)                                                                6.73             7.34             7.09
-----------------------------------------------------------------------------------------------------------------------------------

(11) The average annual total returns shown include returns of Trust Shares of the Galaxy U.S. Treasury Fund for periods prior to the date of this prospectus.

YOUR EXPENSES
--------------------------------------------------------------------------------

Expenses are one of several factors to consider before you invest in a mutual fund. The tables below describe the fees and expenses you may pay when you buy, hold and sell shares of the Fund.

--------------------------------------------------------------------------------

  UNDERSTANDING EXPENSES

  ANNUAL FUND OPERATING EXPENSES are paid by the Fund. They include management and administration fees and other administrative costs including pricing and custody services.

  EXAMPLE EXPENSES help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. It uses the following hypothetical conditions:

  - $10,000 initial investment
  - 5% total return for each year
  - Fund operating expenses remain the same
  - Assumes reinvestment of all dividends and distributions

--------------------------------------------------------------------------------


-------------------------------------------------------------------------------
SHAREHOLDER FEES(12) (PAID DIRECTLY FROM YOUR INVESTMENT)
-------------------------------------------------------------------------------
Maximum sales charge (load) on purchases (%)
(as a percentage of the offering price)                                 0.00
-------------------------------------------------------------------------------
Maximum deferred sales charge (load) on redemptions (%)
(as a percentage of the lesser of purchase price or redemption price)   0.00
-------------------------------------------------------------------------------
Redemption fee (%)
(as a percentage of amount redeemed, if applicable)                         (13)

-------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (DEDUCTED DIRECTLY FROM FUND ASSETS)
-------------------------------------------------------------------------------

Management fee (%)                                                      0.10
-------------------------------------------------------------------------------
Distribution and service (12b-1) fees (%)                               0.00
-------------------------------------------------------------------------------
Other expenses(14) (%)                                                  0.33
-------------------------------------------------------------------------------
Total annual fund operating expenses(14) (%)                            0.43
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
EXAMPLE EXPENSES (YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER)
-------------------------------------------------------------------------------

       1 YEAR              3 YEARS             5 YEARS           10 YEARS

        $44                  $138                $241              $542

(12) A $10 annual fee is deducted from accounts of less than $1,000 and paid to the transfer agent.

(13) There is a $7.50 charge for wiring sale proceeds to your bank.

(14) The advisor and/or its affiliates have agreed to reimburse 0.01% of other expenses. As a result, other expenses would be 0.32% and total annual fund operating expenses would be 0.42%. The advisor has agreed to maintain this waiver for one year from the date of the acquisition of the Galaxy U.S. Treasury Fund by the Fund, after which the arrangement may be modified or terminated by the advisor at any time.

--------------------------------------------------------------------------------
YOUR ACCOUNT
--------------------------------------------------------------------------------


HOW TO BUY SHARES
--------------------------------------------------------------------------------
Your financial advisor can help you establish an appropriate investment portfolio, buy shares and monitor your investments. When a Fund receives your purchase request in "good form," your shares will be bought at the next calculated price. "Good form" means that you placed your order with your financial advisor firm or your payment has been received and your application is complete, including all necessary signatures.


-----------------------------------------------------------------------------------------------------------------------------------
OUTLINED BELOW ARE THE VARIOUS OPTIONS FOR BUYING SHARES:
-----------------------------------------------------------------------------------------------------------------------------------
METHOD                       INSTRUCTIONS

Through your                 Your financial advisor can help you establish your account and buy Fund shares on your behalf. To
financial advisor            receive the current trading day's price, your financial advisor firm must receive your request prior to the close of the New York Stock Exchange (NYSE), usually 4:00 p.m. Eastern time. Your financial advisor may charge you fees for executing the purchase for you.
-----------------------------------------------------------------------------------------------------------------------------------
By check                     For new accounts send a completed application and check made payable to the Fund to the transfer
(new account)                agent, Liberty Funds Services, Inc., P.O. Box 8081, Boston, MA 02266-8081.
-----------------------------------------------------------------------------------------------------------------------------------
By check                     For existing accounts fill out and return the additional investment stub included in your quarterly
(existing account)           statement, or send a letter of instruction including your Fund name and account number with a check made payable to the Fund to Liberty Funds Services, Inc., P.O. Box 8081, Boston, MA 02266-8081.
-----------------------------------------------------------------------------------------------------------------------------------
By exchange                  You or your financial advisor may acquire shares for your account by exchanging shares you own in one fund for shares of the same class or Class A of the Fund at no additional cost. There may be an additional charge if exchanging from a money market fund. To exchange by telephone, call
                             1-800-422-3737.
-----------------------------------------------------------------------------------------------------------------------------------
By wire                      You may purchase shares by wiring money from your bank account to your Fund account. To wire funds to your Fund account, call 1-800-422-3737 to obtain a control number and the wiring instructions.
-----------------------------------------------------------------------------------------------------------------------------------
By electronic funds          You may purchase shares by electronically transferring money from your bank account to your Fund
transfer                     account by calling 1-800-422-3737. An electronic funds transfer may take up to two business days to settle and be considered in "good form." You must set up this feature prior to your telephone request.
                             Be sure to complete the appropriate section of the application.
-----------------------------------------------------------------------------------------------------------------------------------
Automatic                    You can make monthly or quarterly investments automatically from your bank account to your Fund
investment plan              account. You can select a pre-authorized amount to be sent via electronic funds transfer. Be sure to complete the appropriate section of the application for this feature.
-----------------------------------------------------------------------------------------------------------------------------------
Automated dollar             You can purchase shares for your account by exchanging $100 or more each month from another fund for
cost averaging               shares of the same class of the Fund at no additional cost. You must have a current balance of at least $5,000 in the fund the money is coming from. The designated amount will be exchanged on the third Tuesday of each month. Exchanges will continue so long as your fund balance is sufficient to complete the transfers. You may terminate your program or change the amount of the exchange (subject to the $100 minimum) by calling 1-800-422-3737. Be sure to complete the appropriate section of the account application for this feature.
-----------------------------------------------------------------------------------------------------------------------------------
By dividend                  You may automatically invest dividends distributed by another fund into the same class of shares of
diversification              the Fund at no additional sales charge. To invest your dividends in the Fund, call 1-800-345-6611.


ELIGIBLE INVESTORS
-------------------------------------------------------------------------------
Only Eligible Investors may purchase Class Z shares, directly or by exchange. The Eligible Investors described below are subject to different minimum initial investment requirements. Eligible Investors and their applicable investment minimums are as follows:

$1,000 minimum initial investment

- Any shareholder (as well as any family member or person listed on an account registration for any account of the shareholder) of a fund distributed by Liberty Funds Distributor, Inc. (LFD) (i) who holds Class Z shares; (ii) who holds Class A shares that were obtained by exchanging Class Z shares; or
   (iii) who purchased certain no-load shares of funds merged with funds distributed by LFD;

-  Any trustee or director (or family member) of any fund distributed by LFD;
   and

- Any employee (or family member) of FleetBoston Financial Corporation or its subsidiaries.

$100,000 minimum initial investment

- Clients of broker-dealers or registered investment advisors that both recommend the purchase of a fund's shares and charge clients an asset-based fee; and

- Any insurance company, trust company, bank, endowment, investment company or foundation purchasing shares for its own account.

No minimum initial investment

- Any client of Fleet National Bank (Fleet) or a subsidiary (for shares purchased through an asset management, trust, retirement plan administration or similar arrangement with Fleet or the subsidiary);

- A retirement plan (or the custodian for such plan) with aggregate plan assets of at least $5 million at the time of purchase and which purchases shares directly from LFD or through a third-party broker-dealer;

- Investors purchasing through Columbia Management Group state tuition plans organized under Section 529 of the Internal Revenue Code; and

- Any person investing all or part of the proceeds of a distribution, rollover or transfer of assets into a Liberty Individual Retirement Account, from any deferred compensation plan which was a shareholder of any of the funds of Liberty Acorn Trust on September 29, 2000, in which the investor was a participant and through which the investor invested in one or more of the funds of Liberty Acorn Trust immediately prior to the distribution, transfer or rollover.

Each Fund reserves the right to change the criteria for eligible investors and these investment minimums. No minimum investment applies to accounts participating in the automatic investment plan. Each Fund also reserves the right to refuse a purchase order for any reason, including if it believes that doing so would be in the best interest of the Fund and its shareholders.


SALES CHARGES
--------------------------------------------------------------------------------
Your purchases of Class Z shares are at net asset value, which is the value of a Class Z share excluding any sales charge. Class Z shares are not subject to an initial sales charge when purchased or a contingent deferred sales charge when sold.


--------------------------------------------------------------------------------

  CHOOSING A SHARE CLASS

  The Fund offers one class of shares in this prospectus -- CLASS Z.

  The Fund also offers three additional classes of shares -- Class A, B and C shares are available through a separate prospectus. Each share class has its own sales charge and expense structure. Determining which share class is best for you depends on the dollar amount you are investing and the number of years for which you are willing to invest. Based on your personal situation, your investment advisor can help you decide which class of shares makes the most sense for you. In general, anyone who is eligible to purchase Class Z shares, which do not incur Rule 12b-1 fees or sales charges, should do so in preference over other classes.

--------------------------------------------------------------------------------

HOW TO EXCHANGE SHARES
--------------------------------------------------------------------------------
You may exchange your shares for Class Z or Class A shares of another fund distributed by Liberty Funds Distributor, Inc. at net asset value. Unless your account is part of a tax-deferred retirement plan, an exchange is a taxable event, and you may realize a gain or a loss for tax purposes. A Fund may terminate your exchange privilege if its advisor determines that your exchange activity is likely to adversely impact its ability to manage the Fund. To exchange by telephone, call 1-800-422-3737.

HOW TO SELL SHARES
--------------------------------------------------------------------------------
Your financial advisor can help you determine if and when you should sell your shares. You may sell shares of a Fund on any regular business day that the NYSE is open.

When a Fund receives your sales request in "good form," shares will be sold at the next calculated price. "Good form" means that money used to purchase your shares is fully collected. When selling shares by letter of instruction, "good form" also means (i) your letter has complete instructions, the proper signatures and signature guarantees, and (ii) any other required documents are attached. For additional documents required for sales by corporations, agents, fiduciaries and surviving joint owners, please call 1-800-345-6611. Retirement plan accounts have special requirements; please call 1-800-799-7526 for more information.

Each Fund will generally send proceeds from the sale to you within seven days (usually on the next business day after your request is received in "good form"). However, if you purchased your shares by check, a Fund may delay sending the proceeds from the sale of your shares for up to 15 days after your purchase to protect against checks that are returned. No interest will be paid on uncashed redemption checks. Redemption proceeds may be paid in securities, rather than in cash, under certain circumstances. For more information, see the paragraph "Non Cash Redemptions" under the section "How to Sell Shares" in the Statement of Additional Information.

-----------------------------------------------------------------------------------------------------------------------------------
OUTLINED BELOW ARE THE VARIOUS OPTIONS FOR SELLING SHARES:
-----------------------------------------------------------------------------------------------------------------------------------
METHOD                       INSTRUCTIONS
Through your                 You may call your financial advisor to place your sell order. To receive the current trading day's
financial advisor            price, your financial advisor firm must receive your request prior to the close of regular trading on the NYSE, usually 4:00 p.m. Eastern time. Your financial advisor may charge you fees for executing a redemption for you.
-----------------------------------------------------------------------------------------------------------------------------------
By exchange                  You or your financial advisor may sell shares by exchanging from the Fund into Class Z shares or Class
                             A shares of another fund distributed by Liberty Funds Distributor, Inc. at no additional cost. To exchange by telephone, call 1-800-422-3737.
-----------------------------------------------------------------------------------------------------------------------------------
By telephone                 You or your financial advisor may sell shares by telephone and request that a check be sent to your address of record by calling 1-800-422-3737, unless you have notified the Fund of an address change within the previous 30 days. The dollar limit for telephone sales is $100,000 in a 30-day period. You do not need to set up this feature in advance of your call. Certain restrictions apply to retirement accounts. For details, call 1-800-345-6611.
-----------------------------------------------------------------------------------------------------------------------------------
By mail                      You may send a signed letter of instruction to the address below. In your letter of instruction, note the Fund's name, share class, account number, and the dollar value or number of shares you wish to sell. All account owners must sign the letter, and signatures must be guaranteed by either a bank, a member firm of a national stock exchange or another eligible guarantor institution. Additional documentation is required for sales by corporations, agents, fiduciaries, surviving joint owners and individual retirement account owners. For details, call 1-800-345-6611.

                             Mail your letter of instruction to Liberty Funds Services, Inc., P.O. Box 8081, Boston, MA 02266-8081.
-----------------------------------------------------------------------------------------------------------------------------------
By wire                      You may sell shares and request that the proceeds be wired to your bank. You must set up this feature prior to your telephone request. Be sure to complete the appropriate section of the account application for this feature.
-----------------------------------------------------------------------------------------------------------------------------------
By systematic                You may automatically sell a specified dollar amount or percentage of your account on a monthly,
withdrawal plan              quarterly or semi-annual basis and have the proceeds sent to you if your account balance is at least
                             $5,000. All dividend and capital gains distributions must be reinvested. Be sure to complete the appropriate section of the account application for this feature.
-----------------------------------------------------------------------------------------------------------------------------------
By electronic                You may sell shares and request that the proceeds be electronically transferred to your bank. Proceeds
funds transfer               may take up to two business days to be received by your bank. You must set up this feature prior to your request. Be sure to complete the appropriate section of the account application for this feature.


FUND POLICY ON TRADING OF FUND SHARES
--------------------------------------------------------------------------------
The Funds do not permit short-term or excessive trading in its shares.
Excessive purchases, redemptions or exchanges of a Fund's shares disrupt portfolio management and increase a Fund's expenses. In order to promote the best interests of the Funds, the Funds reserve the right to reject any purchase order or exchange request, particularly from market timers or investors who, in the advisor's opinion, have a pattern of short-term or excessive trading or whose trading has been or may be disruptive to the Fund. The fund into which you would like to exchange also may reject your request.

OTHER INFORMATION ABOUT YOUR ACCOUNT
--------------------------------------------------------------------------------

HOW THE FUND'S SHARE PRICE IS DETERMINED The price of a Fund's Class Z shares is based on its net asset value. The net asset value is determined at the close of regular trading on the NYSE, usually 4:00 p.m. Eastern time, on each business day that the NYSE is open (typically Monday through Friday).

When you request a transaction, it will be processed at the net asset value next determined after your request is received in "good form" by the distributor. In most cases, in order to receive that day's price, the distributor must receive your order before that day's transactions are processed. If you request a transaction through your financial advisor firm, the firm must receive your order by the close of trading on the NYSE to receive that day's price.

Each Fund determines its net asset value for its Class Z shares by dividing total net assets attributable to Class Z shares by the number of outstanding Class Z shares. In determining the net asset value, a Fund must determine the price of each security in its portfolio at the close of each trading day. Securities for which market quotations are available are valued each day at the current market value. However, where market quotations are unavailable, or when the advisor believes that subsequent events have made them unreliable, a Fund may use other data to determine the fair value of the securities.

You can find the daily prices of some share classes for the Fund in most major daily newspapers under the caption "Liberty." You can find daily prices for all share classes by visiting the Funds' web site at www.libertyfunds.com.

ACCOUNT FEES If your account value falls below $1,000 (other than as a result of depreciation in share value) you may be subject to an annual account fee of $10. This fee is deducted from the account in June each year. Approximately 60 days prior to the fee date, the Funds' transfer agent will send you written notification of the upcoming fee. If you add money to your account and bring the value above $1,000 prior to the fee date, the fee will not be deducted.

SHARE CERTIFICATES Share certificates are not available for any class of shares offered by the Fund.

DIVIDENDS, DISTRIBUTIONS AND TAXES Each Fund has the potential to make the following distributions:

-------------------------------------------------------------------------------
TYPES OF DISTRIBUTIONS
-------------------------------------------------------------------------------
Dividends                    Represents interest and dividends earned from
                             securities held by the Fund, net of expenses
                             incurred by the Fund.
-------------------------------------------------------------------------------
Capital gains                Represents net long-term capital gains on sales of
                             securities held for more than 12 months and net short-term capital gains, which are gains on sales of securities held for a 12-month period or less.

DISTRIBUTION OPTIONS Each Fund declares dividends daily and pays them monthly, and declares and pays any capital gains (including short-term capital gains) at least annually. Dividends begin to accrue on the day that a Fund receives payment and stop accruing on the day prior to the shares leaving the account. You can choose one of the options listed in the table below for these distributions when you open your account. To change your distribution option, call 1-800-345-6611.

--------------------------------------------------------------------------------
  UNDERSTANDING FUND DISTRIBUTIONS

  Each Fund earns income from the securities it holds. Each Fund also may realize capital gains or losses on sales of its securities. Each Fund distributes substantially all of its net investment income and capital gains to shareholders. As a shareholder, you are entitled to a portion of a Fund's income and capital gains, generally based on the number of shares you own at the time these distributions are declared.
--------------------------------------------------------------------------------

If you do not indicate on your application or at the time your account is established your preference for handling distributions, the Fund will automatically reinvest all distributions in additional shares of the Fund.

--------------------------------------------------------------------------------
DISTRIBUTION OPTIONS
--------------------------------------------------------------------------------

Reinvest all distributions in additional shares of your current fund
--------------------------------------------------------------------------------
Reinvest all distributions in shares of another fund
--------------------------------------------------------------------------------
Receive dividends in cash (see options below) and reinvest capital gains
--------------------------------------------------------------------------------
Receive all distributions in cash (with one of the following options):

- send the check to your address of record
- send the check to a third party address
- transfer the money to your bank via electronic funds transfer

Distributions of $10 or less will automatically be reinvested in additional Fund shares. If you elect to receive distributions by check and the check is returned as undeliverable, or if you do not cash a distribution check within six months of the check date, the distribution will be reinvested in additional shares of the Fund. All subsequent distributions will be reinvested.

TAX CONSEQUENCES For federal income tax purposes, distributions of investment income by a Fund, whether in cash or additional securities, will ordinarily constitute tax-exempt income. Generally, gains realized by a Fund on the sale or exchange of investments, the income from which is tax-exempt, will be taxable to shareholders. In addition, an investment in a Fund may result in liability for federal alternative minimum tax for both individuals and corporate shareholders. Each Fund intends to distribute federally tax-exempt income. Each Fund may invest a portion of its assets in securities that generate income subject to federal or state income taxes. Income exempt from federal tax may be subject to state and local taxes.

You will be provided with information each year regarding the amount of ordinary income and capital gains distributed to you for the previous year and any portion of your distribution which is exempt from state and local taxes. Your investment in a Fund may have additional personal tax implications. Please consult your tax advisor about federal, state, local or other applicable tax laws.

In addition to the dividends and capital gains distributions made by a Fund, you may realize a capital gain or loss when selling and exchanging shares of a Fund. Such transactions may also be subject to federal, state and local income tax.

--------------------------------------------------------------------------------
MANAGING THE FUNDS
--------------------------------------------------------------------------------


INVESTMENT ADVISOR
--------------------------------------------------------------------------------
Fleet Investment Advisors Inc. (Fleet), located at 100 Federal Street, Boston, Massachusetts 02110, is the Fund's investment advisor. In its duties as investment advisor, Fleet runs each Fund's day-to-day business, including placing all orders for the purchase and sale of each Fund's portfolio securities. Fleet has been an investment advisor since 1984. Fleet also provides investment management and advisory services to individual and institutional clients. As of December 31, 2001, Fleet and its affiliates managed over $166 billion in assets.

For the fiscal year ended March 31, 2002, aggregate advisory fees paid to Fleet by each Fund amounted to 0.10% of that Fund's average daily net assets.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The financial highlights table is intended to help you understand each Fund's financial performance. Information shown includes that of the shares of the Galaxy Large Company Fund, the Galaxy Small Company Fund, and the Galaxy U.S. Treasury Fund for periods prior to the date of this prospectus. Certain information reflects financial results for a single share of a Fund. The total returns in the table represent the rate that you would have earned (or lost) on an investment in a Fund (assuming reinvestment of all dividends and distributions). This information is included in the Funds' financial statements which, for the fiscal years ended on and after March 31, 1999, have been audited by Ernst & Young LLP, independent auditors, whose report, along with the Funds' financial statements, is included in the Funds' annual report. The information for periods ended on or prior to March 31, 1998 has been audited by other independent auditors, whose report expressed an unqualified opinion on those financial statements and highlights. You can request a free annual report by calling 1-800-426-3750.

--------------------------------------------------------------------------------
LIBERTY LARGE COMPANY INDEX FUND
--------------------------------------------------------------------------------

                                                                                    YEAR ENDED MARCH 31,
                                                               2002            2001            2000          1999          1998
                                                              CLASS Z         CLASS Z         CLASS Z       CLASS Z       CLASS Z
NET ASSET VALUE -- BEGINNING OF PERIOD ($)                     29.32           42.14           36.90         31.92         23.09
-----------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS ($):
  Net investment income(a)                                      0.25            0.26            0.32          0.35          0.40
  Net realized and unrealized gain (loss) on investments
  and futures contracts                                        (0.33)          (8.85)           5.93          5.38         10.23
-----------------------------------------------------------------------------------------------------------------------------------
  Total from Investment Operations                             (0.08)          (8.59)           6.25          5.73         10.63
-----------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS ($):
  From net investment income                                   (0.25)          (0.26)          (0.33)        (0.36)        (0.44)
  From net realized capital gains                              (1.44)          (3.97)          (0.68)        (0.39)        (1.36)
-----------------------------------------------------------------------------------------------------------------------------------
  Total Distributions Declared to Shareholders                 (1.69)          (4.23)          (1.01)        (0.75)        (1.80)
-----------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE -- END OF PERIOD ($)                           27.55           29.32           42.14         36.90         31.92
-----------------------------------------------------------------------------------------------------------------------------------
Total return (%)(b)                                            (0.08)(c)      (21.54)(c)       17.20         18.15         47.29
-----------------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS (%):
  Expenses (excluding reimbursement/waiver)                     0.50            0.48            0.47          0.47          0.40
  Expenses (including reimbursement/waiver)                     0.49            0.47            0.47          0.47          0.40
  Net investment income (including reimbursement/waiver)        0.88            0.74            0.88          1.11          1.44
Portfolio turnover rate (%)                                        8              15              12             3             3

NET ASSETS, END OF PERIOD (000'S) ($)                        841,016         821,147       1,065,129       828,899       626,740

(a) Net investment income per share before reimbursement of certain expenses by the sub-administrator for the years ended March 31, 2002, 2001, 2000, 1999 and 1998 was $0.25, $0.26, $0.32, $0.35 and $0.40, respectively.
(b) Total return at net asset value assuming all dividends reinvested.
(c) Had the advisor not waived a portion of the expenses, total return would have been lower.

--------------------------------------------------------------------------------
LIBERTY SMALL COMPANY INDEX FUND
--------------------------------------------------------------------------------

                                                                                    YEAR ENDED MARCH 31,
                                                               2002            2001            2000          1999         1998(A)
                                                              CLASS Z         CLASS Z         CLASS Z       CLASS Z       CLASS Z
NET ASSET VALUE -- BEGINNING OF PERIOD ($)                     15.15           17.92           15.22         20.73         22.64
-----------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS ($):
  Net investment income(b)                                      0.08            0.07            0.09          0.10          0.27
  Net realized and unrealized gain (loss) on investment
  and futures contracts                                         3.04           (0.47)           4.31         (4.04)         7.64
-----------------------------------------------------------------------------------------------------------------------------------
  Total from Investment Operations                              3.12           (0.40)           4.40         (3.94)         7.91
-----------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS ($):
  From net investment income                                   (0.11)          (0.04)          (0.09)        (0.09)        (0.33)
  From net realized capital gains                              (0.80)          (2.33)          (1.61)        (1.48)        (9.49)
-----------------------------------------------------------------------------------------------------------------------------------
  Total Distributions Declared to Shareholders                 (0.91)          (2.37)          (1.70)        (1.57)        (9.82)
-----------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE -- END OF PERIOD ($)                           17.36           15.15           17.92         15.22         20.73
-----------------------------------------------------------------------------------------------------------------------------------
Total return (%)(c)                                            21.32           (2.33)          30.52        (19.19)(d)     41.22
-----------------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS (%):
  Expenses (excluding reimbursement/waiver)                     0.41            0.41            0.41          0.41          0.40
  Expenses (including reimbursement/waiver)                     0.41            0.41            0.41          0.40          0.40
  Net investment income (including reimbursement/waiver)        0.43            0.48            0.53          0.56          0.97
Portfolio turnover rate (%)                                       21              41              36            22            99

NET ASSETS, END OF PERIOD (000'S) ($)                        291,111         253,860         279,914       259,903       399,162

(a) At a Special Meeting of Shareholders of the Galaxy Small Company Fund held on May 9, 1997, shareholders approved a change in the Fund's target index from the Russell Special Small Company Index to the Standard & Poor's SmallCap 600 Stock Price Index.
(b) Net investment income per share before reimbursement of certain expenses by the sub-administrator for the years ended March 31, 2002, 2001, 2000, 1999 and 1998 was $0.08, $0.07, $0.09, $0.10 and $0.27, respectively.
(c) Total return at net asset value assuming all dividends reinvested.
(d) Had the advisor not waived a portion of the expenses, total return would have been lower.

--------------------------------------------------------------------------------
LIBERTY U.S. TREASURY INDEX FUND
--------------------------------------------------------------------------------

                                                                                    YEAR ENDED MARCH 31,
                                                                2002            2001            2000         1999          1998
                                                              CLASS Z         CLASS Z         CLASS Z       CLASS Z       CLASS Z
NET ASSET VALUE -- BEGINNING OF PERIOD ($)                     10.66           10.13           10.54         10.50          9.99
-----------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS ($):
  Net investment income(a)                                      0.51(b)         0.61            0.61          0.61          0.63
  Net realized and unrealized gain (loss)                      (0.19)(b)        0.53           (0.38)         0.05          0.51
-----------------------------------------------------------------------------------------------------------------------------------
  Total from Investment Operations                              0.32            1.14            0.23          0.66          1.14
-----------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS ($):
  From net investment income                                   (0.58)          (0.61)          (0.64)        (0.62)        (0.63)
-----------------------------------------------------------------------------------------------------------------------------------
  Total Distributions Declared to Shareholders                 (0.58)          (0.61)          (0.64)        (0.62)        (0.63)
-----------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE -- END OF PERIOD ($)                           10.40           10.66           10.13         10.54         10.50
-----------------------------------------------------------------------------------------------------------------------------------
Total return (%)(c)                                             3.03(d)        11.60            2.39          6.38         11.72
-----------------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS (%):
  Expenses (excluding reimbursement/waiver)                     0.43            0.42            0.41          0.41          0.40
  Expenses (including reimbursement/waiver)(d)                  0.42            0.42            0.41          0.41          0.40
  Net investment income (including reimbursement/waiver)        4.84(d)         5.90            5.95          5.77          6.12
Portfolio turnover rate (%)                                       47              53              56            70            79

NET ASSETS, END OF PERIOD (000'S) ($)                        160,180         163,619         160,389       202,420       118,368

(a) Net investment income per share before reimbursement of certain expenses by the sub-administrator for the years ended March 31, 2002, 2001, 2000, 1999 and 1998 was $0.51, $0.61, $0.61, $0.61 and $0.63, respectively.
(b) The Fund adopted the provisions of the AICPA Audit Guide for Investment Companies effective April 1, 2001. The effect of the changes for the year ended March 31, 2002 on the net investment income per share, net realized and unrealized gain (loss) per share and the ratio of net investment income to average net assets is $(0.07), $0.07, and (0.63)%, respectively.
(c) Total return at net asset value assuming all dividends reinvested.
(d) Had the advisor not waived a portion of the expenses, total return would have been lower.

FOR MORE INFORMATION
-------------------------------------------------------------------------------
Additional information about a Fund's investments will be published in the Fund's semi-annual and annual reports to shareholders. The annual report will contain a discussion of the market conditions and investment strategies that significantly affected a Fund's performance over its last fiscal year.

You may wish to read the Statement of Additional Information for more information on the Fund and the securities in which it invests. The Statement of Additional Information is incorporated into this prospectus by reference, which means that it is considered to be part of this prospectus.

You can get free copies of reports and the Statement of Additional Information, request other information and discuss your questions about a Fund by writing or calling the Funds' distributor at:

Liberty Funds Distributor, Inc.
One Financial Center
Boston, MA 02111-2621
1-800-426-3750
www.libertyfunds.com

Text-only versions of all Fund documents can be viewed online or downloaded from the EDGAR database on the Securities and Exchange Commission internet site at www.sec.gov.

You can review and copy information about a Fund by visiting the following location, and you can obtain copies, upon payment of a duplicating fee by electronic request at the E-mail address publicinfo@sec.gov or by writing the:

Public Reference Room
Securities and Exchange Commission
Washington, DC 20549-0102

Information on the operation of the Public Reference Room may be obtained by calling 1-202-942-8090.

INVESTMENT COMPANY ACT FILE NUMBER:

Liberty Funds Trust V: 811-5030

- Liberty Large Company Index Fund
  (formerly named Galaxy II Large Company Index Fund)

- Liberty Small Company Index Fund
  (formerly named Galaxy II Small Company Index Fund)

- Liberty U.S. Treasury Index Fund
  (formerly named Galaxy II U.S. Treasury Index Fund)

-------------------------------------------------------------------------------

[LOGO] LIBERTYFUNDS

       A MEMBER OF COLUMBIA MANAGEMENT GROUP

       (C)2002 Liberty Funds Distributor, Inc.
       A Member of Columbia Management Group
       One Financial Center, Boston, MA 02111-2621
       800.426.3750 www.libertyfunds.com


                                                              126-01/917L-1102

                        LIBERTY LARGE COMPANY INDEX FUND
                        LIBERTY SMALL COMPANY INDEX FUND
                        LIBERTY U.S. TREASURY INDEX FUND
                         SERIES OF LIBERTY FUNDS TRUST V
                       STATEMENT OF ADDITIONAL INFORMATION
                                NOVEMBER 25, 2002

This Statement of Additional Information (SAI) contains information which may be useful to investors but which is not included in the Prospectuses of Liberty Large Company Index Fund, Liberty Small Company Index Fund and Liberty U.S. Treasury Index Fund (each a Fund and collectively, the Funds). This SAI is not a prospectus and is authorized for distribution only when accompanied or preceded by a Prospectus of the Funds dated November 25, 2002. This SAI should be read together with a Prospectus of the Funds and the most recent Annual Report dated March 31, 2002, for the relevant Predecessor Fund (as defined below). Investors may obtain a free copy of a Prospectus and the Annual Reports from Liberty Funds Distributor, Inc. (LFD), One Financial Center, Boston, MA 02111-2621. The Financial Statements and Report of Independent Accountants appearing in each Predecessor Fund's March 31, 2002, Annual Report are incorporated in this SAI by reference.

Part 1 of this SAI contains specific information about the Funds. Part 2 includes information about the funds distributed by LFD generally and additional information about certain securities and investment techniques described in the Funds' Prospectuses.

TABLE OF CONTENTS

                                                                                         PAGE
      PART 1
      Definitions.................................................................        b
      Organization and History....................................................        b
      Investment Goal and Policies................................................        b
      Fundamental and Non-Fundamental Investment Policies.........................        b
      Portfolio Turnover..........................................................        e
      Fund Charges and Expenses...................................................        f
      Investment Performance......................................................        l
      Custodian of the Funds......................................................        l
      Independent Auditors........................................................        m

      PART 2
      Miscellaneous Investment Practices..........................................        1
      Taxes.......................................................................       20
      Counsel to the Funds........................................................       23
      Management of the Funds.....................................................       23
      Determination of Net Asset Value............................................       31
      How to Buy Shares...........................................................       32
      Special Purchase Programs/Investor Services.................................       33
      Programs for Reducing or Eliminating Sales Charges..........................       35
      How to Sell Shares..........................................................       37
      Distributions...............................................................       41
      How to Exchange Shares......................................................       41
      Suspension of Redemptions...................................................       42
      Shareholder Liability.......................................................       42
      Shareholder Meetings........................................................       42
      Performance Measures........................................................       42
      Appendix I..................................................................       45
      Appendix II.................................................................       50
      Appendix III................................................................       58

126-16/783L-1102


                                       a

                                     PART 1
                        LIBERTY LARGE COMPANY INDEX FUND
                        LIBERTY SMALL COMPANY INDEX FUND
                        LIBERTY U.S. TREASURY INDEX FUND
                       STATEMENT OF ADDITIONAL INFORMATION
                                NOVEMBER 25, 2002

DEFINITIONS

"Large Company Index Fund" or "Fund"          Liberty Large Company Index Fund
"Small Company Index Fund" or "Fund"          Liberty Small Company Index Fund
"U.S. Treasury Index Fund" or "Fund"          Liberty U.S. Treasury Index Fund
"Predecessor Fund" or "Predecessor Funds"     See below under "Organization and History"
"Trust"                                       Liberty Funds Trust V
"Advisor"                                     Fleet Investment Advisors Inc., the Funds' investment advisor
"Administrator"                               Colonial Management Associates, Inc., the Funds' administrator
"LFD"                                         Liberty Funds Distributor, Inc., the Funds' distributor
"LFS"                                         Liberty Funds Services, Inc., the Funds' shareholder services and transfer agent

ORGANIZATION AND HISTORY

The Trust is a Massachusetts business trust organized in 1986. Each Fund is an open-end, management investment company that represents the entire interest in a separate series of the Trust and is a diversified series of the Trust. Each Fund is the successor to a separate series of The Galaxy Fund II, a Massachusetts business trust organized on February 22, 1990. On November 25, 2002 and December 9, 2002, the series of The Galaxy Fund II to which the Funds succeeded (the "Predecessor Funds") were reorganized as separate series of the Trust. Class Z shares of the Funds were issued in exchange for existing shares of the Predecessor Funds. The Funds may in the future offer other classes of shares.

The Large Company Index Fund commenced operations on October 1, 1990; the Small Company Index Fund commenced operations on October 1, 1990; and the U.S. Treasury Index Fund commenced operations on June 4, 1991.

The Trust is not required to hold annual shareholder meetings, but special meetings may be called for certain purposes. Shareholders receive one vote for each Fund share. Shares of the Fund and any other series of the Trust that may be in existence from time to time generally vote together except when required by law to vote separately by fund or by class. Shareholders owning in the aggregate ten percent of Trust shares may call meetings to consider removal of Trustees. Under certain circumstances, the Trust will provide information to assist shareholders in calling such a meeting. See Part 2 of this SAI for more information.

Effective April 1, 1999, the Trust changed its name from Colonial Trust V to its current name.

INVESTMENT GOAL AND POLICIES

The Prospectuses describe each Fund's investment goal and investment strategies and risks. Part 1 of this SAI includes additional information concerning, among other things, the fundamental investment policies of the Funds. Part 2 contains additional information about the following securities and investment techniques that may be utilized by the Funds, unless otherwise noted, subject to any restrictions described in Part 1 of this SAI:

    Common Stock, Preferred Stock and Warrants
    Money Market Instruments
    Securities Loans
    Repurchase Agreements
    Futures Contracts and Related Options (the Large Company Index and Small
      Company Index Funds only)
    Temporary Cash Balances

Except as indicated below under "Fundamental and Non-Fundamental Investment Policies," the Funds' investment policies are not fundamental, and the Trustees may change the policies without shareholder approval.

FUNDAMENTAL AND NON-FUNDAMENTAL INVESTMENT POLICIES

FUNDAMENTAL INVESTMENT POLICIES

In addition to each Fund's investment goal as stated in its Prospectuses, the following investment limitations are matters of fundamental policy and may not be changed with respect to a Fund without the affirmative vote of the holders of a majority of its outstanding shares. A "vote of the holders of


                                       b
a majority of the outstanding shares" of a particular Fund means the affirmative vote of the holders of the lesser of (a) more than 50% of the outstanding shares of such Fund, or (b) 67% or more of the shares of such Fund present at a meeting if more than 50% of the outstanding shares of such Fund are represented at the meeting in person or by proxy.

Each Fund may not:

1. Underwrite any issue of securities except to the extent that the sale of portfolio securities in accordance with the Fund's investment objective, policies and limitations may be deemed to be underwriting.

2. Purchase or sell real estate or real estate limited partnership interests, or invest in oil, gas or mineral leases, or mineral exploration or development programs, except that the Fund may invest in securities secured by real estate, mortgages or interests therein and may purchase securities issued by companies that invest or deal in any of the above.

3.    Make short sales of securities or maintain a short position.

4. Purchase securities on margin, except that a Fund may obtain any short-term credits necessary for the clearance of purchases and sales of securities. For purposes of this restriction, the deposit or payment of initial or variation margin in connection with futures contracts or related options will not be deemed to be a purchase of securities on margin by the Fund.

5. Invest in commodities, except that the Large Company Index Fund and the Small Company Index Fund may invest in stock index futures.

6.    Invest in companies for the purpose of exercising control or management.

7. Purchase the securities of any issuer if as a result more than 5% of the value of the Fund's total assets would be invested in the securities of such issuer, except that (a) this 5% limitation does not apply to U.S. Government securities and (b) up to 25% of the value of the Fund's total assets may be invested without regard to this 5% limitation.

8. Borrow money or issue senior securities except that the Fund may borrow from banks for temporary or emergency purposes, and not for leveraging, and then in amounts not in excess of 33-1/3% of the value of the Fund's total assets at the time of such borrowing; or mortgage, pledge or hypothecate any assets except in connection with any bank borrowing and in amounts not in excess of the lesser of the dollar amounts borrowed or 33-1/3% of the value of the Fund's total assets at the time of such borrowing. Whenever borrowings are outstanding, a Fund will not make any additional investments (including roll-overs). For purposes of this restriction, collateral arrangements with respect to (a) the purchase and sale of options on stock indexes and (b) initial and variation margin for futures contracts will not be deemed to be issuances of senior securities or to be pledges of a Fund's assets.

9. Purchase any securities that would cause 25% or more of the value of the Fund's total assets at the time of purchase to be invested in the securities of issuers conducting their principal business activities in the same industry, provided that there shall be no limit on the purchase of U.S Government securities.

10. Make loans, except that the Fund may purchase or hold debt obligations, lend portfolio securities and enter into repurchase agreements, as described herein and in the prospectuses.

11. Purchase securities of other investment companies except as they may be acquired in connection with a merger, consolidation, acquisition, reorganization or offer of exchange and except as permitted under the 1940 Act. Purchases made in connection with this restriction may subject shareholders to duplicate fees and expenses.

12. Purchase more than 10% of the voting securities of any one issuer, more than 10% of the securities of any class of any one issuer or more than 10% of the outstanding debt securities of any one issuer; provided that this limitation shall not apply to investments in U.S. Government securities.

13. Invest more than 5% of the value of the Fund's net assets in securities which may be illiquid because of legal or contractual restrictions on resale or securities for which there are no readily available market quotations. For purposes of this limitation, repurchase agreements with maturities greater than seven days shall be considered illiquid securities.

NON-FUNDAMENTAL INVESTMENT POLICIES

The Large Company Index Fund and the Small Company Index Fund may not engage in futures activities for other than bona fide hedging purposes if the aggregate initial margin deposits on its non-hedging futures contracts and premiums paid on its related options exceed 5% of the fair market value of the Fund's total assets, after taking into account unrealized profits and unrealized losses on futures contracts it has entered into.

Each of the Funds will set aside with its custodian, or with a designated subcustodian, cash or liquid securities at least equal to the underlying commodity value of each long position the Fund assumes in commodity futures contracts or will take other actions consistent with regulatory requirements to avoid leverage.

Each Fund will adhere to the following conditions whenever its portfolio securities are loaned: (a) the loans will not exceed 33-1/3% of the Fund's total assets taken at value; (b) the Fund must receive cash or equivalent securities from the borrower as collateral at least equal to 100% of the current market value of the loaned securities plus any interest and dividends accrued thereon;
(c) the borrower must increase such collateral whenever the market value of the securities plus any accrued interest or dividends rises above the level of such collateral; (d) the Fund must be able


                                       c
to terminate the loan at any time; (e) the Fund must receive reasonable interest on the loan, as well as any dividends, interest or other distributions on the loaned securities, and any increase in market value; (f) the Fund may pay only reasonable custodian fees in connection with the loan; and (g) voting rights on the loaned securities may pass to the borrower, provided, however, that if a material event adversely affecting the investment occurs, the Board of Trustees must terminate the loan and regain the right to vote the securities.

Each of the Funds will not enter into repurchase agreements that would cause more than 5% of their respective net assets to be invested in illiquid securities.

Except as stated otherwise and except with respect to Investment Limitation No. 8, if a percentage limitation is satisfied at the time of investment, a later increase in such percentage resulting from a change in the value of a Fund's portfolio securities generally will not constitute a violation of the limitation. If the value of a Fund's holdings of illiquid securities at any time exceeds the percentage limitation applicable at the time of acquisition due to subsequent fluctuations in value or other reasons, the Board of Trustees will consider what actions, if any, are appropriate to maintain adequate liquidity. With respect to borrowings, if a Fund's asset coverage at any time falls below that required by the 1940 Act, the Fund will reduce the amount of its borrowings in the manner required by the 1940 Act to the extent necessary to satisfy the asset coverage requirement.

Each Fund may follow non-fundamental operating policies that are more restrictive than its fundamental investment limitations, as set forth in the Prospectuses and this Statement of Additional Information, in order to comply with applicable laws and regulations, including the provisions of and regulations under the 1940 Act.

THE INDEXING APPROACH

The Funds are not managed in a traditional sense, that is, by making discretionary judgments based on analysis of economic, financial and market conditions. Instead, the Funds seek to match the investment performance of their respective market segments, as represented by their respective indexes, through the use of sophisticated computer models to determine which stocks or bonds should be purchased or sold, while keeping transaction and administrative costs to a minimum. In using sophisticated computer models to select securities, a Fund will only purchase a security that is included in its respective index at the time of such purchase. A Fund may, however, temporarily continue to hold a security that has been deleted from its respective index pending the rebalancing of the Fund's portfolio. A list of securities included, as of the date of this Statement of Additional Information, in each of the Standard & Poor's 500 Composite Stock Price Index ("S&P 500"), the Standard & Poor's SmallCap 600 Stock Price Index ("S&P SmallCap 600 Index"), and the U.S. Treasury component ("U.S. Treasury Index") of the Salomon Smith Barney Broad Investment-Grade Bond Index is available free of charge by calling Liberty at 1-800-426-3750, or by writing to Liberty, c/o Liberty Funds Services, Inc. ("LFS"), P.O. Box 8081, Boston, MA 02266-8081.

While there can be no guarantee that each Fund's investment results will precisely match the results of its corresponding index, the Advisor believes that, before deduction of operating expenses, there will be a very high correlation between the returns generated by the Funds and their respective indexes. Each Fund will attempt to achieve a correlation between the performance of its portfolio and that of its respective index of at least 0.95 before deduction of operating expenses. A correlation of 1.00 would indicate perfect correlation, which would be achieved when a Fund's net asset value, including the value of its dividend and capital gains distributions, increases or decreases in exact proportion to changes in its respective index. Each Fund's ability to correlate its performance with its respective index, however, may be affected by, among other things, changes in securities markets, the manner in which Standard & Poor's or Salomon Smith Barney calculates their respective indexes, and the timing of purchases and redemptions. The Advisor monitors the correlation of the performance of the Funds in relation to their indexes under the supervision of the Board of Trustees. In the unlikely event that a high correlation is not achieved, the Board of Trustees will take appropriate steps based on the reasons for the lower than expected correlation.

The Advisor believes that the indexing approach should involve less turnover, and thus lower brokerage costs, transfer taxes and operating expenses, than in more traditionally managed funds, although there is no assurance that this will be the case. Ordinarily, a Fund will buy or sell securities only to reflect changes in an index (including mergers or changes in the composition of an index) or to accommodate cash flows into and out of the Fund. The costs and other expenses incurred in securities transactions, apart from any difference between the investment results of a Fund and that of its respective index, may cause the return of a Fund to be lower than the return of its respective index. The Funds may invest in less than all of the securities included in their respective indexes, which may result in a return that does not match that of the indexes, after taking expenses into account.

LARGE COMPANY INDEX FUND

The Large Company Index Fund invests substantially all of its assets (under normal circumstances, at least 80% of net assets plus any borrowings for investment purposes) in the common stocks of large companies included in the S&P
500. This 80% policy may be changed by the Board of Trustees without shareholder approval, although shareholders will be given at least 60 days' prior written notice of any such change.

The S&P 500 is composed of 500 common stocks, most of which are listed on the New York Stock Exchange (the "NYSE"). S&P chooses the stocks for the S&P 500 on a statistical basis. As of December 31, 2001, the stocks in the S&P 500 had an average market capitalization of approximately $20.9 billion and accounted for approximately 81.7% of the total market value of all U.S. common stocks. The Advisor believes that the S&P 500 is


                                       d
an appropriate benchmark for the Fund because it is diversified, it is familiar to many investors and it is widely accepted as a reference for common stock investments.

SMALL COMPANY INDEX FUND

The Small Company Index Fund invests substantially all of its assets (under normal circumstances, at least 80% of net assets, plus any borrowings for investment purposes) in the common stocks of small companies included in the S&P SmallCap 600 Index. This 80% policy may be changed by the Board of Trustees without shareholder approval, although shareholders will be given at least 60 days' prior written notice of any such change.

The S&P SmallCap 600 Index is comprised of 600 U.S. common stocks with small market capitalizations. Like the S&P 500, the weighting of stocks in the S&P SmallCap 600 Index is based on each stock's relative total market capitalization. As of December 31, 2001, stocks in the S&P SmallCap 600 Index accounted for about 2.94% of the total market value of all publicly traded U.S. common stocks. The average capitalization of stocks included in the S&P SmallCap 600 Index as of December 31, 2001 was approximately $632 million, although the capitalization of some companies included in the S&P SmallCap 600 Index is significantly higher.

When utilized, the portfolio optimization program is expected to provide an effective method of substantially duplicating the dividend income and capital gains produced by the S&P SmallCap 600 Index. Since the Fund does not hold every stock in the S&P SmallCap 600 Index when utilizing portfolio optimization, it is not expected to track the S&P SmallCap 600 Index with the same degree of accuracy as when it holds all 600 stocks in the Index, although the Fund will seek a correlation of at least 0.95, before deduction of operating expenses.

U.S. TREASURY INDEX FUND

The U.S. Treasury Index Fund invests substantially all of its assets (under normal circumstances, at least 80% of net assets plus any borrowings for investment purposes) in U.S. Treasury securities included in the U.S. Treasury Index. This 80% policy may be changed by the Board of Trustees without shareholder approval, although shareholders will be given at least 60 days' prior written notice of any such change.

The U.S. Treasury Index is composed of all U.S. Treasury notes and bonds with remaining maturities of at least one year and outstanding principal of at least $25 million. Securities in the Index are weighted by market value, that is, the price per bond or note multiplied by the number of bonds or notes outstanding. Salomon Smith Barney updates the roster of securities represented in the U.S. Treasury Index monthly, adding new notes and bonds issued in the past month and removing those notes and bonds that no longer meet the index's criteria. The following table further describes the Predecessor Fund to the U.S. Treasury Index Fund as of December 31, 2001:

                                                          U.S. TREASURY
                                                            INDEX FUND
                                                            ----------
      Number of Issues............................                  28
      Total Market Value..........................        $161,221,320
      Minimum Maturity............................           1.2 Years
      Maximum Maturity............................          27.2 Years
      Weighted Average Maturity...................           9.6 Years

      Percent of Market Value with remaining
            Maturity of:

               1-3 years..........................             31.4%
               3-7 years..........................             20.9%
               7-10 years.........................             10.9%
               10-20 years........................             18.2%
               Over 20 years......................             17.6%
      Cash equivalent reserve.....................              1.0%

The Fund will not hold all of the issues in its index because of the costs involved. Instead, each security will be considered for inclusion in the Fund based on its contribution to the total market value, average coupon rate and average weighted maturity of the Fund and its similarity to these financial characteristics of the Fund's index.

The Fund is authorized to engage in other types of securities transactions as described elsewhere in this Statement of Additional Information. Because the Fund expects to generate income generally exempt from state and local income taxes, it will engage in such investment practices only when deemed by the Advisor to be in the best interests of the Fund's shareholders.

PORTFOLIO TURNOVER

The Advisor believes that the indexing approach should involve less turnover, and thus lower brokerage costs, transfer taxes and operating expenses, than in more traditionally managed funds, although there is no assurance that this will be the case. For more information, see the section above entitled, "The Indexing Approach."



                                       e

Portfolio turnover is included in the Prospectuses under "Financial Highlights." Each Fund may sell a portfolio investment soon after its acquisition if the Advisor believes that such a disposition is consistent with the Fund's investment objective. Portfolio investments may be sold for a variety of reasons, such as a more favorable investment opportunity or other circumstances bearing on the desirability of continuing to hold such investments. A portfolio turnover rate of 100% or more is considered high, although the rate of portfolio turnover will not be a limiting factor in making portfolio decisions. High portfolio turnover may cause the Funds to realize capital gains which, if realized and distributed by the Funds, may be taxable to shareholders as ordinary income. High portfolio turnover may result in correspondingly greater brokerage commissions and other transaction costs, which will be borne directly by the Funds.

FUND CHARGES AND EXPENSES

For the services provided and expenses assumed with respect to the Funds, the Advisor is entitled to receive advisory fees, computed daily and paid monthly, at the annual rate of 0.10% of the average daily net assets of each Fund.

Under each Fund's administration agreement, the Fund pays the Administrator a monthly fee at the annual rate of 0.0668% of the average daily net assets of the Fund.

The Administrator is responsible for providing accounting and bookkeeping services to the Fund pursuant to a pricing and bookkeeping agreement. Under a separate agreement (outsourcing agreement), the Administrator has delegated those functions to State Street Bank and Trust Company (State Street). The Administrator pays fees to State Street under the outsourcing agreement.

Under its pricing and bookkeeping agreement with the Funds, the Administrator receives from the Funds a monthly fee consisting of a flat fee plus an asset-based fee, as follows:

      -     an annual flat fee of $10,000, paid monthly; and

      - in any month that the Fund has average net assets of more than $50 million, a monthly fee equal to the percentage of the average net assets of the Fund for that month that is determined by the following formula:

[(number of stand-alone funds and master funds for which State Street provides pricing and bookkeeping services under the outsourcing agreement x $105,000) + (number of feeder funds for which State Street provides pricing and bookkeeping services under the outsourcing agreement x $12,000) - (annual flat fees payable by each fund for which State Street provides pricing and bookkeeping services under the outsourcing agreement )] / (average monthly net assets of all stand-alone funds and feeder funds for which State Street provides pricing and bookkeeping services under the outsourcing agreement with average monthly net assets of more than $50 million in that month)

The Fund reimburses the Administrator for all out-of-pocket expenses and charges, including fees payable to third parties (other than State Street) for providing pricing data.

Under the shareholders' servicing and transfer agency fee arrangement between LFS and the Funds, the Funds pay the following fees:

      -     A new account set up charge of $5.00 per account; plus

      - An account maintenance fee for each open non-networked account of $14.00 per annum and for each networked account in the amount of $100,000 or less of $11.00 per annum and each networked account in the amount of over $100,000 of $8.00 per annum, payable on a monthly basis, in an amount equal to 1/12 the per annum charge; plus

      - An account fee for each closed account in the amount of $100,000 or less of $14.00 per annum and each closed account in the amount of over $100,000 of $11.00 per annum, payable on a monthly basis, in an amount equal to 1/12 the per annum charge; plus

      - The Fund's allocated share of LFS' out-of-pocket expenses reasonably incurred by LFS in performing its duties and responsibilities pursuant to this arrangement.

There is a minimum annual fee per Fund of $5,000.

Fleet National Bank ("FNB"), an affiliate of the Advisor, located at 100 Federal Street, Boston, MA 02110, served as the administrator (until July 2002) of the Predecessor Funds. PFPC, Inc. ("PFPC") (formerly known as First Data Investor Services Group, Inc.), located at 4400 Computer Drive, Westborough, Massachusetts 01581-5108, served as sub-administrator and transfer and dividend disbursing agent (until July 2002) for the Predecessor Funds. PFPC is an indirect majority-owned subsidiary of PNC Bank Corp. During the last three fiscal years, no administration fees were waived by FNB.


                                       f

RECENT FEES PAID TO THE ADVISOR, FNB AND OTHER SERVICE PROVIDERS

The following tables present recent fees paid to the Advisor, FNB and other service providers by the relevant Predecessor Funds.

                                                                       Large Company Index Fund
                                                                         Years ended March 31,
                                                                         ---------------------
                                                                  2002            2001           2000
                                                                  ----            ----           ----
  Advisory fee                                                 $  825,835      $  998,530     $  953,726
  Administration fee                                            2,478,361       2,995,589      2,861,179
  Expense reimbursement by Sub-Administrator                       13,474          14,827         25,648

                                                                      Small Company Index Fund
                                                                        Years ended March 31,
                                                                        ---------------------
                                                                   2002         2001          2000
                                                                   ----         ----          ----
  Advisory fee                                                  $753,553      $270,502      $268,924
  Administration fee                                             767,629       811,508       806,772
  Expense reimbursement by Sub-Administrator                       4,280         5,025         6,866

                                                                       U.S. Treasury Index Fund
                                                                         Years ended March 31,
                                                                         ---------------------
                                                                2002              2001            2000
                                                                ----              ----            ----
  Advisory fee                                                 $164,165         $160,240        $180,420
  Administration fee                                            492,494          480,721         541,259
  Expense reimbursement by Sub-Administrator                     10,424            3,532           4,715

Fleet Bank, an affiliate of FleetBoston Financial Corporation, and Columbia Trust Company were paid fees for Sub-Account Services performed with respect to shares of the Predecessor Funds held by defined contribution plans. Pursuant to agreements between Fleet Bank, Columbia Trust Company and PFPC, Fleet Bank and Columbia Trust Company were paid $21.00 per year for each defined contribution plan participant account. For the fiscal year ended March 31, 2002, Fleet Bank and Columbia Trust Company received $692,853 and $59,449, respectively, for Sub-Account Services.

BROKERAGE COMMISSIONS

For the fiscal years ended March 31, 2002, 2001 and 2000, the Funds paid brokerage commissions as shown in the table below. During fiscal year ended March 31, 2002, certain Funds effected a portion of their portfolio transactions through Quick & Reilly Institutional Trading ("Quick & Reilly"), a division of Fleet Securities, Inc., which is an affiliate of the Advisor. The table below discloses (1) the aggregate amount of commissions paid to Quick & Reilly by the Funds during the fiscal year ended March 31, 2002, (2) the percentage of each Fund's aggregate brokerage commissions for the fiscal year ended March 31, 2002, that was paid to Quick & Reilly, and (3) the percentage of each Fund's aggregate dollar amount of transactions that involved payment of commissions that was effected through Quick & Reilly during the fiscal year ended March 31, 2002. In addition, the table below discloses the soft dollar commissions paid by the Funds during the fiscal year ended March 31, 2002 (information for earlier years not provided).

                                                                    Large Company Index Fund
                                                                     Years ended March 31,
                                                                     ---------------------
                                                                2002          2001         2000
                                                                ----          ----         ----
      Total commissions                                       $ 61,491     $ 154,267    $ 154,863
      Soft dollar commissions                                   10,259
      Aggregate commissions to Quick & Reilly                    5,452
      % of aggregate commissions to Quick & Reilly                8.87%
      % of aggregate commission transactions                     12.02%
           effected through Quick & Reilly

                                                                   Small Company Index Fund
                                                                     Years ended March 31,
                                                                     ---------------------
                                                               2002           2001          2000
                                                               ----           ----          ----
      Total commissions                                     $ 129,995      $ 192,119     $ 225,298
      Soft dollar commissions                                   7,802
      Aggregate commissions to Quick & Reilly                   6,881
      % of aggregate commissions to Quick & Reilly               5.29%
      % of aggregate commission transactions                     5.23%
           effected through Quick & Reilly



                                      g

                                                                     U.S. Treasury Index Fund
                                                                       Years Ended March 31,
                                                                       ---------------------
                                                                   2002         2001         2000
                                                                   ----         ----         ----
      Total commissions                                              $0          $0           $0
      Soft dollar commissions                                         0
      Aggregate commissions to Quick & Reilly                       N/A
      % of aggregate commissions to Quick & Reilly                  N/A
      % of aggregate commission transactions                        N/A
           effected through Quick & Reilly

U.S. Government securities are generally purchased from underwriters or dealers, although certain newly issued U.S. Government securities may be purchased directly from the issuing agency or instrumentality. No brokerage commissions are typically paid on purchases and sales of U.S. Government securities.

The Trust is required to identify any securities of its "regular brokers or dealers" that the Funds have acquired during their most recent fiscal year. At March 31, 2002, the Funds held securities of their regular brokers or dealers as set forth below:

                 Fund                   Broker/Dealer                  Value
      -------------------------        ----------------             ----------
      Large Company Index......        Lehman Brothers             $ 1,218,205

TRUSTEES AND TRUSTEES' FEES

The Advisor or its affiliates pay the compensation of all the officers of the Liberty Funds, including the Trustees who are affiliated with the Advisor. For the fiscal year ended March 31, 2002, the Trustees did not receive compensation from the Funds because the Funds had not yet commenced investment operations. For the calendar year ended December 31, 2001, the Trustees received the following compensation for serving as Trustees:


                                       Pension or                  Total Compensation from
                                       Retirement                  the Funds and the Fund
                                   Benefits Accrued as               Complex Paid to the
                                        Part of                    Trustees for the Calendar
        Trustee                     Fund Expenses (a)         Year Ended December 31, 2001 (b)(c)
        -------                     -----------------         -----------------------------------
    John A. Bacon, Jr.                    N/A                         $    95,000
    Robert J. Birnbaum                    N/A                              25,300
    Tom Bleasdale                         N/A                             103,000(d)
    William W. Boyd                       N/A                              50,000
    Lora S. Collins                       N/A                              96,000
    James E. Grinnell                     N/A                             100,300
    Douglas A. Hacker                     N/A                             109,000
    Janet Langford Kelly                  N/A                             107,000
    Richard W. Lowry                      N/A                             135,300
    Salvatore Macera                      N/A                             110,000
    William E. Mayer                      N/A                             132,300
    James L. Moody, Jr.                   N/A                              91,000
    Charles R. Nelson                     N/A                             109,000
    John J. Neuhauser                     N/A                             132,510
    Joseph R. Palombo(e)                  N/A                                 N/A
    Thomas Stitzel                        N/A                             109,000
    Thomas C. Theobald                    N/A                             112,000
    Anne-Lee Verville                     N/A                             114,000(f)

(a) The Fund does not currently provide pension or retirement plan benefits to the Trustees.

(b) As of December 31, 2001, the Liberty family of funds (Liberty Funds) consisted of 53 open-end and 9 closed-end management investment company portfolios; the Stein Roe family of funds (Stein Roe Funds) consisted of 40 open-end management investment company portfolios and 1 limited liability company; and the All-Star family of funds (All-Star Funds) consisted of 2 closed-end management investment company portfolios (collectively, the "Liberty Fund Complex"). As of December 27, 2000, the boards of trustees of the Liberty Funds and Stein Roe Funds were effectively combined into a single board for the Liberty Funds and Stein Roe Funds. The All-Star Funds have separate boards of directors.

(c) In connection with the combination of the Liberty and Stein Roe boards of trustees, Messrs. Bacon, Bleasdale, Boyd, Grinnell, Moody and Ms. Collins will receive $95,000, $103,000, $50,000, $75,000, $91,000, and $96,000,
      respectively, for retiring prior to their respective board's mandatory retirement age. This payment will continue for the lesser of two years or until the date the Trustee would otherwise have retired at


                                       h
      age 72. The payments, which began in 2001, are paid quarterly. FleetBoston Financial Corporation (FleetBoston) and the Liberty Fund Complex will each bear one-half of the cost of the payments. The portion of the payments borne by FleetBoston was paid by Liberty Financial Companies, Inc. (LFC) prior to November 1, 2001, when the asset management business of LFC was acquired by Fleet National Bank, a subsidiary of FleetBoston. The Liberty Fund Complex portion of the payments will be allocated among the Liberty Fund Complex based on each fund's share of the Trustee fees for 2000.

(d) During the calendar year ended December 31, 2001, Mr. Bleasdale deferred his total compensation of $103,000 pursuant to the deferred compensation plan.

(e) Mr. Palombo does not receive compensation because he is an employee of the Advisor. Because Mr. Palombo is an "interested person" of Liberty Asset Management Company, he resigned his position as a director of the All-Star Funds on November 1, 2001, in connection with the acquisition of the asset management business of LFC by Fleet National Bank.

(f) During the fiscal year ended March 31, 2002, and the calendar year ended December 31, 2001, Ms. Verville deferred her total compensation of $114,000 pursuant to the deferred compensation plan.

ROLE OF THE BOARD OF TRUSTEES

The Trustees of the Liberty Funds are responsible for the overall management and supervision of the Liberty Funds' affairs and for protecting the interests of the shareholders. The Trustees meet periodically throughout the year to oversee the Liberty Funds' activities, review contractual arrangements with service providers for the Liberty Funds and review the Liberty Funds' performance. The Trustees have created several committees to perform specific functions for the Liberty Funds.

AUDIT COMMITTEE

Ms. Verville and Messrs. Hacker, Macera, Nelson and Neuhauser are members of the Audit Committee of the Board of Trustees of the Liberty Funds. The Audit Committee's functions include making recommendations to the Trustees regarding the selection and performance of the independent accountants, and reviewing matters relative to accounting and auditing practices and procedures, accounting records, and the internal accounting controls, of the Liberty Funds and certain service providers. In the fiscal year ended March 31, 2002, the Audit Committee convened six times.

GOVERNANCE COMMITTEE

Ms. Verville and Messrs. Hacker, Lowry, Mayer and Theobald are members of the Governance Committee of the Board of Trustees of the Liberty Funds. The Governance Committee's functions include recommending to the Trustees nominees for Trustee and for appointments to various committees, performing periodic evaluations of the effectiveness of the Board, reviewing and recommending to the Board policies and practices to be followed in carrying out the Trustees' duties and responsibilities and reviewing and making recommendations to the Board regarding the compensation of the Trustees who are not affiliated with the Funds' investment advisors. The Governance Committee will consider candidates for Trustee recommended by shareholders. Written recommendations with supporting information should be directed to the Committee, in care of the relevant Fund. In the fiscal year ended March 31, 2002, the Governance Committee convened one time.

ADVISORY FEES & EXPENSES COMMITTEE

Ms. Kelly and Messrs. Mayer, Neuhauser, Stitzel and Theobald are members of the Advisory Fees & Expenses Committee of the Board of Trustees of the Liberty Funds. The Advisory Fees & Expenses Committee's functions include reviewing and making recommendations to the Board as to contracts requiring approval of a majority of the disinterested Trustees and as to any other contracts that may be referred to the Committee by the Board. In the fiscal year ended March 31, 2002, the Advisory Fees & Expenses Committee convened three times.

TRADING OVERSIGHT COMMITTEE

Ms. Kelly and Messrs. Lowry, Macera, Nelson and Stitzel are members of the Trading Oversight Committee of the Board of Trustees of the Liberty Funds. The Trading Oversight Committee's functions include reviewing and recommending to the Board the policies and practices to be followed by the Funds' investment advisers in executing portfolio trades on behalf of the Funds and regularly reviewing the allocation of the Funds' portfolio transactions among executing broker/dealers, the level of commission payments, soft dollar commitments, directed brokerage arrangements and other trading practices. In the fiscal year ended March 31, 2002, the Trading Oversight Committee convened two times.

SHARE OWNERSHIP

The following table shows the dollar range of equity securities beneficially owned by each Trustee as of December 31, 2001, (i) in the Predecessor Funds and
(ii) in all Liberty Funds and All-Star Funds overseen by the Trustee.


                                       Dollar Range of Equity         Aggregate Dollar Range of Equity
                                        Securities Owned in        Securities Owned in All Funds Overseen
     Name of Trustee                   the Predecessor Funds         by Trustee in Liberty Fund Complex
     ---------------                   ---------------------         ----------------------------------
  DISINTERESTED TRUSTEES

  Douglas A. Hacker                           $ 0                           Over $100,000
  Janet Langford Kelly                        $ 0                           Over $100,000
  Richard W. Lowry (g)                        $ 0                           Over $100,000
  Salvatore Macera                            $ 0                          $50,001-$100,000
  Charles R. Nelson                           $ 0                           Over $100,000
  John J. Neuhauser (g)                       $ 0                           Over $100,000
  Thomas E. Stitzel                           $ 0                          $50,001-$100,000
  Thomas C. Theobald                          $ 0                           Over $100,000
  Anne-Lee Verville                           $ 0                           Over $100,000

  INTERESTED TRUSTEES

  William E. Mayer (g)                        $ 0                          $50,001-$100,000
  Joseph R. Palombo                           $ 0                             $1-10,000

(g) Trustee also serves as a Trustee of Liberty All-Star Equity Fund and a Director of Liberty All-Star Growth Fund, Inc. (together, the "Liberty All-Star Funds").

OWNERSHIP OF THE FUNDS

As of record on September 30, 2002, the Trustees and officers of the Trust as a group owned less than 1% of the then outstanding shares of the Predecessor Funds.

As of record on September 30, 2002, the following shareholders of record owned 5% or more of the shares of the Predecessor Funds noted below:

GALAXY LARGE COMPANY INDEX FUND

                                  TRUST SHARES

   Shareholder (Name And Address)                     Share Balance          Percent Of Class Total (%)
   ------------------------------                     -------------          --------------------------
    Gales & Co                                        1,834,573.3610                    6.17
    Fleet Investment Services
    Mutual Fund Unit-NY/Ro/To4A
    159 East Main Street
    Rochester, NY 14638-0001

    Gales & Co                                        2,322,309.8950                    7.81
    Fleet Investment Services
    Mutual Fund Unit-NY/Ro/To4A
    159 East Main Street
    Rochester, NY 14638-0001

    AMVESCAP National Trust Company AGE               5,454,586.5880                   18.35
    For Fleet National Bank FBO
    FleetBoston Financial Savings Plus
    P.O. Box 4054
    Concord, CA 94524-4054

GALAXY SMALL COMPANY INDEX FUND

No shareholders held more than five percent.


                                       j

GALAXY U.S. TREASURY INDEX FUND

                                  TRUST SHARES

  Shareholder (Name And Address)                   Share Balance         Percent Of Class Total (%)
  ------------------------------                   -------------         --------------------------
  Gales & Co                                       1,344,913.9010                   8.35
  Fleet Investment Services
  Mutual Fund Unit-NY/Ro/To4A
  159 East Main Street
  Rochester, NY 14638-0001

  Gales & Co.                                      2,926,066.4560                  18.17
  Fleet Investment Services
  Mutual Fund Unit-NY/Ro/To4A
  159 East Main Street
  Rochester, NY 14638-0001

  US Clearing Corp                                 1,098,966.9030                   6.82
  FBO 097-00100-13
  26 Broadway
  New York, NY 10004-1703

SALES CHARGES

PFPC Distributors served as distributor for the Predecessor Funds. PFPC Distributors, an indirect wholly owned subsidiary of PNC Financial Services Group, is a registered broker-dealer with principal offices located at 400 Bellevue Parkway, Wilmington, Delaware 19809. PFPC Distributors received no compensation from The Galaxy Fund II or any of the Predecessor Funds for its services.

12B-1 PLAN, SHAREHOLDER SERVICING PLAN, CDSCS AND CONVERSION OF SHARES

All of the Funds offer Class A, Class B, Class C and Class Z shares. The Funds may in the future offer other classes of shares. The Trustees have approved a 12b-1 Plan (Plan) pursuant to Rule 12b-1 under the Act. Under the Plan, the Funds pay LFD monthly a service fee at an annual rate of 0.25% of each Fund's average daily net assets attributed to Class A, B and C shares. The Funds also pay LFD monthly a distribution fee at an annual rate of 0.75% of each Fund's average daily net assets attributed to Class B and Class C shares. LFD may use the entire amount of such fees to defray the cost of commissions and service fees paid to financial service firms (FSFs) and for certain other purposes. Since the distribution and service fees are payable regardless of the amount of LFD's expenses, LFD may realize a profit from the fees.

The Plan authorizes any other payments by the Funds to LFD and its affiliates (including the Advisor) to the extent that such payments might be construed to be indirect financing of the distribution of Fund shares. The Trustees believe the Plan could be a significant factor in the growth and retention of the Funds' assets resulting in more advantageous expense ratios and increased investment flexibility which could benefit each class of Fund shareholders. The Plan will continue in effect from year to year so long as continuance is specifically approved at least annually by a vote of the Trustees, including the Trustees who are not interested persons of the Trust and have no direct or indirect financial interest in the operation of the Plan or in any agreements related to the Plan (Independent Trustees), cast in person at a meeting called for the purpose of voting on the Plan. The Plan may not be amended to increase the fee materially without approval by vote of a majority of the outstanding voting securities of the relevant class of shares and all material amendments of the Plan must be approved by the Trustees in the manner provided in the foregoing sentence. The Plan may be terminated at any time by vote of a majority of the Independent Trustees or by vote of a majority of the outstanding voting securities of the relevant class of shares. The continuance of the Plan will only be effective if the selection and nomination of the Trustees who are not interested persons of the Trust is effected by such disinterested Trustees.

Class A shares are offered at net asset value plus varying sales charges which may include a CDSC. Class B shares are offered at net asset value and are subject to a CDSC if redeemed within a certain number of years after purchase depending on the program you purchased your shares under. Class C shares are offered at net asset value and are subject to a 1.00% CDSC on redemptions within one year after purchase. Class G shares are offered at net asset value and are subject to a CDSC if redeemed within a certain number of years after purchase depending on when you purchased your shares that were exchanged for Class G shares. Class T shares are offered at net asset value plus varying sales charges which may include a CDSC. Class Z shares are offered at net asset value and are not subject to a CDSC. The CDSCs are described in the Prospectuses.

No CDSC will be imposed on shares derived from reinvestment of distributions or amounts representing capital appreciation. In determining the applicability and rate of any CDSC, it will be assumed that a redemption is made first of shares representing capital appreciation, next of shares representing reinvestment of distributions and finally of other shares held by the shareholder for the longest period of time.


                                       k

A certain number of years, depending on the program you purchased your shares under, after the end of the month in which a Class B share is purchased, such share and a pro rata portion of any shares issued on the reinvestment of distributions will be automatically converted into Class A shares having an equal value, which are not subject to the distribution fee.

INVESTMENT PERFORMANCE

The average annual total returns at March 31, 2002, for Class A, B, C and Z Shares of Funds (as applicable) are presented below.

LARGE COMPANY INDEX FUND(1):

                                Inception
                                  Date        1 Year   5 Years    10 Years
                                  ----        ------   -------    --------
       Class A (%)              11/18/02      -5.83      8.55      12.19
       Class B (%)              11/18/02      -4.78      9.57      12.86
       Class C (%)              11/18/02      -1.02      9.84      12.86
       Class Z (%)              10/01/90      -0.08      9.84      12.86

(1) Class A, Class B and Class C are newer classes of shares. Their performance information includes returns of the Fund's Class Z shares for periods prior to their inception. The average annual total returns shown for the Class Z shares include the returns for the Trust Shares of the Galaxy II Large Company Index Fund for periods prior to the date of this SAI. These returns have not been adjusted to reflect any differences in expenses (such as 12b-1 fees) between Class Z shares and the newer classes of shares. If differences in expenses had been reflected, the returns shown for periods prior to the inception of the newer classes of shares would have been lower.

SMALL COMPANY INDEX FUND(2):

                                Inception
                                  Date        1 Year    5 Years    10 Years
                                  ----        ------    -------    --------
        Class A (%)             11/18/02      14.38       10.72     11.86
        Class B (%)             11/18/02      16.32       11.84     12.52
        Class C (%)             11/18/02      20.32       12.04     12.52
        Class Z (%)             10/01/90      21.32       12.04     12.52

(2) Class A, Class B and Class C are newer classes of shares. Their performance information includes returns of the Fund's Class Z shares for periods prior to their inception. The average annual total returns shown for the Class Z shares include the returns for the Trust Shares of the Galaxy II Small Company Index Fund for periods prior to the date of this SAI. These returns have not been adjusted to reflect any differences in expenses (such as 12b-1 fees) between Class Z shares and the newer classes of shares. If differences in expenses had been reflected, the returns shown for periods prior to the inception of the newer classes of shares would have been lower.

U.S. TREASURY INDEX FUND(3):

                               Inception
                                  Date        1 Year    5 Years    10 Years
                                  ----        ------    -------    --------
       Class A (%)              11/18/02       -1.85      5.91       6.30
       Class B (%)              11/18/02       -1.85      6.64       6.82
       Class C (%)              11/18/02        2.06      6.95       6.82
       Class Z (%)              06/04/91        3.03      6.95       6.82

(3) Class A, Class B and Class C are newer classes of shares. Their performance information includes returns of the Fund's Class Z shares for periods prior to their inception. The average annual total returns shown for the Class Z shares include the returns for the Trust Shares of the Galaxy II U.S. Treasury Index Fund for periods prior to the date of this SAI. These returns have not been adjusted to reflect any differences in expenses (such as 12b-1 fees) between Class Z shares and the newer classes of shares. If differences in expenses had been reflected, the returns shown for periods prior to the inception of the newer classes of shares would have been lower.

See Part 2 of this SAI, "Performance Measures," for how calculations are made.

CUSTODIAN OF THE FUNDS

State Street Bank & Trust Company, located at 225 Franklin Street, Boston, MA 02110, is the Funds' custodian. The custodian is responsible for safeguarding the Funds' cash and securities, receiving and delivering securities and collecting the Funds' interest and dividends.



                                       l

INDEPENDENT AUDITORS

Ernst & Young LLP, located at 200 Clarendon Street, Boston, MA 02116, are the independent auditors for the Funds and were the independent auditors for the Predecessor Funds. The financial statements incorporated by reference in this SAI have been so incorporated, and the financial highlights included in the Prospectuses have been so included, in reliance upon the report of Ernst & Young LLP given on the authority of said firm as experts in auditing. The financial highlights for the Predecessor Funds included in the Prospectuses for fiscal years ended on or before March 31, 1998, were audited by The Galaxy Fund's former auditors.


                                       m